                                                       Registration Nos. 33-7647
                                                                        811-4782

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 8, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       [X]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 82                                              [X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               [X]
Amendment No. 83                                                             [X]
(Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of principal executive offices)
       Registrant's Telephone Number, including area code: (617) 470-8000

                                 Walter B. Grimm
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                     (Name and address of agent for service)
                  Please send copies of all communications to:

                                 David J. Harris
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
_____ immediately upon filing pursuant to paragraph (b)

_____ on [date] pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a)

_____ on [__________, 2003] pursuant to paragraph (a) of Rule 485

__X__ 75 days after filing pursuant to paragraph (a)

                                   Prospectus

[GRAPHIC]

HSBC Investor
Funds

SEPTEMBER __, 2003

HSBC INVESTOR
MONEY MARKET FUND

HSBC INVESTOR
CASH MANAGEMENT FUND

HSBC INVESTOR
U.S. GOVERNMENT
MONEY MARKET FUND

HSBC INVESTOR
NEW YORK TAX-FREE
MONEY MARKET FUND

HSBC INVESTOR
U.S. TREASURY
MONEY MARKET FUND

HSBC INVESTOR
CALIFORNIA TAX-FREE
MONEY MARKET FUND

                               HSBC Investor Funds

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
HSBC Investor Funds                           Table of Contents
--------------------------------------------------------------------------------

               [GRAPHIC]   Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------
Carefully review this          3   Overview
important section, which       4   HSBC Investor Money Market Fund
summarizes each Fund's         8   HSBC Investor Cash Management Fund
investments, risks, past      11   HSBC Investor U.S. Government Money Market
performance, and fees.             Fund
                              15   HSBC Investor New York Tax-Free Money Market
                                   Fund
                              19   HSBC Investor U.S. Treasury Money Market Fund
                              23   HSBC Investor California Tax-Free Money
                                   Market Fund

             [GRAPHIC]   Investment Objectives, Strategies and Risks
--------------------------------------------------------------------------------

Review this section for       27   HSBC Investor Money Market Fund
information on investment     28   HSBC Investor Cash Management Fund
strategies and risks.         29   HSBC Investor U.S. Government Money Market
                                   Fund
                              30   HSBC Investor New York Tax-Free Money Market
                                   Fund
                              31   HSBC Investor U.S. Treasury Money Market Fund
                              32   HSBC Investor California Tax-Free Money
                                   Market Fund
                              33   General Risk Factors: All Money Market Funds
                              34   Specific Risk Factors

                           [GRAPHIC]   Fund Management
--------------------------------------------------------------------------------

Review this section           35   The Investment Adviser
for details on the people     35   The Distributor and Administrator
and organizations who
provide services to the
Funds.

                       [GRAPHIC]   Shareholder Information
--------------------------------------------------------------------------------

Review this section for       36   Pricing of Fund Shares
details on how shares are     36   Purchasing and Adding to Your Shares
valued, and how to            39   Selling Your Shares
purchase, sell and exchange   41   Distribution Arrangements/Sales Charge
shares. This section also     44   Exchanging Your Shares
describes related charges     45   Dividends, Distributions and Taxes
and payments of dividends
and distributions.

                        [GRAPHIC]   Financial Highlights
--------------------------------------------------------------------------------

Review this section for       47   HSBC Investor Money Market Fund
details on selected           48   HSBC Investor U.S. Government Money Market
financial statements of the        Fund
Funds.                        49   HSBC Investor New York Tax-Free Money Market
                                   Fund
                              50   HSBC Investor U.S. Treasury Money Market Fund
                              51   HSBC Investor California Tax-Free Money
                                   Market Fund

                     [GRAPHIC]   Tax Equivalent Yield Tables
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor Funds
Risk/Return Summary and Fund Expenses   [GRAPHIC]
--------------------------------------------------------------------------------

                             Overview

The Funds                    HSBC Investor Funds is a mutual fund family that
                             offers a variety of separate investment portfolios
                             ("Funds") each with individual investment objectives and strategies. This prospectus provides you with important information about the Money Market Funds.

                             Each Fund offers five different classes of shares through this prospectus: Class A Shares ("Investor Shares"), Class B Shares, Class C Shares, Class D Shares ("Private Investors Shares"), and Class Y Shares. The HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor U.S. Government Money Market Fund, and HSBC Investor U.S. Treasury Money Market Fund also offer Class I Shares ("Institutional Shares"). Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will highlight these differences. Each Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

                             The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of a Fund will be achieved.

                             An investment in a Fund is not a deposit of HSBC Bank USA ("HSBC") and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Who may want to invest?      Consider investing in a Fund if you are:

                                  o    Seeking preservation of capital

                                  o    Investing short-term

                                  o    Have a low risk tolerance

                                  o    Willing to accept lower potential
                                       returns in exchange for a high degree of safety

                                  o    Seeking tax-free income (New York
                                       Tax-Free Money Market Fund and
                                       California Tax-Free Money Market Fund
                                       only)

                             A Fund will not be appropriate for anyone:

                                  o    Seeking high total returns

                                  o    Pursuing a long-term goal or investment
                                       for retirement

                                  o    Investing through a tax advantaged
                                       retirement plan (New York Tax-Free Money
                                       Market Fund and California Tax-Free
                                       Money Market Fund)

                                  o    Who does not live in New York (New York
                                       Tax-Free Money Market Fund only)

                                  o    Who does not live in California
                                       (California Tax-Free Money Market Fund
                                       only)

--------------------------------------------------------------------------------
HSBC Investor Money Market Fund
Risk/Return Summary and Fund Expenses   [GRAPHIC]
--------------------------------------------------------------------------------

                             HSBC Investor Money Market Fund

Investment Objective         The investment objective of the Money Market Fund
                             is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment         The Fund seeks to achieve its investment objective
Strategies                   by investing the assets of the Fund in a portfolio
                             of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 60 days or less, and repurchase agreements with respect to these types of obligations.

                             The Fund invests primarily in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities.

                             The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of financial institutions.

Principal Investment Risks   Market Risk: The Fund's performance per share will
                             change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

                             Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                             Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

--------------------------------------------------------------------------------
HSBC Investor Money Market Fund         [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I, and Class Y Shares, will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.

Performance Bar Chart and Table

     Year-by-Year
     Total Returns
     as of 12/31
     for Class A
     Shares

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1999   2000   2001   2002
----   ----   ----   ----
4.62%  5.77%  3.70%  1.33%

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:   Q4 2000 +1.50%
Worst quarter:  Q4 2002 +0.28%

The table below lists the average annual total return for each class of shares for various time periods.

Average Annual
Total Returns (for
the periods ended
December 31, 2002)

                                               Inception                 Since
                                                  Date        1 Year   Inception
--------------------------------------------------------------------------------
Class A                                       Nov. 13, 1998     1.33%     3.88%
--------------------------------------------------------------------------------
Class B (with applicable CDSC)                Apr. 4, 2001     -3.51%    -0.36%
--------------------------------------------------------------------------------
Class C (with applicable CDSC)                Mar. 23, 2001    -0.28%     1.43%
--------------------------------------------------------------------------------
Class D                                       Apr. 1, 1999      1.48%     3.95%
--------------------------------------------------------------------------------
Class I                                       Jan. 9, 2002       N/A      1.80%
--------------------------------------------------------------------------------
Class Y                                       Nov. 12, 1998     1.74%     4.27%
--------------------------------------------------------------------------------
Lipper Money Market Funds Average                               1.00%     3.69%*
--------------------------------------------------------------------------------

As of December 31, 2002 the 7-day yields of the Fund's Class A, B, C, D, I, and Y Shares were 0.97%, 0.37%, 0.37%, 1.12%, 1.48%, and 1.38%, respectively. For current yield information on the Fund, call 1-800-782-8183. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

*    Since October 31, 1998.

--------------------------------------------------------------------------------
HSBC Investor Money Market Fund         [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               Fees And Expenses

As an investor in the HSBC Investor Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees
(fees paid directly from your
   investment)                      A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
---------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
   purchases                          None       None       None       None       None       None
---------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions                 None       4.00%      1.00%      None       None       None
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)                None       None       None       None       None       None
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)                   A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
---------------------------------------------------------------------------------------------------
   Advisory Services                  0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
   Operational Support                0.10%      0.10%      0.10%      0.10%      None       0.10%
Total Management Fees                 0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) fee              0.00%*     0.75%      0.75%      0.00%*     None       None
---------------------------------------------------------------------------------------------------
   Shareholder servicing fees         0.40%**    0.25%      0.25%      0.25%      None       None
   Other operating expenses           0.12%      0.12%      0.12%      0.12%      0.12%      0.12%
Total other expenses:                 0.52%      0.37%      0.37%      0.37%      0.10%      0.12%
---------------------------------------------------------------------------------------------------
Total Fund operating expense          0.72%      1.32%      1.32%      0.57%      0.22%      0.32%
   Fee waiver and/or expense
   reimbursement                      0.00%      0.00%      0.00%      0.00%      0.02%***   0.00%
---------------------------------------------------------------------------------------------------
Net Fund operating expenses           0.72%      1.32%      1.32%      0.57%      0.20%      0.32%
---------------------------------------------------------------------------------------------------

  * There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

 ** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

*** HSBC Asset Management (Americas) Inc. has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund. The expense limitation is contractual and shall be in effect until March 1, 2004.

The Fund offers six different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale, but are offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies.

CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y Shares are the Fund's Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

--------------------------------------------------------------------------------
HSBC Investor Money Market Fund         [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period (unless otherwise indicated)

     o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                                                     1      3       5       10
                                                   Year   Years   Years    Years
--------------------------------------------------------------------------------
Class A Shares                                     $ 74    $230    $401   $  894
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                             $534    $618    $723   $1,274
   Assuming no Redemption                          $134    $418    $723   $1,274
--------------------------------------------------------------------------------
Class C Shares
   Assuming Redemption                             $234    $418    $723   $1,590
   Assuming no Redemption                          $134    $418    $723   $1,590
--------------------------------------------------------------------------------
Class D Shares                                     $ 58    $183    $318   $  714
--------------------------------------------------------------------------------
Class I Shares                                     $ 20    $ 69    $122   $  278
--------------------------------------------------------------------------------
Class Y Shares                                     $ 33    $103    $180   $  406
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor Cash Management Fund      [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                             HSBC Investor Cash Management Fund

Investment Objective         The investment objective of the Cash Management
                             Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment         The Fund seeks to achieve its investment objective
Strategies                   by investing the assets of the Fund in a portfolio
                             of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

                             The Fund invests primarily in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. government securities.

                             The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of financial institutions.

Principal Investment Risks   Market Risk: The Fund's performance per share will
                             change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

                             Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                             Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

Performance Bar Chart        Because the Fund has no investment track record,
and Table                    it has no performance information to compare
                             against other mutual funds or a broad measure of securities market performance, such as an index.

--------------------------------------------------------------------------------
HSBC Investor Cash Management Fund      [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                Fees And Expenses

As an investor in the HSBC Investor Cash Management Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees
(fees paid directly from your
investment)                        A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases                            None       None       None       None       None       None
--------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions                None       4.00%      1.00%      None       None       None
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)               None       None       None       None       None       None
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)                  A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
--------------------------------------------------------------------------------------------------
   Advisory Services                 0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
   Operational Support               0.10%      0.10%      0.10%      0.10%      None       0.10%
Total Management Fees                0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
--------------------------------------------------------------------------------------------------
Distribution (12b-1) fee             0.00%*     0.75%      0.75%      0.00%*     None       None
--------------------------------------------------------------------------------------------------
   Shareholder servicing fees        0.40%**    0.25%      0.25%      0.25%      None       None
   Other operating expenses           [ ]%       [ ]%       [ ]%       [ ]%       [ ]%       [ ]%
Total other expenses:                 [ ]%       [ ]%       [ ]%       [ ]%       [ ]%       [ ]%
--------------------------------------------------------------------------------------------------
Total Fund operating expense          [ ]%       [ ]%       [ ]%       [ ]%       [ ]%       [ ]%
   Fee waiver and/or expense          [ ]%       [ ]%       [ ]%       [ ]%       [ ]%       [ ]%
   Reimbursement***
--------------------------------------------------------------------------------------------------
Net Fund operating expenses           [ ]%       [ ]%       [ ]%       [ ]%       [ ]%       [ ]%
--------------------------------------------------------------------------------------------------

  * There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

 ** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

*** HSBC Asset Management (Americas) Inc. has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund. The expense limitation is contractual and shall be in effect until ______, 2004.

The Fund offers six different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale, but are offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies.

CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y Shares are the Fund's Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

--------------------------------------------------------------------------------
HSBC Investor Cash Management Fund      [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                 Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period (unless otherwise indicated)

     o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                                                                     1       3
                                                                    Year   Years
--------------------------------------------------------------------------------
Class A Shares                                                      $[ ]    $[ ]
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                                              $[ ]    $[ ]
   Assuming no Redemption                                           $[ ]    $[ ]
--------------------------------------------------------------------------------
Class C Shares
   Assuming Redemption                                              $[ ]    $[ ]
   Assuming no Redemption                                           $[ ]    $[ ]
--------------------------------------------------------------------------------
Class D Shares                                                      $[ ]    $[ ]
--------------------------------------------------------------------------------
Class I Shares                                                      $[ ]    $[ ]
--------------------------------------------------------------------------------
Class Y Shares                                                      $[ ]    $[ ]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor U.S. Government Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               HBSC Investor U.S. Government Money Market Fund

Investment Objective           The investment objective of the U.S. Government
                               Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment           The Fund seeks to achieve this investment
Strategies                     objective by investing in obligations issued or
                               guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations.

                               The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

Principal Investment Risks     Market Risk: The Fund's performance per share
                               will change daily based on many factors, including national and international economic conditions and general market conditions.

                               Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                               Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

--------------------------------------------------------------------------------
HSBC Investor U.S. Government Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor U.S. Government Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I, and Class Y Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

                         Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993    '94     '95     '96     '97     '98     '99     '00     '01     '02
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
2.78%   3.96%   5.44%   4.84%   4.95%   4.86%   4.30%   5.53%   3.45%   1.10%

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:   Q4 2000 +1.47%
Worst quarter:  Q4 2002 +0.21%

The table below lists the average annual total return for each class of shares for various time periods.

Total Returns (for
the periods ended
December 31, 2002)

--------------------------------------------------------------------------------------
                                   Inception                          10       Since
                                      Date        1 Year   5 Years   Years   Inception
--------------------------------------------------------------------------------------
Class A                          May 3, 1990       1.10%     3.84%    4.10%    4.36%
--------------------------------------------------------------------------------------
Class B (with applicable CDSC)   Sept. 11, 1998   -3.47%      N/A      N/A     3.03%
--------------------------------------------------------------------------------------
Class C (with applicable CDSC)   N/A                N/A       N/A      N/A      N/A*
--------------------------------------------------------------------------------------
Class D                          Apr. 1, 1999      1.25%      N/A      N/A     3.69%
--------------------------------------------------------------------------------------

Class I                          N/A                N/A       N/A      N/A      N/A*
--------------------------------------------------------------------------------------
Class Y                          July 1, 1996      1.50%     4.21%     N/A     4.42%

--------------------------------------------------------------------------------------
Lipper U.S. Government

Money Market Funds Average                         1.08%     3.97%    4.13%    3.96%**
--------------------------------------------------------------------------------------


As of December 31, 2002, the 7-day yields of the Fund's Class A, B, C, D, I, and Y Shares were 0.69%, 0.26%, N/A, 0.84%, N/A, and 1.09%, respectively. For current yield information on the Fund, call 1-800-782-8183. The U.S. Government Money Market Fund's yield appears in the Wall Street Journal each Thursday.


 * Average annual return information and 7-day yield is not provided because there were no Class C shareholders during the fiscal year and there were no Class I shareholders as of the date of this Prospectus.

**   Since May 31, 1990.

--------------------------------------------------------------------------------
HSBC Investor U. S. Government Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                Fees and Expenses

As an investor in the HSBC Investor U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

-----------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)   A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
-----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases                                     None       None       None       None       None       None
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions                         None       4.00%      1.00%      None       None       None
-----------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)                        None       None       None       None       None       None
-----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)                           A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
-----------------------------------------------------------------------------------------------------------
   Advisory Services                          0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
   Operational Support                        0.10%      0.10%      0.10%      0.10%      None       0.10%
Total Management Fees                         0.20%      0.20%      0.20%      0.20%      0.10%      0.20%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                      0.00%*     0.75%      0.75%      0.00%*     None       None
-----------------------------------------------------------------------------------------------------------
   Shareholder servicing fees                 0.40%**    0.25%      0.25%      0.25%      None       None
   Other operating expenses                   0.12%      0.12%      0.12%      0.12%       [ ]%      0.12%
Total other expenses:                         0.52%      0.37%      0.37%      0.37%       [ ]%      0.12%
-----------------------------------------------------------------------------------------------------------
Total Fund operating expenses                 0.72%      1.32%      1.32%      0.57%       [ ]%      0.32%
-----------------------------------------------------------------------------------------------------------

 * There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers six different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale, but are offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies.

CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y are the Investment Adviser (HSBC) and its affiliates.


The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

--------------------------------------------------------------------------------
HSBC Investor U.S. Government Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                 Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual fund's. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period (unless otherwise indicated)

     o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                                    1      3       5      10
                                                  Year   Years   Years   Years
-------------------------------------------------------------------------------
Class A Shares                                    $ 74    $230    $401   $  894
-------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                            $534    $618    $723   $1,274
   Assuming no Rdemption                          $134    $418    $723   $1,274
-------------------------------------------------------------------------------
Class C Shares
   Assuming Redemption                            $234    $418    $723   $1,590
   Assuming no Rdemption                          $134    $418    $723   $1,590
-------------------------------------------------------------------------------
Class D Shares                                    $ 58    $183    $318   $  714
-------------------------------------------------------------------------------
Class I Shares                                    $[ ]    $[ ]    $[ ]   $  [ ]
-------------------------------------------------------------------------------
Class Y Shares                                    $ 33    $103    $180   $  406
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HSBC Investor New York Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               HSBC Investor New York Tax-Free Money Market Fund

Investment Objective           The investment objective of the New York Tax-Free
                               Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New
                               York State and New York City personal income taxes as is consistent with the preservation of capital.

Principal Investment           The Fund seeks to achieve this investment
Strategies                     objective by investing the assets of the Fund
                               primarily in a non-diversified portfolio of short-term, high quality, tax-exempt money market instruments.

                               The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City personal income tax.

                               The Fund may invest more than 25% of the Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund (rated AA or higher by a Nationally Recognized Statistical Ratings Organization or of comparable quality).

Principal Investment Risks     Market: The Fund's performance per share will
                               change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

                               Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                               Concentration Risk: Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

                               Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

                               Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

                               Tax Risk: The Fund may invest up to 20% of its total assets in obligations the interest income on which is subject to federal, New York State and New York City personal income tax. In addition, dividends attributable to interest on certain municipal obligations may be included in a shareholder's alternative minimum taxable income.

--------------------------------------------------------------------------------
HSBC Investor New York Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor New York Tax-Free Money Market Fund's annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, and Class Y Shares will differ from the returns for Class A Shares shown in the bar chart because of differences in expenses of each class.

                        Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1995   '96    '97    '98    '99    '00    '01    '02
----   ----   ----   ----   ----   ----   ----   ----
3.46%  2.94%  3.06%  2.83%  2.43%  3.34%  2.05%  0.77%

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:   2Q 1995 +0.90%
Worst quarter:  3Q 2002 +0.18%

The table below lists the average annual total return for each class of shares for various time periods.

Average Annual
Total Returns (for
the periods ended
December 31, 2002)

                                      Inception                          Since
                                        Date        1 Year   5 Years   Inception
--------------------------------------------------------------------------------
Class A                             Nov. 17, 1994    0.77%    2.28%      2.62%
--------------------------------------------------------------------------------
Class B (with applicable CDSC)      Apr. 29, 1998   -3.90%     N/A      -2.12%
--------------------------------------------------------------------------------
Class C (with applicable CDSC)      Mar. 19, 2001   -0.94%     N/A       0.57%
--------------------------------------------------------------------------------
Class D                             Apr. 1, 1999     0.92%     N/A       2.30%
--------------------------------------------------------------------------------
Class Y                             July 1, 1996     1.17%    2.65%      2.79%
--------------------------------------------------------------------------------
Lipper NY Tax Exempt Money
Market Funds Average                                 0.88%    2.40%      2.66%*
--------------------------------------------------------------------------------

As of December 31, 2002, the 7-day yields of the Fund's Class A, B, C, D, and Y shares were 0.82%, 0.26%, N/A*, 0.97% and 1.23%, respectively. As of December 31, 2002, the 7-day tax-equivalent yields of the Fund's Class A, B, C, D, and Y shares were 1.43%, 0.45%, N/A, 1.70% and 2.15%, respectively. For current yield information on the Fund, call 1-800-782-8183. The New York Tax-Free Money Market Fund's yield appears in the Wall Street Journal each Thursday.

*    Since November 30, 1994.

--------------------------------------------------------------------------------
HSBC Investor New York Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                Fees and Expenses

As an investor in the HSBC Investor New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees
(fees paid directly from your investment)           A Shares   B Shares   C Shares   D Shares   Y Shares
--------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases              None       None       None       None       None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                           None       4.00%      1.00%      None       None
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)     None       None       None       None       None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)       A Shares   B Shares   C Shares   D Shares   Y Shares
--------------------------------------------------------------------------------------------------------
   Advisory Services                                  0.10%      0.10%      0.10%      0.10%      0.10%
   Operational Support                                0.05%      0.05%      0.05%      0.05%      0.05%
Total Management Fees                                 0.15%      0.15%      0.15%      0.15%      0.15%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                              0.00%*     0.75%      0.75%      0.00%*     None
--------------------------------------------------------------------------------------------------------
   Shareholder servicing fees                         0.40%**    0.25%      0.25%      0.25%      None
   Other operating expenses                           0.15%      0.15%      0.15%      0.15%      0.15%
Total other expenses:                                 0.55%      0.40%      0.40%      0.40%      0.15%
--------------------------------------------------------------------------------------------------------
Total Fund operating expense                          0.70%      1.30%      1.30%      0.55%      0.30%
--------------------------------------------------------------------------------------------------------

 * There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

The Fund offers five different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale, but are offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y are the Investment Adviser (HSBC) and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

--------------------------------------------------------------------------------
HSBC Investor New York Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                     Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It iluustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period (unless otherwise indicated)

     o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                                                    1       3       5      10
                                                   Year   Years   Years   Years
--------------------------------------------------------------------------------
Class A Shares                                    $ 72   $224    $390    $  871
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                            $534   $612    $713    $1,251
   Assuming no Redemption                         $132   $412    $713    $1,251
--------------------------------------------------------------------------------
Class C Shares
   Assuming Redemption                            $232   $412    $713    $1,568
   Assuming no Redemption                         $132   $412    $713    $1,568
--------------------------------------------------------------------------------
Class D Shares                                    $ 56   $176    $307    $  689
--------------------------------------------------------------------------------
Class Y Shares                                    $ 31   $ 97    $169    $  381
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor U.S. Treasury Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                             HSBC Investor U.S. Treasury Money Market Fund

Investment Objective         The investment objective of the U.S. Treasury
                             Money Market Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment         The Fund invests exclusively in different
Strategies                   obligations of the U.S. Treasury which have
                             remaining maturities not exceeding thirteen months. The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Principal Investment Risks   Interest Rate Risk: Risk that changes in interest
                             rates will affect the value of the Fund's investments in fixed-income or debt securities.
                             Increases in interest rates may cause the value of the Fund's investments to decline.

                             Credit Risk: Risk that the issuer or guarantor of a security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that the Fund's investments will have their credit ratings downgraded.

--------------------------------------------------------------------------------
HSBC Investor U.S. Treasury Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

The bar chart on this page shows the HSBC Investor U.S. Treasury Money Market Fund's annual return. The bar chart assumes reinvestment of dividends and distributions.

The returns for Class B, Class C, Class D, Class I, and Class Y Shares, will differ from the Class A returns shown in the bar chart because of differences in expenses of each class.

                        Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class A
Shares

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

2002
----
0.89%

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:   1Q 2002 +0.25%
Worst quarter:  4Q 2002 +0.17%

The table below lists the average annual total return for each class of shares for various time periods.

Average Annual
Total Returns (for
the periods ended
December 31, 2002)


                                                Inception                Since
                                                  Date        1 Year   Inception
--------------------------------------------------------------------------------
Class A                                        May 24, 2001    0.89%    1.38%
--------------------------------------------------------------------------------
Class B (with applicable CDSC)                 N/A              N/A      N/A*
--------------------------------------------------------------------------------
Class C (with applicable CDSC)                 N/A              N/A      N/A*
--------------------------------------------------------------------------------
Class D                                        May 14, 2001    1.05%    1.56%
--------------------------------------------------------------------------------
Class I                                        N/A              N/A      N/A*
--------------------------------------------------------------------------------
Class Y                                        May 11, 2001    1.30%    1.82%
--------------------------------------------------------------------------------
Lipper U.S. Treasury Money Market Funds
Average                                                        1.03%    1.56%**
--------------------------------------------------------------------------------


As of December 31, 2002 the 7-day yields of the Fund's Class A, B, C, D, I, and Y Shares were 0.46%, N/A, N/A, 0.61%, N/A, and 0.87%, respectively. For current yield information on the Fund, call 1-800-782-8183. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.


 * Average annual return and 7-day yield information is not provided because there were no Class B or C shareholders during the fiscal year and there were no Class I shareholders as of the date of this Prospectus.


**   Since May 31, 2001

--------------------------------------------------------------------------------
HSBC Investor U.S. Treasury Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               Fees and Expenses

As an investor in the U.S. Treasury Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your
investment)                      A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
purchases                          None       None       None       None       None       None
------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions              None       4.00%      1.00%      None       None       None
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)             None       None       None       None       None       None
------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)                A Shares   B Shares   C Shares   D Shares   I Shares   Y Shares
------------------------------------------------------------------------------------------------
   Advisory Services              0.10%       0.10%      0.10%      0.10%      0.10%      0.10%
   Operational Support            0.10%       0.10%      0.10%      0.10%      None       0.10%
Total Management Fees             0.20%       0.20%      0.20%      0.20%      0.10%      0.20%
------------------------------------------------------------------------------------------------
Distribution (12b-1) fee          0.00%*      0.75%      0.75%      0.00%*     None       None
------------------------------------------------------------------------------------------------
   Shareholder servicing fees     0.40%**     0.25%      0.25%      0.25%      None       None
   Other operating expenses       0.31%       0.31%      0.31%      0.31%       [ ]%      0.31%
Total other expenses:             0.71%       0.56%      0.56%      0.56%       [ ]%      0.31%
------------------------------------------------------------------------------------------------
Total Fund operating expenses     0.91%       1.51%      1.51%      0.76%       [ ]%      0.51%
   Fee waiver and/or expense
   reimbursement***               0.11%       0.11%      0.11%      0.11%       [ ]%      0.11%
Net Fund operating expenses       0.80%       1.40%      1.40%      0.65%       [ ]%      0.40%
------------------------------------------------------------------------------------------------


  * There are non-compensatory 12b-1 Plans for Class A and Class D Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 Plans have been made.

 ** The Fund's have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%

*** HSBC Asset Management (Americas) Inc. has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund. The expense limitation is contractual and shall be in effect until March 1, 2004.

The Fund offers six different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale, but are offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.


CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies.


CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y are the Investment Adviser ("HSBC") and its affiliates.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

--------------------------------------------------------------------------------
HSBC Investor U.S. Treasury Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period (unless otherwise indicated)

     o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                                     1      3       5       10
                                                   Year   Years   Years   Years
--------------------------------------------------------------------------------
Class A Shares                                     $ 82    $279    $493   $1,109
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                             $534    $666    $813   $1,481
   Assuming no Redemption                          $143    $466    $813   $1,481
--------------------------------------------------------------------------------
Class C Shares
   Assuming Redemption                             $243    $466    $813   $1,792
   Assuming no Redemption                          $143    $466    $813   $1,792
--------------------------------------------------------------------------------
Class D Shares                                     $ 66    $232    $412   $  932
--------------------------------------------------------------------------------
Class I Shares                                     $[ ]    $[ ]    $[ ]   $  [ ]
--------------------------------------------------------------------------------
Class Y Shares                                     $ 41    $152    $274   $  630
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor California Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               HSBC Investor California Tax-Free Money Market
                               Fund

Investment Objective           The investment objective of the HSBC Investor
                               California Tax-Free Money Market Fund (the
                               "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

Principal Investment           The Fund seeks to achieve this investment
Strategies                     objective by investing at least 80% of the value
                               of its assets in a diversified portfolio of short-term, high quality, tax-exempt money market instruments that derive income which is exempt from both federal income tax and the income tax of California.

                               The Fund invests primarily in high-quality commercial paper, including variable amount master demand notes and asset-backed commercial paper, municipal bonds, and municipal notes ("Municipal Obligations"), including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal and California personal income tax ("California Municipal Obligations").

                               The Fund may invest up to 20% of the Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund (rated AA or higher by a Nationally Recognized Statistical Ratings Organization or of comparable quality).

Principal Investment Risks     Market Risk: The Fund's performance per share
                               will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

                               Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

                               Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so. Even the highest quality money market instrument are subject to some credit risk.

                               Liquidity Risk: The Fund could be unable to pay redemption proceeds within the time period stated in this Prospectus, because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

                               Banking Industry Risk: If the Fund invests more than 25% of its assets in bank obligations, an adverse development in the banking industry may affect the value of the Fund's investments more than if the Fund's investments were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

--------------------------------------------------------------------------------
HSBC Investor California Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               Geographical Risk: A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state. Historically, California and other issuers of California Municipal Obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California's economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affect these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

                               Tax Risk: The Fund may invest up to 20% of its assets in obligations the interest income on which is subject to federal and California personal income tax. In addition, dividends attributable to interest on certain Municipal Obligations may be included in a shareholder's alternative minimum taxable income.

Performance Bar Chart          The performance bar chart and table for the Fund
and Table                      are not shown because the Fund does not have
                               performance information for a full calendar year.

--------------------------------------------------------------------------------
HSBC Investor California Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                Fees and Expenses

As an investor in the Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Fees
(fees paid directly from your investment)              A Shares   B Shares   C Shares   D Shares   Y Shares
-----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                 None       None       None       None       None
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                              None       4.00%      1.00%      None       None
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)        None       None       None       None       None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)          A Shares   B Shares   C Shares   D Shares   Y Shares
-----------------------------------------------------------------------------------------------------------
   Advisory Services                                     0.10%      0.10%      0.10%      0.10%      0.10%
   Operational Support                                   0.10%      0.10%      0.10%      0.10%      0.10%
Total Management Fees                                    0.20%      0.20%      0.20%      0.20%      0.20%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                 0.00%*     0.75%      0.75%      0.00%*     None
-----------------------------------------------------------------------------------------------------------
   Shareholder servicing fees                            0.40%      0.25%      0.25%      0.25%      None
   Other operating expenses*                             0.25%      0.25%      0.25%      0.25%      0.25%
Total other expenses                                     0.65%      0.50%      0.50%      0.50%      0.25%
-----------------------------------------------------------------------------------------------------------
Total Fund operating expenses                            0.85%      1.45%      1.45%      0.70%      0.45%
   Fee waiver and expense
   reimbursement**                                       0.05%      0.05%      0.05%      0.05%      0.05%
Net Fund operating expenses                              0.80%      1.40%      1.40%      0.65%      0.40%
-----------------------------------------------------------------------------------------------------------

 * There is a 12b-1 plan for Class A and Class D Shares, which authorizes payments up to 0.25% of the Fund's assets. To date, no payments under the 12b-1 Plan have been made.

** HSBC Asset Management (Americas) Inc. has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund. The expense limitation is contractual and shall be in effect until March 1, 2004.

The Fund offers five different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale, but are offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y Shares are affiliates of the Fund's Investment Adviser.

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.

--------------------------------------------------------------------------------
HSBC Investor California Tax-Free Money Market Fund   [GRAPHIC]
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                     Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period (unless otherwise indicated)

     o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                                                     1      3       5       10
                                                   Year   Years   Years   Years
--------------------------------------------------------------------------------
Class A Shares                                     $ 82    $266    $466   $1,044
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                             $543    $654    $787   $1,419
   Assuming no Redemption                          $143    $454    $787   $1,419
--------------------------------------------------------------------------------
Class C Shares
   Assuming Redemption                             $243    $454    $787   $1,731
   Assuming no Redemption                          $143    $454    $787   $1,731
--------------------------------------------------------------------------------
Class D Shares                                     $ 66    $219    $385   $  866
--------------------------------------------------------------------------------
Class Y Shares                                     $ 41    $139    $247   $  562
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

                        HSBC Investor Money Market Fund

Ticker     Class A: REAXX   Class B: HSMXX   Class C: HMMXX
Symbols:   Class D: HIMXX   Class I: HSIXX   Class Y: RMYXX

Investment Objective, Policies and Strategy

The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Money Market Fund seeks to achieve this investment objective by investing in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 60 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser. The Fund primarily invests in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations and U.S. government securities.

Consistent with its investment objective, the Money Market Fund:

     o will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

     o will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

     o may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

     o may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries. The Fund will invest no more than 25% of its assets in such obligations and may do so only when, in the opinion of the Fund's investment adviser, the yield, marketability and availability of investments in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries.

     o may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers. These transactions will be fully collateralized at all times with cash and short-term high-quality debt obligations.

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

                       HSBC Investor Cash Management Fund

Ticker     Class A: [ ]   Class B: [ ]   Class C: [ ]
Symbols:   Class D: [ ]   Class I: [ ]   Class Y: [ ]

Investment Objective, Policies and Strategy

The investment objective of the Cash Management Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The Cash Management Fund seeks to achieve this investment objective by investing in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser. The Fund primarily invests in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations and U.S. government securities.

Consistent with its investment objective, the Cash Management Fund:

     o will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.

     o will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

     o may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

     o may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries. The Fund will invest no more than 25% of its assets in such obligations and may do so only when, in the opinion of the Fund's investment adviser, the yield, marketability and availability of investments in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries.

     o may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers. These transactions will be fully collateralized at all times with cash and short-term high-quality debt obligations.

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

                 HSBC Investor U.S. Government Money Market Fund

Ticker     Class A: FTRXX   Class B: HUBXX   Class C: HUMXX
Symbols:   Class D: HGDXX   Class I: [ ]     Class Y: RGYXX

Investment Objective, Policies and Strategy

The investment objective of the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

The U.S. Government Money Market Fund seeks to achieve this investment objective by investing at least 80% of the assets of the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations.

Consistent with its investment objective, the U.S. Government Money Market Fund will invest in:

     o    issues of the U.S. Treasury, such as bills, notes and bonds.

     o issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations:

          o supported by the "full faith and credit" of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States).

          o supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association).

          o supported only by the credit of the agency or instrumentality (e.g., obligations of the Student Loan Marketing Association).

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

                HSBC Investor New York Tax-Free Money Market Fund

Ticker     Class A: RNTXX   Class B: HNBXX   Class C: HNCXX
Symbols:   Class D: HNYXX   Class Y: RYYXX

Investment Objective, Policies and Strategy

The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

The New York Tax-Free Money Market Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, tax-exempt money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund will primarily invest in municipal bonds, notes and commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.

Consistent with its investment objective, the New York Tax-Free Money Market
Fund:

     o will invest at least 80% of its assets in tax-exempt obligations and at least 80% of the Fund's assets in New York Municipal Obligations (however, market conditions may from time to time limit the availability of these obligations).

     o may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State, and New York City personal income tax.

     o may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above.

     o may invest more than 25% of the Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund.

     o may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

                  HSBC Investor U.S. Treasury Money Market Fund

Ticker     Class A: HWAXX   Class B: HTBXX   Class C: HUCXX
Symbols:   Class D: HTDXX   Class I: [ ]     CLass Y: HTYXX

Investment Objective, Policies and Strategy

The investment objective of the U.S. Treasury Money Market Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund invests exclusively in direct obligations of the United States Treasury which have remaining maturities not exceeding thirteen months. The United States Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

Consistent with its investment objective, the U.S. Treasury Money Market Fund:

     o    will invest exclusively in different obligations of the U.S. Treasury.

     o will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     o    will not enter into loans of its portfolio securities.

     o    will not invest in repurchase agreements.

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

               HSBC Investor California Tax-Free Money Market Fund

Ticker     Class A: HCAXX   Class B: HCBXX   Class  C:  HCCXX
Symbols:   Class D: HCDXX   Class Y: HCYXX

Investment Objective, Policies and Strategy

The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

The Fund seeks to achieve this investment objective by investing at least 80% of the value of its assets in a diversified portfolio of short-term, high quality, tax-exempt money market instruments that derive income which is exempt from both federal income tax and the income tax of California.

The Fund will primarily invest in municipal bonds, notes and commercial paper (including variable amount master demand notes and asset-backed commercial paper) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to these types of obligations.

Consistent with the Fund's investment objectives, the Fund:

     o will invest 80% of its assets in tax-exempt obligations, and at least 80% of the Fund's assets in California Municipal Obligations (however, market conditions may from time to time limit the availability of these obligations).

     o may invest up to 20% of its assets in obligations the interest income on which is subject to federal and California personal income tax.

     o may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks), but only if such securities are of comparable quality and credit risk as the Municipal Obligations described above.

     o may invest up to 20% of its assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations if such investments meet the prescribed quality standards for the Fund.

     o may acquire stand-by commitments from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

General Risk Factors: All Money Market Funds

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds' performance per share will change daily based on many factors, including the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions. The Funds also face interest rate risk that could change the value of your investment. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds' yield as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Funds may own will decrease in value.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC or any other bank, and the Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

The Funds may also be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations.

--------------------------------------------------------------------------------
Investment Objectives, Strategies and Risks   [GRAPHICS]
--------------------------------------------------------------------------------

Specific Risk Factors: Money Market Fund and Cash Management Fund

The Money Market Fund and Cash Management Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject the Funds to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

Specific Risk Factors: New York Tax-Free Money Market Fund

Because this Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: California Tax-Free Money Market Fund

Because the Fund will concentrate its investments in California, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Specifically, the Fund can be affected by political and economic developments within the State of California, and by the financial condition of the state, its public authorities and political subdivisions. Similar to the rest of the nation, California's economy slowed in 2002, burdened by declining capital spending, a cooling stock market, and struggling foreign economies. These factors, among others, could reduce the credit standing of certain issuers of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

--------------------------------------------------------------------------------
Fund Management   [GRAPHICS]
--------------------------------------------------------------------------------

                             The Investment Adviser

HSBC Asset Management (Americas) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an Investment Advisory contract with the HSBC Investor Funds (the "Trust"). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of March 31, 2003, HSBC managed more than $48.9 billion in assets. For the period ending March 31, 2003, HSBC managed $8.7 billion in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Funds pursuant to an Operational Support Services Agreement.*

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.

For these advisory services, the Adviser was paid aggregate fees as follows:

                                                               Percentage of
                                                             average net assets
                                                             as of 10/31/2002*
--------------------------------------------------------------------------------
Money Market Fund                                                  0.20%
--------------------------------------------------------------------------------

Cash Management Fund**                                             0.20%
--------------------------------------------------------------------------------

U.S. Government Money Market Fund                                  0.20%
--------------------------------------------------------------------------------
New York Tax-Free Money Market Fund                                0.15%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                    0.20%
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund**                            0.20%
--------------------------------------------------------------------------------

 * Prior to December 12, 2001, the advisory and operational support services were both provided under the Investment Advisory Agreement.

** The Cash Management Fund and California Tax-Free Money Market Fund have not operated for a full fiscal year. The advisory fees stated above are based on the value of the assets in the respective Fund.

                        The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator (the "Administrator"). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

BISYS also serves as the distributor (the "Distributor") of the Fund's shares. BISYS may provide financial assistance to the Funds in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

Each Fund's Statement of Additional Information has more detailed information about the Adviser, Distributor and Administrator, and other service providers.

--------------------------------------------------------------------------------
Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                             Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class, less any liabilities, by the total number of outstanding shares of that class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

Money Market Funds

The net asset value per share (NAV) of the Funds (collectively, the "Money Market Funds" or "Funds") is determined daily on each day on which U.S. bond markets are open for trading (a "Money Market Business Day"). The NAV is determined at 5:00 p.m. Eastern time for the HSBC Investor Money Market Fund and the HSBC Investor Cash Management Fund, at 3:00 p.m. Eastern time for the HSBC Investor U.S. Government Money Market Fund and the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern time for the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of any Fund purchased on a Money Market Business Day prior to determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for any Fund effected on a Money Market Business Day after the NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on "Distribution Arrangements/Sales Charges."

--------------------------------------------------------------------------------
Purchasing and Adding to Your Shares

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

--------------------------------------------------------------------------------

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Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                      Purchasing and Adding to Your Shares

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Class B Shares of the Funds are not offered for sale, but are offered as an exchange option for Class B Shareholders of the Trust's other investment portfolios.

Class C Shares are primarily offered as an exchange option, (see "Exchanging Your Shares"), but are also available for purchase by customers of HSBC Bank USA sweep programs.

                                                         Minimum
                                                         Initial        Minimum
Account Type                                            Investment    Subsequent
--------------------------------------------------------------------------------
Class A and
Class D Shares
--------------------------------------------------------------------------------
   Regular (non-retirement)                             $     1,000   $      100
--------------------------------------------------------------------------------
   Retirement (IRA)                                     $       250   $      100
--------------------------------------------------------------------------------
   Automatic Investment Plan                            $       250   $       25
--------------------------------------------------------------------------------
   Class I Shares                                       $25,000,000   $1,000,000
--------------------------------------------------------------------------------
   Class Y Shares*                                      $ 1,000,000          N/A
--------------------------------------------------------------------------------

* HSBC clients that maintain an investment management account are not subject to the minimum initial investment requirements.

--------------------------------------------------------------------------------
Avoid 28% Tax Withholding

The Funds are required to withhold 28% (in 2003) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Investor Funds" and include the name of the appropriate Fund(s) on the check.

3.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent:

     1. Use the investment slip attached to your account statement. Or, if unavailable,

     2.   Include the following information in writing:

               o    Fund name

               o    Share class

               o    Amount invested

               o    Account name

               o    Account number

     3.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

--------------------------------------------------------------------------------
Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                      Purchasing and Adding to Your Shares
                      continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $25)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check

To invest regularly from your paycheck or government check: Call 1-800-782-8183 for an enrollment form.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.
--------------------------------------------------------------------------------

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Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                              Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on "Distribution Arrangements/Sales Charges" and "Exchanging Your Shares" for details.
--------------------------------------------------------------------------------

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone

(unless you have declined telephone sales privileges)

     1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

By mail or overnight service

(See "Selling Your Shares--Redemptions in Writing Required")

     1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature

     2.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio
          43218-2845.

Wire Transfer

You must indicate this option on your account application.
Call 1-800-782-8183 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
Otherwise, it will normally be wired on the second business day after your call. The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.
Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.
Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

     o Make sure you've checked the appropriate box on the Account Application, or call 1-800-782-8183.

--------------------------------------------------------------------------------
Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                               Selling Your Shares
                               continued

     o    Include a voided personal check.

     o Your account must have a value of $10,000 or more to start withdrawals.

     o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Money Market Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You may not close your Money Market Fund account by writing a check.

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.   Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

     o    Your account address has changed within the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account;

     o The redemption proceeds are being transferred to another Fund account with a different registration; or

     o The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

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Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                     Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

                 Class A Shares       Class C Shares       Class D Shares       Class I Shares       Class Y Shares
-----------------------------------------------------------------------------------------------------------------------
Sales Charge     No front-end sales   No front-end sales   No front-end sales   No front-end sales   No front-end sales
(Load)           charge.              charge.  A           Charge.              Charge.              Charge.
                                      contingent
                                      deferred sales
                                      charge (CDSC) may
                                      be imposed on
                                      shares redeemed
                                      within one year
                                      after purchase.
-----------------------------------------------------------------------------------------------------------------------
Distribution     Subject to annual    Subject to           Subject to           No distribution or   No distribution or
(12b-1) and      combined             combined annual      combined annual      Service fees.        Service fees.
Service Fees     distribution and     distribution and     distribution and
                 shareholder          shareholder          shareholder
                 servicing fees of    servicing fees of    servicing fees of
                 up to 0.85% of the   up to 1.00%          up to 0.50% of the
                 Fund's total         annually of the      Fund's total
                 assets.              Fund's average       Fssets.
                                      daily net assets.
-----------------------------------------------------------------------------------------------------------------------
Fund Expenses    Lower annual         Higher annual        Lower annual         Lower annual         Lower annual
                 expenses than        Class expenses       expenses than        expenses than        expenses than
                 Class B or C         than A, D, I, or Y   Class A, B or C      Class A, B, C, D,    Class A, B, C, or
                 shares.              shares.              shares.              or Y shares.         D shares.
-----------------------------------------------------------------------------------------------------------------------

Class B Shares

Class B Shares are not being sold, but are offered as an exchange option for Class B shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class B Shares of the Money Market Funds. Although Class B Shares are not subject to a sales charge when a shareholder exchanges Class B Shares of another Trust portfolio, they may be subject to a contingent deferred sales charge (CDSC) when redeemed. See "Exchanging Your Shares". In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds' assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares.

Class C Shares

Class C Shares are primarily offered as an exchange option for Class C shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class C Shares of the Money Market Funds. Customers of HSBC Bank USA sweep programs are able to purchase Class C shares of the Money Market Funds.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution ("12b-1") plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

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Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                     Distribution Arrangements/Sales Charges
                     continued

o    The 12b-1 fees vary by share class as follows:

          o Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

          o Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

          o Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.

          o    Class I Shares and Class Y Shares do not pay a 12b-1 fee.

o The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

o In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.

o The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.85% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.50% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Class B Shares

Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC").

Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

-----------------------------------------------
                        CDSC as a % of Dollar
Years Since Purchase   Amount Subject to Charge
-----------------------------------------------
0-1                             4.00%
1-2                             3.00%
2-3                             2.00%
3-4                             1.00%
more than 4                     None
-----------------------------------------------

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

--------------------------------------------------------------------------------
Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

                    Distribution Arrangements/Sales Charges
                    continued

Conversion Feature--Class B Shares

     o Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.

Class C Shares

Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges--Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

     o    Distributions following the death or disability of a shareholder.

     o Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

     o Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.


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Shareholder Information   [GRAPHIC]
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                             Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

     o    Your name and telephone number

     o    The exact name on your account and account number

     o    Taxpayer identification number (usually your social security number)

     o    Dollar value or number of shares to be exchanged

     o    The name of the Fund from which the exchange is to be made

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the HSBC Investor Funds may be exchanged for Class D Shares of the Money Market Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Money Market Funds in exchange for your Class A Shares of the HSBC Investor Funds.


44






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--------------------------------------------------------------------------------

                       Dividends, Distributions and Taxes

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

     o A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

     o Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

     o A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

     o Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

     o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

     o Dividends are generally taxable as ordinary income. However, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are expected to be exempt from the regular federal income and New York or California state tax, as applicable.

     o A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation's adjusted current earnings) for purposes of the federal and/or state alternative minimum tax.

     o Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

     o If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

     o Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

     o There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

     o You will be notified before February 1 of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% (in 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS


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Shareholder Information   [GRAPHIC]
--------------------------------------------------------------------------------

     ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

     o Foreign shareholders may be subject to special withholding requirements.

     o If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     o There is a penalty on certain pre-retirement distributions from retirement accounts.

--------------------------------------------------------------------------------
Financial Highlights   [GRAPHICS]
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, other than the unaudited semi-annual period ended April 30, 2003, has been derived from information audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                         HSBC Investor Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

                                                       Investment Activities           Dividends
                                          Net Asset   -----------------------   ----------------------
                                            Value,       Net       Total from      Net                    Net Asset
                                          Beginning   Investment   Investment   Investment    Total      Value, End
                                          of Period     Income     Activities     Income     Dividends    of Period
-------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)           $1.00        0.04         0.04        (0.04)       (0.04)       $1.00
Year ended October 31, 2000                  1.00        0.05         0.05        (0.05)       (0.05)        1.00
Year ended October 31, 2001                  1.00        0.04         0.04        (0.04)       (0.04)        1.00
Year ended October 31, 2002                  1.00        0.01         0.01        (0.01)       (0.01)        1.00
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*       (0.00)*      (0.00)*       1.00
CLASS B SHARES
Period ended October 31, 2001 (a)           $1.00        0.02         0.02        (0.02)       (0.02)       $1.00
Year ended October 31, 2002                  1.00        0.01         0.01        (0.01)       (0.01)        1.00
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*       (0.00)*      (0.00)*       1.00
CLASS C SHARES
Period ended October 31, 2001 (a)           $1.00        0.02         0.02        (0.02)       (0.02)       $1.00
Year ended October 31, 2002                  1.00        0.01         0.01        (0.01)       (0.01)        1.00
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*       (0.00)*      (0.00)*       1.00
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)           $1.00        0.03         0.03        (0.03)       (0.03)       $1.00
Year ended October 31, 2000                  1.00        0.06         0.06        (0.06)       (0.06)        1.00
Year ended October 31, 2001                  1.00        0.04         0.04        (0.04)       (0.04)        1.00
Year ended October 31, 2002                  1.00        0.02         0.02        (0.02)       (0.02)        1.00
Period ended April 30, 2003 (Unaudited)      1.00        0.01         0.01        (0.01)       (0.01)        1.00
CLASS I SHARES
Period ended October 31, 2002 (a)           $1.00        0.02         0.02        (0.02)       (0.02)       $1.00
Period ended April 30, 2003 (Unaudited)      1.00        0.01         0.01        (0.01)       (0.01)        1.00
CLASS Y SHARES
Period ended October 31, 1999 (a)           $1.00        0.05         0.05        (0.05)       (0.05)       $1.00
Year ended October 31, 2000                  1.00        0.06         0.06        (0.06)       (0.06)        1.00
Year ended October 31, 2001                  1.00        0.05         0.05        (0.05)       (0.05)        1.00
Year ended October 31, 2002                  1.00        0.02         0.02        (0.02)       (0.02)        1.00
Period ended April 30, 2003 (Unaudited)      1.00        0.01         0.01        (0.01)       (0.01)        1.00
-------------------------------------------------------------------------------------------------------------------

                                                                    Ratios/Supplementary Data
                                                        -------------------------------------------------
                                                                                   Ratio of
                                                                                     Net
                                                        Net Assets    Ratio of    Investment    Ratio of
                                                         at End of    Expenses     Income to    Expenses
                                          Total           Period     to Average    Average     to Average
                                          Return          (000's)    Net Assets   Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)          4.42%(b)     $  226,783    0.67%(c)     4.44%(c)     0.75%(c)(d)
Year ended October 31, 2000                5.60%           462,412    0.77%        5.53%        0.77%(d)
Year ended October 31, 2001                4.38%           426,886    0.74%        4.34%        0.74%
Year ended October 31, 2002                1.49%           390,920    0.72%        1.49%        0.72%
Period ended April 30, 2003 (Unaudited)    0.44%(b)        351,343    0.71%(c)     0.89%(c)     0.71%(c)
CLASS B SHARES
Period ended October 31, 2001 (a)          1.64%(b)(e)  $       19    1.34%(c)     2.81%(c)     1.34%(c)
Year ended October 31, 2002                0.64%(e)            331    1.32%        0.74%        1.32%
Period ended April 30, 2003 (Unaudited)    0.16%(b)(e)         327    1.26%(c)     0.33%(c)     1.31%(c)(d)
CLASS C SHARES
Period ended October 31, 2001 (a)          1.59%(b)(e)  $  133,640    1.35%(c)     2.57%(c)     1.35%(c)
Year ended October 31, 2002                0.88%(e)        200,929    1.32%        0.86%        1.32%
Period ended April 30, 2003 (Unaudited)    0.18%(b)(e)     136,110    1.24%(c)     0.36%(c)     1.31%(c)(d)
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)          2.69%(b)     $   46,863    0.59%(c)     4.56%(c)     0.62%(c)(d)
Year ended October 31, 2000                5.75%           398,720    0.62%        5.78%        0.62%
Year ended October 31, 2001                4.54%           913,924    0.59%        4.18%        0.59%
Year ended October 31, 2002                1.64%           807,638    0.57%        1.64%        0.57%
Period ended April 30, 2003 (Unaudited)    0.51%(b)        877,947    0.56%(c)     1.03%(c)     0.56%(c)
CLASS I SHARES
Period ended October 31, 2002 (a)          1.54%(b)     $2,200,424    0.20%(c)     1.86%(c)     0.21%(c)(d)
Period ended April 30, 2003 (Unaudited)    0.69%(b)      2,089,484    0.20%(c)     1.39%(c)     0.21%(c)(d)
CLASS Y SHARES
Period ended October 31, 1999 (a)          4.76%(b)     $   73,672    0.31%(c)     4.77%(c)     0.40%(c)(d)
Year ended October 31, 2000                6.02%           227,093    0.37%        5.96%        0.37%(d)
Year ended October 31, 2001                4.80%           784,035    0.34%        4.39%        0.34%
Year ended October 31, 2002                1.89%           699,936    0.32%        1.88%        0.32%
Period ended April 30, 2003 (Unaudited)    0.64%(b)        725,176    0.31%(c)     1.28%(c)     0.31%(c)
---------------------------------------------------------------------------------------------------------

*    Less than $0.005 per share.

(a) Class A (Investor) Shares commenced operations on November 13, 1998. Class B Shares commenced operations on April 4, 2001.
     Class C Shares commenced operations on March 23, 2001.
     Class D (Private Investor) Shares commenced operations on April 1, 1999. Class I Shares commenced operations on January 9, 2002.
     Class Y Shares commenced operations on November 12, 1998.

(b)  Not annualized.

(c)  Annualized.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e)  Excludes redemption charge.

--------------------------------------------------------------------------------
Financial Highlights   [GRAPHIC]
--------------------------------------------------------------------------------

                HSBC Investor U.S. Government Money Market Fund

Selected Data for a share outstanding throughout the periods indicated.

                                                   Investment Activities                  Dividends
                                                  -----------------------   -------------------------------------
                                      Net Asset                   Total                  Net Realized
                                        Value,        Net         from          Net       Gains from
                                      Beginning   Investment   Investment   Investment    Investment      Total
                                      of Period     Income     Activities     Income     Transactions   Dividends
-----------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1998           $1.00        0.05         0.05        (0.05)       (0.00)*       (0.05)
One month period ended October 31,
   1998                                  1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
Year ended October 31, 1999              1.00        0.04         0.04        (0.04)       (0.00)*       (0.04)
Year ended October 31, 2000              1.00        0.05         0.05        (0.05)       (0.00)*       (0.05)
Year ended October 31, 2001              1.00        0.04         0.04        (0.04)          --         (0.04)
Year ended October 31, 2002              1.00          --         0.01        (0.01)          --         (0.01)
Period ended April 30, 2003
   (Unaudited)                           1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
CLASS B SHARES
Period ended September 30, 1998 (d)     $1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
One month period ended October 31,
   1998                                  1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
Year ended October 31, 1999              1.00        0.04         0.04        (0.04)       (0.00)*       (0.04)
Year ended October 31, 2000              1.00        0.05         0.05        (0.05)       (0.00)*       (0.05)
Year ended October 31, 2001              1.00        0.04         0.04        (0.04)          --         (0.04)
Year ended October 31, 2002              1.00        0.01         0.01        (0.01)          --         (0.01)
Period ended April 30, 2003
   (Unaudited)                           1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (d)       $1.00        0.03         0.03        (0.03)       (0.00)*       (0.03)
Year ended October 31, 2000              1.00        0.05         0.05        (0.05)       (0.00)*       (0.05)
Year ended October 31, 2001              1.00        0.04         0.04        (0.04)          --         (0.04)
Year ended October 31, 2002              1.00        0.01         0.01        (0.01)          --         (0.01)
Period ended April 30, 2003
   (Unaudited)                           1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
CLASS Y SHARES
Year ended September 30, 1998           $1.00        0.06         0.06        (0.06)       (0.00)*       (0.06)
One month period ended October 31,
   1998                                  1.00        0.00*        0.00*       (0.00)*         --         (0.00)*
Year ended October 31, 1999              1.00        0.05         0.05        (0.05)       (0.00)*       (0.05)
Year ended October 31, 2000              1.00        0.06         0.06        (0.06)       (0.00)*       (0.06)
Year ended October 31, 2001              1.00        0.05         0.05        (0.05)          --         (0.05)
Year ended October 31, 2002              1.00        0.02         0.02        (0.02)          --         (0.02)
Period ended April 30, 2003
   (Unaudited)                           1.00        0.01         0.01        (0.01)          --         (0.01)
-----------------------------------------------------------------------------------------------------------------

                                                                             Ratios/Supplementary Data
                                                                 --------------------------------------------------
                                                                                            Ratio of
                                                                                               Net
                                      Net Asset                   Net Assets   Ratio of    Investment     Ratio of
                                        Value,                    at End of    Expenses     Income to     Expenses
                                          End         Total        Period     to Average     Average     to Average
                                      of Period      Return        (000's)    Net Assets   Net Assets    Net Assets
                                      -----------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1998           $1.00      5.00%         $  988,236    0.52%        4.89%       0.62%(a)
One month period ended October 31,
   1998                                  1.00      0.39%(b)       1,055,163    0.50%(c)     4.40%(c)    0.60%(a)(c)
Year ended October 31, 1999              1.00      4.24%            932,874    0.66%        4.16%       0.66%
Year ended October 31, 2000              1.00      5.32%          1,024,292    0.75%        5.20%       0.75%
Year ended October 31, 2001              1.00      4.21%            864,287    0.73%        4.20%       0.73%
Year ended October 31, 2002              1.00      1.23%            780,008    0.72%        1.23%       0.72%
Period ended April 30, 2003
   (Unaudited)                           1.00      0.32%(b)         697,267    0.72%(c)     0.65%(c)    0.72%(c)

CLASS B SHARES
Period ended September 30, 1998 (d)     $1.00      0.22%(b)(e)   $      113    1.27%(c)     4.14%(c)    1.37%(a)(c)
One month period ended October 31,
   1998                                  1.00      0.32%(b)(e)          113    1.25%(c)     3.65%(c)    1.35%(a)(c)
Year ended October 31, 1999              1.00      3.54%(e)             119    1.34%        3.49%       1.34%
Year ended October 31, 2000              1.00      4.72%(e)             119    1.32%        4.61%       1.32%
Year ended October 31, 2001              1.00      3.59%(e)             144    1.33%        3.49%       1.33%
Year ended October 31, 2002              1.00      0.62%(e)              16    1.32%        0.74%       1.32%
Period ended April 30, 2003
   (Unaudited)                           1.00      0.13%(b)(e)           17    1.11%(c)     0.26%(c)    1.33%(c)
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (d)       $1.00      2.53%(b)      $  465,526    0.60%(c)     4.26%(c)    0.60%(c)
Year ended October 31, 2000              1.00      5.47%            566,879    0.60%        5.36%       0.60%
Year ended October 31, 2001              1.00      4.37%            778,767    0.58%        4.25%       0.58%
Year ended October 31, 2002              1.00      1.38%            557,974    0.57%        1.39%       0.57%
Period ended April 30, 2003
   (Unaudited)                           1.00      0.40%(b)         870,996    0.57%(c)     0.79%(c)    0.57%(c)
CLASS Y SHARES
Year ended September 30, 1998           $1.00      5.27%         $   29,023    0.27%        5.14%       0.37%(a)
One month period ended October 31,
   1998                                  1.00      0.41%(b)          34,617    0.25%(c)     4.65%(c)    0.35%(a)(c)
Year ended October 31, 1999              1.00      4.57%             38,858    0.34%        4.47%       0.34%
Year ended October 31, 2000              1.00      5.74%            149,267    0.35%        5.71%       0.35%
Year ended October 31, 2001              1.00      4.63%            166,269    0.33%        4.52%       0.33%
Year ended October 31, 2002              1.00      1.63%            223,729    0.32%        1.62%       0.32%
Period ended April 30, 2003
   (Unaudited)                           1.00      0.52%(b)         163,183    0.32%(c)     1.05%(c)    0.32%(c)
----------------------------------------------------------------------------------------------------------------

*    Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b)  Not annualized.

(c)  Annualized.

(d) Class B Shares commenced operations on September 11, 1998. Class D (Private Investor) Shares commenced operations on April 1, 1999.

(e)  Excludes redemption charge.

--------------------------------------------------------------------------------
Financial Highlights   [GRAPHICS]
--------------------------------------------------------------------------------

                HSBC Investor New York Tax-Free Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

                                                       Investment Activities                  Dividends
                                                      -----------------------   -------------------------------------
                                          Net Asset                                          Net Realized
                                            Value,       Net       Total from      Net        Gains from
                                          Beginning   Investment   Investment   Investment    Investment      Total
                                          of Period     Income     Activities     Income     Transactions   Dividends
---------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998                 $1.00        0.03         0.03         (0.03)        (0.00)*      (0.03)
Year ended October 31, 1999                  1.00        0.02         0.02         (0.02)           --        (0.02)
Year ended October 31, 2000                  1.00        0.03         0.03         (0.03)           --        (0.03)
Year ended October 31, 2001                  1.00        0.02         0.02         (0.02)           --        (0.02)
Year ended October 31, 2002                  1.00        0.01         0.01         (0.01)           --        (0.01)
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*        (0.00)*          --        (0.00)*
CLASS B SHARES
Period ended October 31, 1998 (b)           $1.00        0.01         0.01         (0.01)           --        (0.01)
Year ended October 31, 1999 (f)              1.00          --           --            --            --           --
Year ended October 31, 2000 (f)              1.00          --           --            --            --           --
Year ended October 31, 2001 (f)              1.00          --           --            --            --           --
Year ended October 31, 2002                  1.00        0.00*        0.00*        (0.00)*          --        (0.00)*
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*        (0.00)*          --        (0.00)*
CLASS C SHARES
Period ended October 31, 2001 (b)           $1.00        0.01         0.01         (0.01)           --        (0.01)
Year ended October 31, 2002                  1.00        0.00*        0.00*        (0.00)*          --        (0.00)*
Period ended April 30, 2003 (Unaudited)      1.00          --           --            --            --           --
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)           $1.00        0.02         0.02         (0.02)           --        (0.02)
Year ended October 31, 2000                  1.00        0.03         0.03         (0.03)           --        (0.03)
Year ended October 31, 2001                  1.00        0.03         0.03         (0.03)           --        (0.03)
Year ended October 31, 2002                  1.00        0.01         0.01         (0.01)           --        (0.01)
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*        (0.00)*          --        (0.00)*
CLASS Y SHARES
Year ended October 31, 1998                 $1.00        0.03         0.03         (0.03)        (0.00)*      (0.03)
Year ended October 31, 1999                  1.00        0.03         0.03         (0.03)           --        (0.03)
Year ended October 31, 2000                  1.00        0.04         0.04         (0.04)           --        (0.04)
Year ended October 31, 2001                  1.00        0.03         0.03         (0.03)           --        (0.03)
Year ended October 31, 2002                  1.00        0.01         0.01         (0.01)           --        (0.01)
Period ended April 30, 2003 (Unaudited)      1.00        0.01         0.01         (0.01)           --        (0.01)
---------------------------------------------------------------------------------------------------------------------

                                                                                Ratios/Supplementary Data
                                                                    -------------------------------------------------
                                                                                               Ratio of
                                                                                                 Net
                                          Net Asset                 Net Assets    Ratio of    Investment    Ratio of
                                           Value,                   at End of     Expenses     Income to    Expenses
                                             End      Total          Period      to Average     Average    to Average
                                          of Period   Return         (000's)     Net Assets   Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998                 $1.00      2.95%         $153,592       0.58%        2.90%        0.66%(a)
Year ended October 31, 1999                  1.00      2.36%          113,583       0.70%        2.39%        0.70%
Year ended October 31, 2000                  1.00      3.24%          134,841       0.73%        3.17%        0.73%
Year ended October 31, 2001                  1.00      2.47%          126,585       0.72%        2.48%        0.72%
Year ended October 31, 2002                  1.00      0.82%          146,759       0.70%        0.82%        0.70%
Period ended April 30, 2003 (Unaudited)      1.00      0.29%(b)       156,042       0.69%(c)     0.59%(c)     0.69%(c)
CLASS B SHARES
Period ended October 31, 1998 (b)           $1.00      1.24%(c)(d)   $      0**     1.33%(e)     2.15%(e)     1.41%(a)(e)
Year ended October 31, 1999 (f)              1.00        --                 0**       --           --           --
Year ended October 31, 2000 (f)              1.00        --                 0**       --           --           --
Year ended October 31, 2001 (f)              1.00        --                 0**       --           --           --
Year ended October 31, 2002                  1.00      0.06%(d)            17       1.28%        0.19%        1.28%
Period ended April 30, 2003 (Unaudited)      1.00      0.13%(b)(e)         17       1.02%(c)     0.27%(c)     1.28%(c)
CLASS C SHARES
Period ended October 31, 2001 (b)           $1.00      0.88%(c)(d)   $      1       1.37%(e)     1.40%(e)     1.37%(e)
Year ended October 31, 2002                  1.00      0.14%(d)            --       1.16%        0.36%        1.33%(a)
Period ended April 30, 2003 (Unaudited)      1.00        --                 0**       --           --           --
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)           $1.00      1.50%(c)      $ 39,443       0.63%(e)     2.51%(e)     0.63%(e)
Year ended October 31, 2000                  1.00      3.39%          100,291       0.58%        3.35%        0.58%
Year ended October 31, 2001                  1.00      2.63%          182,326       0.57%        2.44%        0.57%
Year ended October 31, 2002                  1.00      0.97%          226,280       0.55%        0.97%        0.55%
Period ended April 30, 2003 (Unaudited)      1.00      0.37%(b)       255,285       0.54%(c)     0.74%(c)     0.54%
CLASS Y SHARES
Year ended October 31, 1998                 $1.00      3.21%         $ 10,759       0.33%        3.15%        0.41%(a)
Year ended October 31, 1999                  1.00      2.70%           11,986       0.38%        2.71%        0.38%
Year ended October 31, 2000                  1.00      3.65%           42,306       0.33%        3.64%        0.33%
Year ended October 31, 2001                  1.00      2.88%           71,289       0.32%        2.76%        0.32%
Year ended October 31, 2002                  1.00      1.22%          107,422       0.30%        1.21%        0.30%
Period ended April 30, 2003 (Unaudited)      1.00      0.49%(b)       109,166       0.29%(c)     0.99%(c)     0.29%(c)
---------------------------------------------------------------------------------------------------------------------

*    Less than $0.005 per share.

**   Less than $500.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Class B Shares operated from April 29, 1998. Class C Shares commenced operations on March 19, 2001. Class D (Private Investor) Shares commenced operations on April 1, 1999.

(c)  Not annualized.

(d)  Excludes redemption charge.

(e)  Annualized.

(f) During the year, Class B Shares had no operations. Net assets at the end of period represent seed money.

--------------------------------------------------------------------------------
Financial Highlights   [GRAPHIC]
--------------------------------------------------------------------------------

                  HSBC Investor U.S. Treasury Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

                                                       Investment Activities           Dividends
                                          Net Asset    ---------------------    ----------------------   Net Asset
                                            Value,        Net       Total from      Net                     Value,
                                          Beginning    Investment   Investment   Investment     Total        End       Total
                                          of Period     Income     Activities     Income     Dividends   of Period    Return
                                          ---------   ----------   ----------   ----------   ---------   ----------   -------
------------------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001(b)            $1.00        0.01         0.01        (0.01)      (0.01)       $1.00      1.10%(c)
Year ended October 31, 2002                  1.00        0.01         0.01        (0.01)      (0.01)        1.00      1.00%
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*       (0.00)*     (0.00)*       1.00      0.23%(b)
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2001(b)            $1.00        0.01         0.01        (0.01)      (0.01)       $1.00      1.26%(c)
Year ended October 31, 2002                  1.00        0.01         0.01        (0.01)      (0.01)        1.00      1.15%
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*       (0.00)*     (0.00)*       1.00      0.31%(b)
CLASS Y SHARES
Period ended October 31, 2001(b)            $1.00        0.01         0.01        (0.01)      (0.01)       $1.00      1.40%(c)
Year ended October 31, 2002                  1.00        0.01         0.01        (0.01)      (0.01)        1.00      1.41%
Period ended April 30, 2003 (Unaudited)      1.00        0.00*        0.00*       (0.00)*     (0.00)*       1.00      0.43%(b)
------------------------------------------------------------------------------------------------------------------------------

                                                     Ratios/Supplementary Data
                                          ----------------------------------------------------
                                                                     Ratio of
                                                                       Net
                                          Net Assets    Ratio of    Investment     Ratio of
                                          at End of     Expenses    Income to      Expenses
                                           Period      to Average    Average      to Average
                                           (000's)     Net Assets   Net Assets   Net Assets(a)
                                          ----------   ----------   ----------   -------------
----------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001(b)           $    186     0.80%(d)     2.39%(d)       1.16%(d)
Year ended October 31, 2002                 156,661     0.80%        0.83%          0.81%
Period ended April 30, 2003 (Unaudited)      69,074     0.79%(c)     0.50%(c)       0.79%(c)
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2001(b)           $ 28,282     0.65%(d)     2.58%(d)       0.98%(d)
Year ended October 31, 2002                  97,788     0.65%        1.09%          0.71%
Period ended April 30, 2003 (Unaudited)     122,412     0.64%(c)     0.61%          0.64%(c)
CLASS Y SHARES
Period ended October 31, 2001(b)           $ 22,710     0.40%(d)     2.78%(d)       0.75%(d)
Year ended October 31, 2002                  36,841     0.40%        1.38%          0.51%
Period ended April 30, 2003 (Unaudited)      31,839     0.37%(c)     0.88%(c)       0.37%(c)
----------------------------------------------------------------------------------------------

*    Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Class A (Investor) Shares commenced operations on May 24, 2001. Class D (Private Investor) Shares commenced operations on May 14, 2001. Class Y Shares commenced operations on May 11, 2001.

(c)  Not annualized.

(d)  Annualized.

--------------------------------------------------------------------------------
Fianancial Highlights   [GRAPHIC]
--------------------------------------------------------------------------------

              HSBC Investor California Tax-Free Money Market Fund

Selected data for a share outstanding throughout the periods indicated.

                                                       Investment Activities           Dividends
                                          Net Asset    ----------------------   ----------------------   Net Asset
                                            Value,        Net      Total from       Net                    Value,
                                          Beginning   Investment   Investment   Investment     Total        End        Total
                                          of Period     Income     Activities     Income     Dividends   of Period     Return
                                          ---------   ----------   ----------   ----------   ---------   ----------   --------
------------------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2002 (b)           $1.00        0.00*        0.00*       (0.00)*     (0.00)*      $1.00      0.37%(c)
Period ended April 30, 2003 (Unaudited)     $1.00        0.00*        0.00*       (0.00)*     (0.00)*      $1.00      0.36%(c)
CLASS Y SHARES
Period ended October 31, 2002 (b)           $1.00        0.00*        0.00*       (0.00)*     (0.00)*      $1.00      0.39%(c)
Period ended April 30, 2003 (Unaudited)     $1.00        0.00*        0.00*       (0.00)*     (0.00)*      $1.00      0.48%(c)
------------------------------------------------------------------------------------------------------------------------------

                                                     Ratios/Supplementary Data
                                          ----------------------------------------------------
                                                                     Ratio of
                                                                       Net
                                          Net Assets    Ratio of    Investment     Ratio of
                                          at End of     Expenses    Income to      Expenses
                                           Period      to Average    Average      to Average
                                           (000's)     Net Assets   Net Assets   Net Assets(a)
                                          ----------   ----------   ----------   -------------
----------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2002 (b)          $99,677      0.40%(d)     0.99%(d)       0.71%(d)
Period ended April 30, 2003 (Unaudited)     91,995      0.49%(d)     0.71%(d)       0.69%(d)
CLASS Y SHARES
Period ended October 31, 2002 (b)          $ 1,035      0.09%(d)     1.37%(d)       0.45%(d)
Period ended April 30, 2003 (Unaudited)      2,742      0.25%(d)     0.95%(d)       0.45%(d)
----------------------------------------------------------------------------------------------

*    Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Class D (Private Investor) Shares commenced operations on June 17, 2002. Class Y Shares commenced operations on July 18, 2002.

(c)  Not annualized.

(d)  Annualized.

--------------------------------------------------------------------------------
Taxable Equivalent Yield Tables   [GRAPHIC]
--------------------------------------------------------------------------------

                         TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 2003 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

                                  FEDERAL AND NEW YORK STATE TABLE
----------------------------------------------------------------------------------------------------------
         Taxable Income*                                           Tax-Exempt Yield
-------------------------------------    Income     ------------------------------------------------------
      Single              Joint           Tax       1.00%  1.50%  2.00%  2.50%  3.00%  3.50%  4.00%  4.50%
      return             Return         Bracket**                 Equivalent Taxable Yield
-----------------   -----------------   ---------   ------------------------------------------------------
$      0-$ 28,400   $      0-$ 56,800     20.80%    1.26%  1.89%  2.53%  3.16%  3.79%  4.42%  5.05%  5.68%
$ 28,401-$ 68,800   $ 56,801-$114,650     30.63%    1.44%  2.16%  2.88%  3.60%  4.32%  5.05%  5.77%  6.49%
$ 68,801-$143,500   $114,651-$174,700     33.40%    1.50%  2.25%  3.00%  3.75%  4.50%  5.26%  6.01%  6.76%
$143,501-$311,900   $174,701-$311,950     38.03%    1.61%  2.42%  3.23%  4.03%  4.84%  5.65%  6.45%  7.26%
       > $311,951          > $311,951     39.88%    1.68%  2.50%  3.33%  4.16%  4.99%  5.82%  6.65%  7.49%

 * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

**   Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; (ii) the New York State tax table benefit recapture tax; or (iii) the 7.7% New York State tax rate applicable to income over $500,000 per year. Also, it is assumed that:
(i) there are no federal or New York State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

                             FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE
----------------------------------------------------------------------------------------------------------
         Taxable Income*                                           Tax-Exempt Yield
-------------------------------------    Income     ------------------------------------------------------
      Single              Joint           Tax       1.00%  1.50%  2.00%  2.50%  3.00%  3.50%  4.00%  4.50%
      return             Return         Bracket**                 Equivalent Taxable Yield
-----------------   -----------------   ---------   ------------------------------------------------------
$      0-$ 28,400   $      0-$ 56,800     23.87%    1.31%  1.97%  2.63%  3.28%  3.94%  4.60%  5.25%  5.91%
$ 28,401-$ 68,800   $ 56,801-$114,650     33.36%    1.50%  2.25%  3.00%  3.75%  4.50%  5.25%  6.00%  6.75%
$ 68,801-$143,500   $114,651-$174,700     36.03%    1.56%  2.34%  3.13%  3.91%  4.69%  5.47%  6.25%  7.03%
$143,501-$311,900   $174,701-$311,950     40.70%    1.69%  2.53%  3.37%  4.22%  5.06%  5.90%  6.75%  7.59%
       > $311,951          > $311,951     42.25%    1.73%  2.60%  3.46%  4.33%  5.19%  6.06%  6.93%  7.79%

 * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

**   Effective combined federal, state and city tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax); (ii) the New York State tax table benefit recapture tax; or (iii) the 7.7% New York State tax rate applicable to income over $500,000 per year. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and
(iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate. While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

--------------------------------------------------------------------------------
Taxable Equivalent Yield Tables   [GRAPHIC]
--------------------------------------------------------------------------------

                         TAXABLE EQUIVALENT YIELD TABLES

The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under federal and California State personal income tax laws based upon the applicable federal 2003 rates and the California State 2002 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns.

                                    FEDERAL AND CALIFORNIA STATE TABLE
----------------------------------------------------------------------------------------------------------
          Taxable Income*                                             Tax-Exempt Yield
-------------------------------------    Income     ------------------------------------------------------
      Single              Joint           Tax       1.00%  1.50%  2.00%  2.50%  3.00%  3.50%  4.00%  4.50%
      return             Return         Bracket**                 Equivalent Taxable Yield
-----------------   -----------------   ---------   ------------------------------------------------------
$      0-$ 28,400   $      0-$ 56,800     20.10%    1.25%  1.88%  2.50%  3.13%  3.75%  4.38%  5.01%  5.63%
$ 28,401-$ 68,800   $ 56,801-$114,650     31.98%    1.47%  2.21%  2.94%  3.68%  4.41%  5.15%  5.88%  6.62%
$ 68,801-$143,500   $114,651-$174,700     34.70%    1.53%  2.30%  3.06%  3.83%  4.59%  5.36%  6.13%  6.89%
$143,501-$311,900   $174,701-$311,950     39.23%    1.65%  2.47%  3.29%  4.11%  4.94%  5.76%  6.58%  7.40%
       > $311,951          > $311,951     44.05%    1.70%  2.54%  3.39%  4.24%  5.09%  5.94%  6.79%  7.63%

 * Net amount subject to federal and California state personal income tax after deductions and exemptions.

**   Effective combined federal and state tax bracket.

This table does not take into account: (i) any taxes other than the regular federal income tax and the regular California State personal income tax. Also, it is assumed that: (i) there are no federal or California State minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for California State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

This table does not reflect proposed 2003 California State personal income tax laws, which would result in increased taxes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Statements of Additional Information (SAIs):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

You can get free copies of reports and the SAIs, prospectuses of other members of the HSBC Investor Family of Funds, or request other information and discuss your questions about the funds, by contacting a broker or HSBC Brokerage (USA) Inc. at 1-888-525-5757. Or contact the Funds at:

     HSBC Investor Funds
     PO Box 182845
     Columbus, Ohio 43218-2845
     Telephone: 1-800-782-8183
     ---------------------------------------------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8070.

o Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.

[INSERT CURRENT FULFILLMENT CODE] (7/03)

                   Subject to Completion, Dated ________, 2003

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                   Prospectus

                                                      HSBC Investor
                                                      Funds

                                                      _____________, 2003


                            HSBC Investor Growth Fund

                            HSBC Investor Value Fund

                               HSBC Investor Funds

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds                             Table of Contents

                                                    Risk/Return Summary and Fund Expenses
-----------------------------------------------------------------------------------------------
Carefully review this                             4  Overview
important section, which                          5  HSBC Investor Growth Fund
summarizes each Fund's                            8  HSBC Investor Value Fund
investments, risks, past
performance, and fees.




                                                    Investment Objectives, Strategies and Risks
-----------------------------------------------------------------------------------------------
Review this section for                          11  HSBC Investor Growth Fund
information on investment                        12  HSBC Investor Value Fund
strategies and risks.                            13  Risk Factors





                                                   Fund Management
-----------------------------------------------------------------------------------------------
Review this section                              15  The Investment Adviser
for details on                                   15  Portfolio Managers
the people and                                   16  The Distributor and Administrator
organizations who provide                        16  The Two-Tier Fund Structure
services to the Funds.




                                                    Shareholder Information
-----------------------------------------------------------------------------------------------
Review this section for                          17  Pricing of Fund Shares
details on how                                   17  Purchasing and Adding to Your Shares
shares are valued, and                           21  Selling Your Shares
how to purchase,                                 27  Exchanging Your Shares
sell and exchange shares.                        28  Dividends, Distributions and Taxes
This section also describes
related charges and
payments of dividends
and distributions.




                                                    Prior Performance of Investment Sub-Advisers
-----------------------------------------------------------------------------------------------

HSBC Investor Funds
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                  Overview

The Funds                         HSBC Investor Funds is a mutual fund family
                                  that offers a variety of separate investment portfolios each with individual investment objectives and strategies. This prospectus provides you important information about the HSBC Investor Growth Fund ("Growth Fund") and the HSBC Investor Value Fund ("Value Fund")
                                  (each, a "Fund" and, together, the "Funds").

                                  Each Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will highlight these differences. Each Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

                                  The investment objective and strategies of each Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of a Fund will be achieved.

                                  Other important things for you to note:


                                    o You may lose money by investing in a Fund

                                    o Because the value of each Fund's
                                      investments will fluctuate with market
                                      conditions, so will the value of your
                                      investment in a Fund

                                  An investment in a Fund is not a deposit of HSBC Bank USA ("HSBC") and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to invest?

                                  Consider investing in a Fund if you are:

                                    o Seeking a long-term goal such as
                                      retirement

                                    o Looking to add a growth or value
                                      component to your investment portfolio

                                    o Willing to accept higher risks of
                                      investing in the stock market in exchange for potentially higher long-term returns

                                  The Funds will not be appropriate for anyone:

                                    o Seeking monthly income

                                    o Pursuing a short-term goal or investing
                                      emergency reserves

                                    o Seeking safety of principal

HSBC Investor Growth Fund
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------


                                  HSBC Investor Growth Fund

Investment Objective              The investment objective of the Growth Fund is
                                  long-term growth of capital.

Principal Investment              The Growth Fund seeks to achieve its
Strategies                        investment objective by investing all of its
                                  assets in the HSBC Investor Growth Portfolio
                                  (the "Growth Portfolio"), which has the same investment objective as the Growth Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the Growth Fund or "feeder fund") is investing all its assets in a second fund (the
                                  Growth Portfolio or "master fund"). Growth
                                  Fund shareholders bear the expenses of both the Growth Fund and the Growth Portfolio, which may be greater than other structures.
                                  For reasons relating to costs or a change in investment objective, among others, the Growth
                                  Fund could switch to another pooled investment company or decide to manage its assets itself.
                                  The Growth Fund is currently not contemplating such a move.

                                  Under normal market conditions, the Growth
                                  Portfolio will primarily invest in U.S. and foreign equity securities of seasoned medium and large capitalization companies, which Alliance Capital Management L.P. ("Alliance"), the Growth Portfolio's investment sub-adviser, believes have the potential to provide significant capital growth. The Growth Portfolio may also invest in bonds and other debt securities, including lower rated high-yield bonds, commonly referred to as "junk bonds".

                                  The Growth Portfolio will invest in medium and large capitalization securities of financially secure firms with established operating histories that are proven leaders in their industry or market sector and which are expected to show above-average price appreciation. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments.

Principal Investment Risks        Market Risk: The Growth Fund's performance per
                                  share will change daily based on many factors, including national and international economic conditions and general market conditions. You could lose money on your investment in the Growth Fund or the Growth Fund could underperform other investments.

                                  Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Growth Portfolio will fluctuate as the market price of its investments increases or decreases.

                                  Growth Stock Risk: The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market. Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

                                  Medium and Large Capitalization Risk: The
                                  Growth Portfolio may invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial developments. Medium capitalization companies may involve greater risks than investment in large capitalization companies due to such factors as limited product lines, market and financial or

HSBC Investor Growth Fund
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                  managerial resources.

                                  Foreign Investment Risk: The Growth
                                  Portfolio's investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                  Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer's products and services.

                                  Interest Rate Risk: The risk that changes in interest rates will affect the value of the Growth Portfolio's investments. In particular, the Growth Portfolio's investment in fixed income securities generally will change in value inversely with changes in interest rates.

                                  High Yield ("Junk Bonds") Risk: The Growth
                                  Portfolio may invest in high-yield securities, which are subject to higher credit risk and are less liquid than other fixed income securities. The Growth Portfolio could lose money if it is unable to dispose of these investments at an appropriate time.

--------------------------------------------------------------------------------
Performance                       Information Because the Growth Fund has no
                                  investment track record, it has no
                                  performance information to compare against
                                  other mutual funds or a broad measure of
                                  securities market performance, such as an
                                  index. However, Alliance's track record on
                                  managing similar institutional separate
                                  accounts is discussed under the "Prior
                                  Performance of Investment Sub-Advisers"
                                  section of this prospectus.
--------------------------------------------------------------------------------

HSBC Investor Growth Fund
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------


                               Fees and Expenses*

As an investor in the HSBC Investor Growth Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


---------------------------------------------------------------------------------------------------------------------
   Shareholder Transaction Expenses
  (fees paid directly from your investment)                              Class A    Class B    Class C    Class Y
---------------------------------------------------------------------------------------------------------------------
  Maximum sales charge (load) on purchases                                5.00%      None       None        None
---------------------------------------------------------------------------------------------------------------------
  Maximum deferred sales charge (load)                                    None        4.00%     1.00%       None
---------------------------------------------------------------------------------------------------------------------
  Redemption/Exchange Fee (as a percentage of amount redeemed or
    exchanged)                                                            None       None       None        None
---------------------------------------------------------------------------------------------------------------------
   Annual Fund Operating Expenses                                        Class A    Class B    Class C     Class Y
   (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------
  Management fee                                                          [ %]       [ %]       [ %]        [ %]
---------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1)                                                     0.00%**    0.75%     0.75%       None
---------------------------------------------------------------------------------------------------------------------
  Shareholder Servicing Fee                                               0.25%        0.25%    0.25%       None
---------------------------------------------------------------------------------------------------------------------
  Other expenses                                                          [ %]       [ %]       [ %]        [ %]
---------------------------------------------------------------------------------------------------------------------
  Total Fund operating expenses                                           [ %]       [ %]       [ %]        [ %]
---------------------------------------------------------------------------------------------------------------------

* This table reflects the combined fees for both the Growth Fund and the Growth Portfolio.

** There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Growth Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.


                                                  Expense Example
This Example is intended to help you compare the                                    1       3
cost of investing in the Growth Fund with the costs                               Year    Years
of investing in other mutual funds. It illustrates
the amount of fees and expenses you would pay,
assuming the following:                             Class A Shares                $[ ]    $[ ]

                                                    Class B Shares

       o $10,000 investment                            Assuming Redemption        $[ ]    $[ ]
       o 5% annual return                              Assuming No Redemption     $[ ]    $[ ]
       o redemption at the end of the period
       o no changes in the Growth Fund's            Class C Shares
         operating expenses as shown in                Assuming Redemption        $[ ]    $[ ]
         the table above                               Assuming No Redemption     $[ ]    $[ ]

                                                    Class Y Shares                $[ ]    $[ ]

 Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


HSBC Investor Value Fund
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------


                                  HSBC Investor Value Fund

Investment Objective              The investment objective of the Value Fund is
                                  long-term growth of capital and income.

Principal Investment Strategies   The Value Fund seeks to achieve its investment
                                  objective by investing all of its assets in the HSBC Investor Value Portfolio (the "Value
                                  Portfolio"), which has the same investment objective as the Value Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund
                                  (the Value Fund or "feeder fund") is investing all its assets in a second fund (the Value
                                  Portfolio or "master fund"). Value Fund
                                  shareholders bear the expenses of both the Value Fund and the Value Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Value Fund could switch to another pooled investment company or decide to manage its assets itself. The Value
                                  Fund is currently not contemplating such a move.

                                  Under normal market conditions, the Value
                                  Portfolio will primarily invest in U.S. and foreign equity securities of seasoned medium and large capitalization companies, which Institutional Capital Corporation ("ICAP"), the Value Portfolio's investment sub-adviser, believes are undervalued and have the potential to provide significant capital growth and income. The Value Portfolio may also invest in bonds and other debt securities, including lower rated high-yield bonds, commonly referred to as "junk bonds".

                                  To achieve its investment objective, the Value Portfolio will invest in equity securities of U.S. and foreign companies ICAP believes to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuations systems and seasoned judgment.

Principal Investment Risks        Market Risk: The Value Fund's performance per
                                  share will change daily based on many factors, including national and international economic conditions and general market conditions. You could lose money on your investment in the Value Fund or the Value Fund could underperform other investments.

                                  Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of the Value Portfolio will fluctuate as the market price of its investments increases or decreases.

                                  Value Stock Risk: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock markets.

                                  Medium and Large Capitalization Risk: The
                                  Value Portfolio may invest in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial developments. Medium capitalization companies may involve greater risks than investment in large capitalization companies due to such factors as limited product lines, market and financial or managerial resources.

HSBC Investor Value Fund
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                                  Foreign Investment Risk: The Value Portfolio's investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                  Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer's products and services.

                                  Interest Rate Risk: The risk that changes in interest rates will affect the value of the Value Portfolio's investments. In particular, the Value Portfolio's investment in fixed income securities generally will change in value inversely with changes in interest rates.

                                  High Yield ("Junk Bonds") Risk: The Value
                                  Portfolio may invest in high-yield securities, which are subject to higher credit risk and are less liquid than other fixed income securities. The Value Portfolio could lose money if it is unable to dispose of these investments at an appropriate time.

--------------------------------------------------------------------------------
Performance Information           Because the Value Fund has no investment track
                                  record, it has no performance information to
                                  compare against other mutual funds or a broad
                                  measure of securities market performance, such
                                  as an index. However, ICAP's track record in
                                  managing similar institutional separate
                                  accounts is discussed under the "Prior
                                  Performance of Investment Sub-Advisers"
                                  section of this prospectus.
--------------------------------------------------------------------------------

HSBC Investor Value Fund
Risk/Return Summary and Fund Expenses
--------------------------------------------------------------------------------

                               Fees and Expenses*

As an investor in the HSBC Investor Value Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

-----------------------------------------------------------------------------------------------------------------
   Shareholder Transaction Expenses
   (fees paid directly from your investment)                             Class A    Class B    Class C    Class Y
-----------------------------------------------------------------------------------------------------------------
   Maximum sales charge (load) on purchases                               5.00%      None       None        None
-----------------------------------------------------------------------------------------------------------------
   Maximum deferred sales charge (load)                                   None        4.00%     1.00%       None
-----------------------------------------------------------------------------------------------------------------
   Redemption/Exchange Fee (as a percentage of amount redeemed or
    exchanged)                                                            None       None       None        None
-----------------------------------------------------------------------------------------------------------------
   Annual Fund Operating Expenses                                        Class A    Class B    Class C    Class Y
   (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------------------------
   Management fee                                                         [ %]       [ %]       [ %]        [ %]
-----------------------------------------------------------------------------------------------------------------
   Distribution (12b-1)                                                   0.00%**      0.75%    0.75%       None
-----------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fee                                              0.25%        0.25%    0.25%       None
-----------------------------------------------------------------------------------------------------------------
   Other expenses                                                         [ %]       [ %]       [ %]        [ %]
-----------------------------------------------------------------------------------------------------------------
   Total Fund operating expenses                                          [ %]       [ %]       [ %]        [ %]
-----------------------------------------------------------------------------------------------------------------

* This table reflects the combined fees for both the Vale Fund and the Value Portfolio.
** There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Value Fund's average daily net assets. To date, no payments under the 12b-1 plan have been made.


                                                    Expense Example*
This Example is intended to help you compare the                                    1       3
cost of investing in the Value Fund with the costs                                Year    Years
of investing in other mutual funds. It illustrates
the amount of fees and expenses you would pay,
assuming the following:                             Class A Shares                $[ ]    $[ ]

                                                    Class B Shares
       o $10,000 investment                            Assuming Redemption        $[ ]    $[ ]
       o 5% annual return                              Assuming No Redemption     $[ ]    $[ ]
       o redemption at the end of the period
       o no changes in the Growth Fund's            Class C Shares
         operating expenses as shown in                Assuming Redemption        $[ ]    $[ ]
         the table above                               Assuming No Redemption     $[ ]    $[ ]

                                                    Class Y Shares                $[ ]    $[ ]



 Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

Investment Objective, Strategies and Risks
--------------------------------------------------------------------------------

                            HSBC Investor Growth Fund

Ticker Symbol:  Class A:_____    Class B:_____   Class C:______  Class Y:______

Investment Objective, Policies and Strategy

The investment objective of the Growth Fund is long-term growth of capital. The Growth Fund seeks to achieve its investment objective by investing all of its assets in the Growth Portfolio, which has the same investment objective as the Growth Fund. The Growth Portfolio seeks to achieve its investment objective by primarily investing in U.S. and foreign equity securities of seasoned medium and large capitalization companies which Alliance believes to have the potential to provide significant capital growth. Under normal market conditions, the Growth Portfolio will invest in equity securities of U.S. and foreign companies with market capitalization of at least $3 billion that Alliance believes offer opportunities for growth of capital.

Alliance utilizes a "growth" style of investing. This strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Growth Portfolio's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment. The stock selection process includes careful analysis of each company considered for investment, using internal fundamental research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

Consistent with its investment objective, the Growth Portfolio:

     o may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

     o may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

     o may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds."

     o may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

     o may engage in repurchase transactions, where the Growth Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

Investment Objective, Strategies and Risks
--------------------------------------------------------------------------------

                            HSBC Investor Value Fund

Ticker Symbol:  Class A:______    Class B:_____    Class C:______  Class Y:_____

Investment Objective, Policies and Strategy

The investment objective of the Value Fund is long-term growth of capital and income. The Value Fund seeks to achieve its investment objective by investing all of its assets in the Value Portfolio, which has the same investment objective as the Value Fund. The Value Portfolio seeks to achieve its investment objective by primarily investing in U.S. and foreign equity securities of seasoned medium and large capitalization companies which ICAP believes are undervalued and have the potential to provide capital growth and income. Under normal market conditions, the Value Portfolio will invest in equity securities of U.S. and foreign companies with market capitalization of at least $2 billion that ICAP believes are undervalued and offer opportunities for growth of capital and income.

ICAP utilizes a "value" style of investing. This strategy focuses on investing in equity securities of U.S. and foreign companies believed to be undervalued based on internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on two levels of analysis. First, ICAP uses a proprietary valuation model to identify those companies which ICAP believes offer the best relative values. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. Second, ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, of the companies which make it through the first valuation screening, ICAP selects only those companies where a catalyst that has the potential to produce significant stock appreciation relative to the market can be identified.

Consistent with its investment objective, the Value Portfolio:

     o may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

     o may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

     o may invest up to 20% of its assets, in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds."

     o may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

     o may engage in repurchase transactions, where the Value Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

Investment Objective, Strategies and Risks
--------------------------------------------------------------------------------

Risk Factors

An investment in each Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the investment portfolio, national and international economic conditions and general market conditions.

Generally, the Funds, and the Growth Portfolio and the Value Portfolio (each, a "Portfolio" and, together, the "Portfolios") will be subject to the following risks:

o Market Risk. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

o Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Portfolio. If so, a Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

o Credit Risks: The Funds could lose money if the issuer of a fixed income security owned by a Portfolio is unable to meet its financial obligations.

o Foreign Investment Risk: Each Portfolio may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks of U.S. companies. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolios may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

o Foreign and High Yield/High Risk Securities: Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, and a lack of adequate company information, liquidity, and government regulation.

     Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

     High yield/high risk securities ("junk bonds") may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, a Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Funds.

o Derivatives: Each Portfolio may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and "when-issued" securities. There are, in fact, many different types of derivative securities and many different ways to use them.

     The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of the Portfolios or protect their assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Portfolio from selling unfavorable positions, which could result in adverse consequences.

o Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Investment Objective, Strategies and Risks
--------------------------------------------------------------------------------


o Illiquid Securities: Each Portfolio may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Portfolio could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Portfolio.

o Portfolio Turnover: The Portfolios are actively managed and, in some cases the portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect the Funds' performance.

o Temporary Defensive Positions: In order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Portfolio's sub-adviser's opinion, are more conservative than the types of securities that the Funds typically invests in. To the extent a Portfolio is engaged in temporary or defensive investments, the Portfolio will not be pursuing its investment objective.

o Returns Are Not Guaranteed: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

o Interest Rate Risk: Changes in interest rates may affect the operations of the issuers of stocks in which the Portfolios invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Although each Portfolio's primary focus is stocks, each Portfolio may invest in fixed income securities such as debt securities. Each Portfolio may invest in fixed income securities that are not investment grade (i.e. junk bonds). Investment in securities that are below investment grade carry greater risks than investments in investment grade securities, as issuers of lower rated bonds are less frequently secure and are more likely to be hurt by interest rate movements.

Fund Management
--------------------------------------------------------------------------------


                             The Investment Adviser

HSBC Asset Management (Americas) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Portfolios, pursuant to an Investment Advisory contract with HSBC Investor Portfolios. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of June 30, 2003, HSBC managed more than [$___] billion in assets. For the period ending June 30, 2003, the Adviser managed [$___] billion in the HSBC Investor Family of Funds. For these advisory services, each Portfolio will pay the Adviser [ %] based on the Portfolio's average net assets.

The following companies serve as investment sub-advisers of the Portfolios. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

Growth Fund (Growth Portfolio): Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105 serves as investment sub-adviser to the Growth Portfolio. Alliance is a leading global investment adviser supervising client accounts with assets totaling $426 billion as of June 30, 2003. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

Value Fund (Value Portfolio): Institutional Capital Corporation, located at 225 West Wacker Drive, Chicago, Illinois 60606 serve as the investment sub-advisers to the Value Portfolio. ICAP is an employee-owned investment management firm established in 1970 and is dedicated to the management of value-oriented equity products. As of June 30, 2003, ICAP had approximately $11.5 billion in assets under management.

HSBC Investor Portfolios and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval.

                               Portfolio Managers

Growth Fund (Growth Portfolio): John L. Blundin, an Executive Vice President and Portfolio Manager and Disciplined Growth Team Leader, and Christopher Toub, a Senior Vice President, Equity Portfolio Manager and Director of Global Equity Research, have primary portfolio management responsibility for the Growth Portfolio. In all, Mr. Blundin has 35 years of investment experience. For 27 years, Mr. Blundin has served as a portfolio manager at Alliance. Mr. Toub has 18 years of investment experience, including the last five years of experience as a portfolio manager at Alliance.

Value Fund (Value Portfolio): Robert H. Lyon heads a team of seven senior portfolio managers that are responsible for the Value Portfolio. Mr. Lyon initially joined ICAP in 1976 and remained until 1981. After serving as Director of Fred Alger Management from 1981 to 1989, Mr. Lyon rejoined ICAP. Prior to joining ICAP in 1976, Mr. Lyon worked at the First National Bank of Chicago in the area of strategy and economics.

Fund Management
--------------------------------------------------------------------------------


The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator (the "Administrator"). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor (the "Distributor") of the Funds' shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statements of Additional Information have more detailed information about the Investment Adviser, Investment Sub-Advisers, Distributor and Administrator, and other service providers.

The Two-Tier Fund Structure

The Growth Fund and the Value Fund seek to achieve their investment objectives by investing all of their investable assets in the Growth Portfolio and the Value Portfolio, respectively, each a series of a separate open-end investment company each having the same investment objectives as their respective Funds. This is referred to as a "master/feeder" arrangement because one fund (the "feeder" fund) "feeds" its assets into another fund (the "master fund"). For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Funds. For example, if a large investor withdraws from a portfolio (a "master fund"), operating expenses may increase, thereby producing lower returns for investors in the Funds ("feeder funds"). Additionally, the portfolio may become less diverse, resulting in increased portfolio operating expenses.

Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objectives of the Funds and the Portfolios may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

Shareholder Information
--------------------------------------------------------------------------------


                                         Pricing of Fund Shares

------------------------------------------------
How NAV is Calculated

The NAV is calculated by dividing the
total value of a Fund's investments and
other assets attributable to a class of
shares, less any liabilities, by the number of outstanding shares of that class:

                  NAV =
       Total Assets - Liabilities
            Number of Shares
               Outstanding

The value of assets held by a Portfolio is determined on the basis of their market or other fair value.

------------------------------------------------

                                  The net asset value per share (NAV) is
                                  determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

                                  The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares

                                  Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares a contingent deferred sales load may apply which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on "Distribution Arrangements/Sales Charges."

--------------------------------------------------------------------------------
Purchasing and Adding to Your Shares

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

--------------------------------------------------------------------------------

Shareholder Information
--------------------------------------------------------------------------------

                                            Purchasing and Adding to Your Shares

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.
A Fund may waive its minimum purchase
requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                    Account
                                     Type
                             Class A, Class B, Class C
                             Minimum             Minimum
                             Initial          Subsequent
                             Investment       Investment
          Regular
          (non-retirement)
                                  $1,000          $100

          Retirement (IRA)

                                   $250           $100

          Automatic
          Investment Plan

                                   $250          $25

          Class Y

                                $1,000,000*      n/a


               * HSBC clients that maintain an investment management
                 account are not subject to the minimum initial investment requirements.

-------------------------------------------------------------------------------
Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you or the Funds have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
-------------------------------------------------------------------------------

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

Shareholder Information
--------------------------------------------------------------------------------

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Investor Funds" and include the name of the appropriate Fund(s) on the check.

3.   Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent:

1.   Use the investment slip attached to your account statement.

     Or, if unavailable,

2.   Include the following information in writing:
     o Fund name
     o Share class
     o Amount invested
     o Account name
     o Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

------------------------------------------
Electronic vs. Wire Transfer
Wire transfers allow financial
institutions to send funds to each
other, almost instantaneously. With an
electronic purchase or sale, the
transaction is made through the
Automated Clearing House (ACH) and may
take up to eight days to clear. There is generally no fee for ACH transactions.

------------------------------------------

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Shareholder Information
--------------------------------------------------------------------------------


                      Purchasing and Adding to Your Shares
                      continued

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:


Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:
     o    Your bank name, address and account number
     o    The amount you wish to invest automatically (minimum $25)
     o How often you want to invest (every month, 4 times a year, twice a year or once a year)
     o    Attach a voided personal check

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.


-----------------------------------
Directed Dividend Option

By selecting the appropriate
box in the Account Application,
you can elect to receive your
distributions in cash (check) or
have distributions (capital gains
and dividends) reinvested in
another HSBC Investor Fund
without a sales charge. You
must maintain the minimum
balance in each Fund into
which you plan to reinvest
dividends or the reinvestment
will be suspended and your
dividends paid to you. The
Fund may modify or terminate
this reinvestment option
without notice. You can change
or terminate your participation
in the reinvestment option at
any time by calling
1-800-782-8183.

-----------------------------------

-------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and C Shares, because Class A Shares have lower operating expenses. Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

-------------------------------------------------------------------------------

Shareholder Information
--------------------------------------------------------------------------------

                               Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

--------------------------------------------------------------------------------

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" for details.

--------------------------------------------------------------------------------

Instructions for Selling Shares

If selling your shares through you financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

       1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

By Mail or Overnight Service

(See "Selling Your Shares--Redemptions in Writing Required")

       1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

             o your Fund and account number

             o amount you wish to redeem

             o address where your check should be sent

             o account owner signature

       2.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio
             43218-2845.

Wire Transfer

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Shareholder Information
--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

       o Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

       o     Include a voided personal check.

       o Your account must have a value of $10,000 or more to start withdrawals.

       o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1. Redemptions by Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

       o     Your account address has changed within the last 10 business days;

       o     The check is not being mailed to the address on your account;

       o     The check is not being made payable to the owner of the account;

       o The redemption proceeds are being transferred to another Fund account with a different registration; or

       o The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

Shareholder Information
--------------------------------------------------------------------------------

                                        Selling Your Shares
                                        continued

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

Shareholder Information
--------------------------------------------------------------------------------

                                 Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

-----------------------------------------------------------------------------------------------------------------------
Sales Charge (Load)                                    Class A                 Class B        Class C       Class Y
                                                       Shares                  Shares          Shares        Shares
-----------------------------------------------------------------------------------------------------------------------
                                              Percentage     Percentage    No front-end     No            No sales
                                             of Offering         of        sales charge.    front-end     charge.
                                                Price        Investment    A contingent     sales
                                                -----        ----------    deferred sales   charge.  A
Less than $50,000                                5.00%          5.26%      charge (CDSC)    contingent
                                                                           may be imposed   deferred
$50,000 but less than $100,000                   4.50%          4.71%      on shares        sales
                                                                           redeemed         charge
$100,000 but less than $250,000                  3.75%          3.90%      within four      (CDSC) may
                                                                           years after      be imposed
$250,000 but less than $500,000                  2.50%          2.56%      purchase.        on shares
                                                                           Shares           redeemed
$500,000 but less than $1,000,000                2.00%          2.04%      automatically    within one
                                                                           convert to       year after
$1,000,000 and over                              1.00%          1.01%      Class A Shares   purchase.
                                                                           after 6 years.
-----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees       Subject to combined annual     Subject to       Subject to    No
                                            distribution and shareholder   combined         combined      distribution
                                            servicing fees of up to        annual           annual        or service
                                            0.25% annually of the Fund's   distribution     distribution  fees.
                                            total average daily net        and              and
                                            assets.                        shareholder      shareholder
                                                                           servicing fees   servicing
                                                                           of up to 1.00%   fees of up
                                                                           annually of      to 1.00%
                                                                           the Fund's       annually of
                                                                           average daily    the Fund's
                                                                           net assets.      average
                                                                                            daily net
                                                                                            assets.
-----------------------------------------------------------------------------------------------------------------------
Fund Expenses                               Lower annual expenses than     Higher annual    Higher        Lower
                                            Class B or C shares            expenses than    annual        annual
                                                                           Class A Shares.  expenses      expenses
                                                                                            than Class    than Class
                                                                                            A Shares.     A, B, or C
                                                                                                          Shares.
-----------------------------------------------------------------------------------------------------------------------


Shareholder Information
--------------------------------------------------------------------------------


                     Distribution Arrangements/Sales Charges
                     continued

Distribution (12b-1) and Shareholder Service Fees

Each Fund has adopted Distribution ("12b-1") plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of each Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

The 12b-1 fees vary by share class as follows:

     o Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

     o Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

     o    Class Y Shares do not pay a 12b-1 fee.

     o The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

     o The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Class A Shares

Waiver of Sales Charges for Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the investment advisers or their affiliates or invested in any of the Funds.

     o Shares purchased for trust or other advisory accounts established with the investment advisers or their affiliates.

     o    Shares purchased by tax-qualified employee benefit plans.

     o Shares purchased by directors, trustees, employees, and family members of the investment advisers and their affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the investment advisers or the Administrator belongs.

Shareholder Information
--------------------------------------------------------------------------------

                     Distribution Arrangements/Sales Charges
                     continued

Sales Charge Reductions

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. You can combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class B Shares

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ("CDSC"). In such cases, the CDSC will be as illustrated in the chart.

-----------------------------------

                     CDSC as a % of
     Years            Dollar Amount
     Since             Subject to
   Purchase              Charge
      0-1                 4.00%
      1-2                 3.00%
      2-3                 2.00%
      3-4                 1.00%
  more than 4             None

-----------------------------------

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature--Class B Shares

     o Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Shareholder Information
--------------------------------------------------------------------------------

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges--Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

     o    Distributions following the death or disability of shareholder.

     o Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

     o Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

                             Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

     o    Your name and telephone number

     o    The exact name on your account and account number

     o    Taxpayer identification number (usually your social security number)

     o    Dollar value or number of shares to be exchanged

     o    The name of the Fund from which the exchange is to be made

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

Shareholder Information
--------------------------------------------------------------------------------


                       Dividends, Distributions and Taxes

The following information is meant as a general summary for U.S. taxpayers. Please see each Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

     o A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

     o Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

     o Dividends for the Funds are paid quarterly. Capital gains are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

     o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

     o Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

             Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

             Note that distributions of earnings from dividends paid by certain "qualifying foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

             A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

             Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

             Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%.

     o Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

     o There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

     o You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

     o As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you or the Fund have been notified by the IRS

Shareholder Information
--------------------------------------------------------------------------------


          that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

     o Foreign shareholders may be subject to special withholding requirements.

     o If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

Prior Performance of
Investment
Sub-Advisors
--------------------------------------------------------------------------------



The following table sets forth information on the prior performance of the investment sub-advisers for the Portfolios.

The sub-adviser prior performance information is a composite of the average annual total returns of all institutional separate accounts managed by the sub-advisers that have investment objectives, policies and restrictions substantially similar to the Portfolios, and which have been managed as the Portfolios have been managed. The composite data is provided to illustrate the past performance of the sub-advisers in managing substantially similar accounts with substantially similar investment objectives, strategies and policies as measured against the specified market index and does not represent the performance of the Growth Fund or the Value Fund.


                                                                     Sub-Advisers
                                                                  Annualized Returns

                                             Alliance       Russell         ICAP          Russell        Russell
                                            Composite*     Growth(1)     Composite**     Value(2)        1000(3)
1 Year                                         [ ]            [ ]            [ ]            [ ]            [ ]
5 Years                                        [ ]            [ ]            [ ]            [ ]            [ ]
10 Years                                       [ ]            [ ]            [ ]            [ ]            [ ]


-------------
(1) The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(2) The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell 1000 Index is an unmanaged index of the 1,000 largest U.S. companies (representing approximately [__%] of the total market capitalization) in the Russell 3000 Index, which represents approximately [_%] of the U.S. equity market by capitalization.

* The performance reflects the Alliance Composite as adjusted by the annual operating expenses of the Growth Fund.

** The performance reflects the ICAP Composite as adjusted by the annual operating expenses of the Value Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

Statements of Additional Information (SAIs):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

You can get free copies of Funds' SAIs, prospectuses of other members of the HSBC Investor Family of Funds, or request other information and discuss your questions about the funds, by contacting a broker or HSBC Brokerage (USA) Inc. at 1-888-525-5757. Or contact the funds at:

                 HSBC Investor Funds
                 P.O. Box 182845
                 Columbus, Ohio 43218-2845
                 Telephone: 1-800-782-8183
              ---------------------------------------------------------------

You can review the Funds' SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

o Free from the EDGAR database on the Commission's Website at http://www.sec.gov.




















Investment Company Act file no. 811-4782.

RFFRC (3/00)

                       STATEMENT OF ADDITIONAL INFORMATION

                         HSBC INVESTOR MONEY MARKET FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845

           General and Account Information (800) 782-8183 (Toll Free)
--------------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.                BISYS Fund Services
         Investment Adviser                 Administrator, Distributor and Sponsor
             ("Adviser")                ("BISYS," "Administrator," "Distributor," or
                                                         "Sponsor")

     The HSBC Investor Money Market Fund is a separate series of the HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company that currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. Shares of the Fund are divided into six separate classes, Class A Shares (the "Class A Shares" or "Investor Shares"), Class B Shares (the "Class B Shares"), Class C Shares (the "Class C Shares"), Class D Shares (the "Class D Shares" or "Private Investors Shares"), Institutional Shares (the "Class I Shares"), and Class Y Shares (the "Class Y Shares").

     Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares of the Fund are not offered for sale, but are offered as an exchange option from the corresponding class of other funds of the Trust. Class C Shares of the Fund are primarily offered as an exchange option, but are also available for purchase by customers of HSBC Bank USA sweep programs.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED SEPTEMBER ____, 2003 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above. References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated September ____, 2003 of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.


     September ____, 2003

                                TABLE OF CONTENTS

                                                                                 Page No.
                                                                                 --------
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS......................................1

   U.S. Government Securities........................................................2
   Sovereign and Supranational Debt Obligations......................................2
   Foreign Securities................................................................2
   Lending of Portfolio Securities...................................................3
   Repurchase Agreements.............................................................4
   Selection of Money Market Investments.............................................5
   Interest Rates....................................................................5
   Obligations of Personal and Business Credit Institutions..........................5
   Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities...........6
   Investments in Other Investment Companies.........................................6
   Portfolio Transactions............................................................6

INVESTMENT RESTRICTIONS..............................................................8

   Percentage and Rating Restrictions...............................................11

PERFORMANCE INFORMATION.............................................................11

MANAGEMENT OF THE TRUST.............................................................13

   Trustees and Officers............................................................13
   Board of Trustees................................................................16

TRUSTEE COMPENSATION................................................................18

   Investment Adviser...............................................................19
   Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only.........21
   The Distributor and Sponsor......................................................22
   Administrative Services Plan.....................................................23
   Administrator....................................................................23
   Transfer Agent...................................................................24
   Custodian and Fund Accounting Agent..............................................24
   Shareholder Servicing Agents.....................................................24
   Federal Banking Law..............................................................25
   Expenses.........................................................................26

DETERMINATION OF NET ASSET VALUE....................................................26

PURCHASE OF SHARES..................................................................27

   Exchange Privilege...............................................................28
   Automatic Investment Plan........................................................29
   Purchases Through a Shareholder Servicing Agent or a Securities Broker...........29
   Contingent Deferred Sales Charge ("CDSC") -- Class B Shares......................30
   Conversion Feature -- Class B Shares.............................................31
   Level Load Alternative -- Class C Shares.........................................31

REDEMPTION OF SHARES................................................................31

   Systematic Withdrawal Plan.......................................................32
   Redemption of Shares Purchased Directly Through the Distributor..................32
   Check Redemption Service.........................................................33

RETIREMENT PLANS....................................................................33

   Individual Retirement Accounts...................................................33
   Defined Contribution Plans.......................................................34
   Section 457 Plan, 401(k) Plan, 403(b) Plan.......................................34

DIVIDENDS AND DISTRIBUTIONS.........................................................34

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES................................35

TAXATION............................................................................40

   Federal Income Tax...............................................................40

DISTRIBUTIONS IN GENERAL............................................................41

OTHER INFORMATION...................................................................43

   Capitalization...................................................................43
   Independent Auditors.............................................................44
   Counsel..........................................................................44
   Code of Ethics...................................................................44
   Registration Statement...........................................................44
   Financial Statements.............................................................44
   Shareholder Inquiries............................................................45

GENERAL AND ACCOUNT INFORMATION.....................................................45

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Investment Objective and Strategies" in the Prospectus.

     The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

     o bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

     o bankers' acceptances: negotiable drafts or bills of exchange that have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

     o prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

     o corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

     o    municipal obligations: high-grade, short-term municipal obligations.

     o government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities.

     o repurchase agreements: with respect to U.S. Treasury or U.S. Government agency obligations.

     The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 60 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

U.S. Government Securities

     The Fund may invest in U.S. Government Securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Sovereign and Supranational Debt Obligations

     To the extent the Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Foreign Securities

     The Fund may invest in securities of foreign issuers. The Fund may only invest in, without limit, U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Lending of Portfolio Securities

     The Fund may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Adviser. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers.

     By lending portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities or obtaining yield in the form of interest paid by the borrower when such U.S. Government securities are used as collateral. The Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (v) the Fund may pay only reasonable fees in connection with the loaned securities (no fee will be paid to affiliated persons of the Fund); and (vi) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

     Although the Fund would not have the right to vote any securities having voting rights during the existence of the loan, it could call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk.

Repurchase Agreements

     The Fund may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund's custodian bank either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of the Fund's assets in repurchase obligations are designed to minimize the Fund's risk of losses from those investments. Repurchase agreements are considered collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

     The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

     All repurchase agreements entered into by the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust's Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

Selection of Money Market Investments

     The Fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the Prospectus supplemented.

     Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

     Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio. Portfolio turnover may give rise to taxable gains. The Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

Interest Rates

     The value of the fixed income securities in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Investment in Various Industries

     The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries. The Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities

     The Fund may invest up to 10% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

     The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

Investments in Other Investment Companies

     The Trust may, in the future, seek to achieve the investment objective of the Fund by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contract for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

Portfolio Transactions

     Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission (the "SEC").

     The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund's shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer's respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, and subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

                             INVESTMENT RESTRICTIONS

     The Trust has adopted the following investment restrictions with respect to the Fund which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     The Trust, on behalf of the Fund, may not:

     (1) borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

     (2) purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

     (3) underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

     (4) make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions;

          for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

     (5) purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

     (6) concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

     (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

     (8) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

     (9) sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

     (10) invest for the purpose of exercising control or management;

          described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.);

     (11) taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

     (12) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

     (13) write, purchase or sell any put or call option or any combination thereof;

     (14) taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

     (15) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

     (16) make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

     Non-Fundamental Restriction. The Fund will not as a matter of operating policy invest more than 10% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years (including predecessors) or in securities that are restricted as to resale by the 1933 Act (including Rule 144A securities).

Percentage and Rating Restrictions

     If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to hold the security. Additionally, if such later change results in the Fund holding more than 10% of its net assets in illiquid securities, the Fund will take such action as is necessary to reduce the percentage of the Fund's net assets invested in illiquid securities to 10% or less. To the extent the ratings given by Moody's Investors Service, Inc. or Standard & Poor's Rating Services may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies set forth in the Prospectus.

                             PERFORMANCE INFORMATION

     From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     As of the fiscal year ended on October 31, 2002, the 7-day yields of the Fund's Class A, B, C, D, I, and Y shares were 1.29%, 0.69%, 0.69%, 1.45%, 1.82%, and 1.70%, respectively. As of the fiscal year ended on October 31, 2002, the Fund's performance information is as follows:

---------------------------------------------------------------------------------------------------------------------------
    Class A(1)           Class B(2)           Class C(3)           Class D(4)           Class I(5)           Class Y(6)
---------------------------------------------------------------------------------------------------------------------------
           Since                Since                Since                Since                Since                Since
1 Year   Inception   1 Year   Inception   1 Year   Inception   1 Year   Inception   1 Year   Inception   1 Year   Inception
 1.49%     4.00%      0.64%     1.45%      0.88%     1.54%      1.64%     4.08%       N/A      1.54%      1.89%     4.39%
---------------------------------------------------------------------------------------------------------------------------

(1). November 13, 1998

(2). April 4, 2001

(3). March 23, 2001

(4). April 1, 1999

(5). January 9, 2002

(6). November 12, 1998

     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including IBC/Donoghue's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

     A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

     Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The names of the Trustees, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

     Trustees

-------------------------------------------------------------------------------------------------------------------
                                                            Principal           Number of
  Name, Address, and      Position(s)    Term of Office    Occupation(s)    Portfolios in Fund
      Age/Date             Held with     and Length of     During Past 5     Complex Overseen    Other Trusteeships
      of Birth               Fund         Time Served          Years            by Trustee         Held by Trustee
-------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-------------------------------------------------------------------------------------------------------------------
Frederick C. Chen         Trustee       Indefinite;       Management                25                  None
P.O. Box 182845                         1990 to present   Consultant
Columbus, OH 43218                                        (1988 to
Date of Birth:                                            present).
April 22, 1927
-------------------------------------------------------------------------------------------------------------------
Larry M. Robbins          Trustee       Indefinite;       Director for              25                  None
P.O. Box 182845                         1987 to present   the Center of
Columbus, OH 43218                                        Teaching and
Date of Birth:                                            Learning,
December 2, 1938                                          University of
                                                          Pennsylvania.
-------------------------------------------------------------------------------------------------------------------
Alan S. Parsow            Trustee       Indefinite;       General Partner           25                  None
P.O. Box 818                            1987 to present   of Parsow
Elkhorn, NE 68022                                         Partnership,
Date of Birth:                                            Ltd. (1989 to
January 16, 1950                                          present).
-------------------------------------------------------------------------------------------------------------------
Michael Seely             Trustee       Indefinite;       President of              25                  None
475 Lexington Avenue                    1987 to present   Investor Access
New York, NY 10017                                        Corporation
Date of Birth:                                            (investor
June 7, 1945                                              relations
                                                          consulting
                                                          firm).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                            Principal           Number of
  Name, Address, and      Position(s)    Term of Office    Occupation(s)    Portfolios in Fund
      Age/Date             Held with     and Length of     During Past 5     Complex Overseen    Other Trusteeships
      of Birth               Fund         Time Served          Years            by Trustee         Held by Trustee
-------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------------
Leslie E. Bains*          Trustee       Indefinite;       Senior                    25                  None
452 Fifth Avenue                        2000 to present   Executive Vice
26th Floor                                                President, HSBC
New York, NY 10018                                        Bank USA (2000
Date of Birth:                                            to present);
July 28, 1943                                             Executive Vice
                                                          President,
                                                          Republic
                                                          National Bank
                                                          (1993 to 1999).
-------------------------------------------------------------------------------------------------------------------

*    Ms. Bains is an "interested person" as that term is defined in the 1940
     Act.

The names of the Officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

Officers

------------------------------------------------------------------------------------------------------------------------
     Name, Address, and       Position(s) Held with      Term of Office and          Principal Occupation(s) During
     Age/Date of Birth                Trust             Length of Time Served                 Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm*              President and Secretary   Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                       1997 to present         (6/92 to present).
Columbus, OH 43219-3035
Date of Birth:
June 3, 1945
------------------------------------------------------------------------------------------------------------------------
Richard F. Froio*             Vice President            Indefinite              Employee of BISYS Fund
60 State Street, Suite 1300                             1999 to present         Services, Inc. (4/99 to present); Legal
Boston, MA 02109                                                                Product Manager, Loomig, Sayles & Co.
Date of Birth:                                                                  (3/93 to 4/99).
September 12, 1968
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
     Name, Address, and        Position(s) Held with     Term of Office and          Principal Occupation(s) During
     Age/Date of Birth                 Trust            Length of Time Served                 Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Mark L. Suter*                Vice President            Indefinite;             Employee of BISYS Fund Services, Inc.
90 Park Avenue                                          2000 to present         (1/00 to present); Vice President of
10th Floor                                                                      Client Services, Seligman Data (6/97 to
New York, NY 10016                                                              12/99); Vice President, Capitalink (2/96
Date of Birth:                                                                  to 5/97).
August 6, 1962
------------------------------------------------------------------------------------------------------------------------
Salvatore Iocolano            Vice President            Indefinite;             Senior Compliance Officer, HSBC Asset
452 5th Avenue                                          2002 to present         Management (Americas) Inc. (2001 to
18th Floor                                                                      present); Director of Compliance, KPMG
New York, NY 10018                                                              Investment Advisers (8/99 to 3/01);
Date of Birth:                                                                  Director of Compliance, Oppenheimer
August 6, 1962                                                                  Capital (3/98 to 8/99); Securities
                                                                                Compliance Examiner, U.S. Securities and
                                                                                Exchange Commission (3/95 to 3/98).
------------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf*                Treasurer                 Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                       1999 to present         (7/99 to present); Director, Investors
Columbus, OH 43219-3035                                                         Bank & Trust, Canadian Operations (3/97
Date of Birth:                                                                  to 5/99).
January 26, 1969
------------------------------------------------------------------------------------------------------------------------
Lisa M. Hurley*               Secretary                 Indefinite;             Senior Vice President and General
90 Park Avenue                                          2000 to present         Counsel of BISYS Fund Services (5/98 to
New York, NY 10016                                                              present); General Counsel of Moore
Date of Birth:                                                                  Capital Management, Inc. (10/93 to
May 29, 1955                                                                    5/96); Senior Vice President and General
                                                                                Counsel of Northstar Investment
                                                                                Management Corporation.
------------------------------------------------------------------------------------------------------------------------
Alaina Metz*                  Assistant Secretary       Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                       1996 to present         (6/95 to present).
Columbus, OH 43219-3035
Date of Birth:
April 4, 1967
------------------------------------------------------------------------------------------------------------------------

* Messrs. Grimm, Froio and Yousaf and Mss. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, whose members are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

     Committees

     The Trustees have established an audit committee, a valuation committee, and a nominating and corporate governance committee.

     Audit Committee

     The Audit Committee, which is composed of only three independent (disinterested) trustees (each, an "Independent Trustee"), is to oversee the financial reporting and internal accounting controls of the Trust. The Audit Committee is currently chaired by Mr. Chen. The Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm;
(ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund; and (v) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held two meetings during the last year.

     Valuation Committee

     The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. This committee is currently chaired by Mr. Parsow. This committee is to oversee the implementation of the Fund's Valuation Procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee held no meetings during the last year.

     Nominating and Corporate Governance Committee

     The Nominating and Corporate Governance Committee is composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees. This committee is currently chaired by Mr. Seely. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee held no meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

--------------------------------------------------------------------------------
                                              Aggregate Dollar Range of Equity
                                                 Securities in All Registered
                                               Investment Companies Overseen by
                    Dollar Range of Equity    Trustee in Family of Investment
 Name of Trustee    Securities in the Trust               Companies
--------------------------------------------------------------------------------
Frederick C. Chen            None                      $50,001-$100,000
--------------------------------------------------------------------------------
Alan S. Parsow               None                             None
--------------------------------------------------------------------------------
Larry M. Robbins             None                      $10,001-$50,000
--------------------------------------------------------------------------------
Michael Seely                None                             None
--------------------------------------------------------------------------------
Leslie E. Bains              None                        Over $100,000
--------------------------------------------------------------------------------

     No Independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

-----------------------------------------------------------------------------------------------
                     Name of Owners
                          and
                    Relationships to                               Value of
 Name of Trustee         Trustee       Company   Title of Class   Securities   Percent of Class
-----------------------------------------------------------------------------------------------
Frederick C. Chen         None           None         None           None            None
-----------------------------------------------------------------------------------------------
Larry M. Robbins          None           None         None           None            None
-----------------------------------------------------------------------------------------------
Alan S. Parsow            None           None         None           None            None
-----------------------------------------------------------------------------------------------
Michael Seely             None           None         None           None            None
-----------------------------------------------------------------------------------------------

     As of __________, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

     No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o    the Fund;

     o    an officer of the Fund;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o    the Adviser or principal underwriter of the Fund;

     o    an officer of the Adviser or principal underwriter of the Fund;

     o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund.

                              TRUSTEE COMPENSATION

     The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting. For the fiscal year ended October 31, 2002, the Trust paid the following compensation to the Trustees of the Trust.

-----------------------------------------------------------------------------------------
                                      Pension or                               Total
                                      Retirement                           Compensation
                      Aggregate    Benefits Accrued      Estimated        From Fund and
 Name of Person,    Compensation   as Part of Funds   Annual Benefits     Fund  Complex**
     Position         From Fund       Expenses*       Upon Retirement   Paid to Directors
-----------------------------------------------------------------------------------------
Fredrick C. Chen,    $11,747.21          None               None             $25,000
Trustee
-----------------------------------------------------------------------------------------
Alan S. Parsow,      $11,747.21          None               None             $25,000
Trustee
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Larry M. Robbins,    $14,432.13          None               None             $30,500
Trustee
-----------------------------------------------------------------------------------------
Michael Seely,       $11,747.21          None               None             $25,000
Trustee
-----------------------------------------------------------------------------------------
Leslie E. Bains,     $        0          None               None             $     0
Trustee
-----------------------------------------------------------------------------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios.

Investment Adviser

     HSBC Asset Management (Americas) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the aggregate amount of advisory fees paid by the Fund were $5,718,899, $3,251,190, and $1,354,207, respectively.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the Adviser waived advisory fees as follows: $0, $0, and $434, respectively.

     The Advisory Contract will continue in effect with respect to the Fund, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

     The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

     The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund. The Adviser may, out of its own resources, assist in marketing the Fund's shares.

     The Adviser has also entered into an Operational Support Services Agreement to provide operational support services in connection with the operation of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

     If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

     The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees sub-advisers to ensure compliance with each fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

     The Board of Trustees approved the Advisory Contract with respect to the Fund in a meeting on December 9, 2002. In determining whether it was appropriate to approve the Advisory Contract, the Board of Trustees requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Advisory Contract is consistent with the best interests of the Fund to which it applies and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

     o The investment advisory fees payable to the Adviser under the Advisory Contract are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     o The Advisory Contract did not increase current investment advisory fees and overall operating expenses of the Fund over historical fee and expense levels;

     o The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance, including achievement of stated investment objectives;

     o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

     o The Adviser's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Fund; and

     o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

     Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract with respect to the Fund.

Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only

     Four Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), the Class C Shares (the "Class C Plan"), and the Class D Shares (the "Class D Plan") of the Fund. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan and Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees.

The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class' expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class' shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the Fund paid $1,273,875, $390,261, and $0 for distribution expenses, respectively.

The Distributor and Sponsor

     BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract with the Trust. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly-owned subsidiary of BISYS Group, Inc.

     The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its shareholders.

     Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor's reimbursement from the Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed, on an annual basis, 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expenses of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

     The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Administrator

     Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund Administrator may, out of its resources, assist in marketing the Fund's shares.

     For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

     The Administration Agreement was renewed upon its expiration on March 31, 2001, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the Fund accrued the following administration fees: $2,695,571, $1,268,181, and $548,241, respectively.

Transfer Agent

     The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

     Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

     BISYS serves as the fund accounting agent for the Fund. For the fiscal year ended October 31, 2002, the aggregate amount of fund accounting fees paid by the Fund was $68,248.

Shareholder Servicing Agents

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares, of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

     Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") of each share of each class of the Fund is determined on each day on which the U.S. bond markets are open for trading (the "Money Market Business Day"). The NAV is determined at 5:00 p.m., New York time, for the Fund. Shares of the Fund purchased on the Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on the Money Market Business Day. Orders for the Fund effected on the Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on the Money Market Business Day.

     The Trust uses the amortized cost method to determine the value of the Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Fund's dollar-weighted average portfolio maturity of 60 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust's Board of Trustees to be of high quality with minimal credit risks may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

                               PURCHASE OF SHARES

     An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such shares on his behalf through the Distributor. An investor may purchase Class Y Shares of the Fund by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor.

     Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund and are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust (collectively, "Shareholder Servicing Agents"). Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be purchased through Shareholder Servicing Agents or, in the case of Investor Shares, only through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). At present, the only Shareholder Servicing Agents for Class Y Shares of the Fund are HSBC and its affiliates.

     Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" below.

     Purchases of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are effected on the same day the purchase order is received by the Distributor provided such order is received prior to 12:00 noon, New York time, on any Fund Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

     While there is no sales load on purchases of Class A Shares and Class D Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- The Distributor and Sponsor" above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

Exchange Privilege

     By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Cash Management Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, and HSBC Investor New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Growth Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund and HSBC Investor Value Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

     An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, Class I Shares, and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such

Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

Automatic Investment Plan

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

     For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through a Shareholder Servicing Agent or a Securities Broker

     The Fund's shares (except Class B Shares, Class C Shares and Class Y Shares of the Fund) are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

Contingent Deferred Sales Charge ("CDSC") -- Class B Shares

     Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC"). Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase   CDSC as a % of Dollar Amount Subject to Charge
0-1                                        4.00%
1-2                                        3.00%
2-3                                        2.00%
3-4                                        1.00%
More than 4                                None

     The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code
Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

     Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

     Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

     Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 12:00 noon, Eastern time, for the Fund on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

Systematic Withdrawal Plan

     Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

     Redemption by wire or telephone. An investor may redeem Class A Shares or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Check Redemption Service

     Shareholders may redeem Class A Shares or Class D Shares of the Fund by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

     Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

     If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

                                RETIREMENT PLANS

     Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

Individual Retirement Accounts

     The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

Defined Contribution Plans

     Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

Section 457 Plan, 401(k) Plan, 403(b) Plan

     The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

     Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

     For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

     Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has multiple series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into six classes of shares.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

     Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

     Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and
(c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such

Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     As of _______________, 2003, the following persons owned of record or beneficially 5% or more of the Fund or class of shares:

                                            Share Balance   Percentage
                                            -------------   ----------
A SHARES

HSBC Bank USA                                                    %
425 5th Avenue, 2nd Fl.
New York, NY 10018

Pershing Division of DLJ Securities Corp.                        %
1 Pershing Place
Fund Customer Accounts
Jersey City, NJ 07399-0002

HSBC BANK USA                                                    %
One HSBC Center, 17th Floor
Buffalo, NY 14240

B SHARES

Donaldson Lufkin Jenrette                                        %
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette                                        %
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette                                        %
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette                                        %
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette                                        %
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette                                        %
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

C SHARES

HSBC Bank USA                                                    %
452 5th Avenue, 20th Floor
ATTN: Kevin L. Parker
New York, NY 10018

D SHARES

Pershing Division of DLJ Securities Corp.                        %
1 Pershing Place
Fund Customer Accounts
Jersey City, NJ 07399-0002

HSBC Bank USA                                                    %
452 5th Avenue, 2nd Floor
ATTN: David Marrero
New York, NY 10018

Kinco and Co.                                                    %
PO Box 1329
c/o HSBC Bank USA
Buffalo, NY 14240

I SHARES

HSBC Bank USA                                                    %
One HSBC Center 17th Floor
Buffalo, NY 14240

Bear Stearns Securities Corp.                                    %
001-04111
1 Metrotech Center North
Brooklyn, NY 11201

Custodial Trust Co.                                              %
US Bancorp
Kevin Darmody-SVP
101 Carnegie Center
Princeton, NJ 08540

General Mills Inc.                                               %
ATTN: Robert B. Polansky
PO Box 1113
General Mills Treasury Dept.-3SW
Minneapolis, MN 55440

AT&T Wireless Services Inc.                                      %
16331 NE 72nd Way
RTC 1
ATTN: Ryan Crozier-Trader
Greenwood, WA 98103

GAP Inc.                                                         %
40 First Plaza
Albuquerque, NM 87102

Y SHARES

HSBC Bank USA                                                    %
One HSBC Center 17th Floor
Buffalo, NY 14240

HSBC Bank USA                                                    %
452 5th Avenue, 2nd Floor
ATTN: David Marrero
New York, NY 10018

Owens Corning                                                    %
One Owens Corning Parkway
Toledo, OH 43659

HSBC Bank USA TTEE FBO                                           %
PO Box 1329
HSBC Bank USA Tip Plan
Buffalo, NY 14240

Kinco and Co.                                                    %
PO Box 1329
c/o HSBC Bank USA
Buffalo, NY 14240

Pershing Div of DLJ SECS Corp.                                   %
1 Pershing Plaza
Fund Customer Accounts
Jersey City, NJ 07399-0002

                                    TAXATION

Federal Income Tax

     The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions in General

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

     The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Fund, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing in debt instruments will not generally qualify for the lower rates.

     Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund's policy to attempt to maintain a $1.00 per share net asset value. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. For individuals, long-term capital gain will generally be subject to a maximum tax rate of 15% if the shareholder's holding period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (in 2003) ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a regulated investment company for purposes of Massachusetts law.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30,
1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was "Fund Trust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

     The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust for the fiscal year ending October 31, 2003. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Counsel

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

     The Trust, the Adviser, and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

     This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     The Fund's current audited financial statements dated October 31, 2002 are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 2002 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.

Shareholder Inquiries

     All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

           GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                       STATEMENT OF ADDITIONAL INFORMATION

                       HSBC INVESTOR CASH MANAGEMENT FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845

           General and Account Information (800) 782-8183 (Toll Free)
--------------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.                BISYS Fund Services
         Investment Adviser                 Administrator, Distributor and Sponsor
            ("Adviser")                 ("BISYS," "Administrator," "Distributor," or
                                                         "Sponsor")

     The HSBC Investor Cash Management Fund is a separate series of the HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company that currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. Shares of the Fund are divided into six separate classes, Class A Shares (the "Class A Shares" or "Investor Shares"), Class B Shares (the "Class B Shares"), Class C Shares (the "Class C Shares"), Class D Shares (the "Class D Shares" or "Private Investors Shares"), Institutional Shares (the "Class I Shares"), and Class Y Shares (the "Class Y Shares").

     Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares of the Fund are not offered for sale, but are offered as an exchange option from the corresponding class of other funds of the Trust. Class C Shares of the Fund are primarily offered as an exchange option, but are also available for purchase by customers of HSBC Bank USA sweep programs.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED SEPTEMBER ___, 2003 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

     References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated September ___, 2003 of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.


     September ___, 2003

                                TABLE OF CONTENTS

                                                                               Page No.
                                                                               --------
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...................................1

   U.S. Government Securities.....................................................2
   Sovereign and Supranational Debt Obligations...................................2
   Foreign Securities.............................................................2
   Lending of Portfolio Securities................................................3
   Repurchase Agreements..........................................................4
   Selection of Money Market Investments..........................................5
   Interest Rates.................................................................5
   Obligations of Personal and Business Credit Institutions.......................5
   Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities........6
   Investments in Other Investment Companies......................................6
   Portfolio Transactions.........................................................6

INVESTMENT RESTRICTIONS...........................................................8

   Percentage and Rating Restrictions............................................11

PERFORMANCE INFORMATION..........................................................11

MANAGEMENT OF THE TRUST..........................................................13

   Trustees and Officers.........................................................13
   Board of Trustees.............................................................16

TRUSTEE COMPENSATION.............................................................18

   Investment Adviser............................................................19
   Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only......21
   The Distributor and Sponsor...................................................22
   Administrative Services Plan..................................................23
   Administrator.................................................................23
   Transfer Agent................................................................24
   Custodian and Fund Accounting Agent...........................................24
   Shareholder Servicing Agents..................................................24
   Federal Banking Law...........................................................25
   Expenses......................................................................26

DETERMINATION OF NET ASSET VALUE.................................................26

PURCHASE OF SHARES...............................................................27

   Exchange Privilege............................................................28
   Automatic Investment Plan.....................................................29
   Purchases Through a Shareholder Servicing Agent or a Securities Broker........29
   Contingent Deferred Sales Charge ("CDSC") -- Class B Shares...................30
   Conversion Feature -- Class B Shares..........................................31
   Level Load Alternative -- Class C Shares......................................31

REDEMPTION OF SHARES.............................................................31

   Systematic Withdrawal Plan....................................................32
   Redemption of Shares Purchased Directly Through the Distributor...............32
   Check Redemption Service......................................................33

RETIREMENT PLANS.................................................................33

   Individual Retirement Accounts................................................33
   Defined Contribution Plans....................................................34
   Section 457 Plan, 401(k) Plan, 403(b) Plan....................................34

DIVIDENDS AND DISTRIBUTIONS......................................................34

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.............................35

TAXATION.........................................................................37

   Federal Income Tax............................................................37

DISTRIBUTIONS IN GENERAL.........................................................38

OTHER INFORMATION................................................................40

   Capitalization................................................................40
   Independent Auditors..........................................................40
   Counsel.......................................................................41
   Code of Ethics................................................................41
   Registration Statement........................................................41
   Financial Statements..........................................................41
   Shareholder Inquiries.........................................................41

GENERAL AND ACCOUNT INFORMATION..................................................41

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Investment Objective and Strategies" in the Prospectus.

     The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

     o bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

     o bankers' acceptances: negotiable drafts or bills of exchange that have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

     o prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

     o corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

     o    municipal obligations: high-grade, short-term municipal obligations.

     o government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities.

     o repurchase agreements: with respect to U.S. Treasury or U.S. Government agency obligations.

     The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

U.S. Government Securities

     The Fund may invest in U.S. Government Securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Sovereign and Supranational Debt Obligations

     To the extent the Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Foreign Securities

     The Fund may invest in securities of foreign issuers. The Fund may only invest in, without limit, U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Lending of Portfolio Securities

     The Fund may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Adviser. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers.

     By lending portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities or obtaining yield in the form of interest paid by the borrower when such U.S. Government securities are used as collateral. The Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (v) the Fund may pay only reasonable fees in connection with the loaned securities (no fee will be paid to affiliated persons of the Fund); and (vi) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

     Although the Fund would not have the right to vote any securities having voting rights during the existence of the loan, it could call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk.

Repurchase Agreements

     The Fund may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund's custodian bank either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of the Fund's assets in repurchase obligations are designed to minimize the Fund's risk of losses from those investments. Repurchase agreements are considered collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

     The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

     All repurchase agreements entered into by the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust's Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

Selection of Money Market Investments

     The Fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the Prospectus supplemented.

     Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

     Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio. Portfolio turnover may give rise to taxable gains. The Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

Interest Rates

     The value of the fixed income securities in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Investment in Various Industries

     The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in those industries justify any additional risks associated with the concentration of the Fund's assets in those industries. The Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities

     The Fund may invest up to 10% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

     The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

Investments in Other Investment Companies

     The Trust may, in the future, seek to achieve the investment objective of the Fund by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contract for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

Portfolio Transactions

     Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission (the "SEC").

     The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund's shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer's respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, and subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

                             INVESTMENT RESTRICTIONS

     The Trust has adopted the following investment restrictions with respect to the Fund which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     The Trust, on behalf of the Fund, may not:

     (1) borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

     (2) purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

     (3) underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

     (4) make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions;

          for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

     (5) purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

     (6) concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

     (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

     (8) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

     (9) sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

     (10) invest for the purpose of exercising control or management;

     (11) taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

     (12) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

     (13) write, purchase or sell any put or call option or any combination thereof;

     (14) taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

     (15) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

     (16) make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

     Non-Fundamental Restriction. The Fund will not as a matter of operating policy invest more than 10% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years (including predecessors) or in securities that are restricted as to resale by the 1933 Act (including Rule 144A securities).

Percentage and Rating Restrictions

     If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to hold the security. Additionally, if such later change results in the Fund holding more than 10% of its net assets in illiquid securities, the Fund will take such action as is necessary to reduce the percentage of the Fund's net assets invested in illiquid securities to 10% or less. To the extent the ratings given by Moody's Investors Service, Inc. or Standard & Poor's Rating Services may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies set forth in the Prospectus.

                             PERFORMANCE INFORMATION

     From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including IBC/Donoghue's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

     A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

     Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The names of the Trustees, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

     Trustees

------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
Name, Address, and         Position(s)   Term of Office         Principal        Portfolios in Fund
     Age/Date               Held with     and Length of       Occupation(s)       Complex Overseen    Other Trusteeships
     of Birth                 Fund         Time Served     During Past 5 Years       by Trustee         Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
------------------------------------------------------------------------------------------------------------------------
Frederick C. Chen            Trustee     Indefinite;       Management                    25                  None
P.O. Box 182845                          2003 to present   Consultant
Columbus, OH 43218                                         (1988 to present).
Date of Birth:
April 22, 1927
------------------------------------------------------------------------------------------------------------------------
Larry M. Robbins             Trustee     Indefinite;       Director for the              25                  None
P.O. Box 182845                          2003 to present   Center of Teaching
Columbus, OH 43218                                         and Learning,
Date of Birth:                                             University of
December 2, 1938                                           Pennsylvania.
------------------------------------------------------------------------------------------------------------------------
Alan S. Parsow               Trustee     Indefinite;       General Partner               25                  None
P.O. Box 818                             2003 to present   of Parsow
Elkhorn, NE 68022                                          Partnership,
Date of Birth:                                             Ltd. (1989 to
January 16, 1950                                           present).
------------------------------------------------------------------------------------------------------------------------
Michael Seely                Trustee     Indefinite;       President of                  25                  None
475 Lexington Avenue                     2003 to present   Investor Access
New York, NY 10017                                         Corporation
Date of Birth:                                             (investor relations
June 7, 1945                                               consulting firm).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
Name, Address, and         Position(s)   Term of Office         Principal        Portfolios in Fund
     Age/Date               Held with     and Length of       Occupation(s)       Complex Overseen    Other Trusteeships
     of Birth                 Fund         Time Served     During Past 5 Years       by Trustee         Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------
Leslie E. Bains*             Trustee     Indefinite;       Senior                        25                  None
452 Fifth Avenue                         2003 to present   Executive Vice
26th Floor                                                 President, HSBC
New York, NY 10018                                         Bank USA (2000
Date of Birth:                                             to present);
July 28, 1943                                              Executive Vice
                                                           President, Republic
                                                           National Bank
                                                           (1993 to 1999).
------------------------------------------------------------------------------------------------------------------------

*    Ms. Bains is an "interested person" as that term is defined in the 1940
     Act.

The names of the Officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

Officers

------------------------------------------------------------------------------------------------------------
  Name, Address, and      Position(s) Held    Term of Office and       Principal Occupation(s) During
  Age/Date of Birth          with Trust      Length of Time Served              Past 5 Years
------------------------------------------------------------------------------------------------------------
Walter B. Grimm*          President and      Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road         Secretary          2003 to present         (6/92 to present).
Columbus, OH 43219-3035
Date of Birth:
June 3, 1945
------------------------------------------------------------------------------------------------------------
Richard F. Froio*         Vice President     Indefinite              Employee of BISYS Fund Services, Inc.
60 State Street                              2003 to present         (4/99 to present); Legal Product
Suite 1300                                                           Manager, Loomig, Sayles & Co.
Boston, MA 02109                                                     (3/93 to 4/99).
Date of Birth:
September 12, 1968
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
  Name, Address, and      Position(s) Held    Term of Office and       Principal Occupation(s) During
  Age/Date of Birth          with Trust      Length of Time Served              Past 5 Years
------------------------------------------------------------------------------------------------------------
Mark L. Suter*            Vice President     Indefinite;             Employee of BISYS Fund Services, Inc.
90 Park Avenue                               2003 to present         (1/00 to present); Vice President of
10th Floor                                                           Client Services, Seligman Data (6/97 to
New York, NY 10016                                                   12/99); Vice President, Capitalink
Date of Birth:                                                       (2/96 to 5/97).
August 6, 1962
------------------------------------------------------------------------------------------------------------
Salvatore Iocolano        Vice President     Indefinite;             Senior Compliance Officer, HSBC Asset
452 5th Avenue                               2003 to present         Management (Americas) Inc. (2001 to
18th Floor                                                           present); Director of Compliance, KPMG
New York, NY 10018                                                   Investment Advisers (8/99 to 3/01);
Date of Birth:                                                       Director of Compliance, Oppenheimer
August 6, 1962                                                       Capital (3/98 to 8/99); Securities
                                                                     Compliance Examiner, U.S. Securities
                                                                     and Exchange Commission (3/95 to 3/98).
------------------------------------------------------------------------------------------------------------
Nadeem Yousaf*            Treasurer          Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                            2003 to present         (7/99 to present); Director, Investors
Columbus, OH 43219-3035                                              Bank & Trust, Canadian Operations (3/97
Date of Birth:                                                       to 5/99).
January 26, 1969
------------------------------------------------------------------------------------------------------------
Lisa M. Hurley*           Secretary          Indefinite;             Senior Vice President and General
90 Park Avenue                               2003 to present         Counsel of BISYS Fund Services (5/98 to
New York, NY 10016                                                   present); General Counsel of Moore
Date of Birth:                                                       Capital Management, Inc. (10/93 to
May 29, 1955                                                         5/96); Senior Vice President and
                                                                     General Counsel of Northstar Investment
                                                                     Management Corporation.
------------------------------------------------------------------------------------------------------------
Alaina Metz*              Assistant          Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road         Secretary          2003 to present         (6/95 to present).
Columbus, OH 43219-3035
Date of Birth:
April 4, 1967
------------------------------------------------------------------------------------------------------------

* Messrs. Grimm, Froio and Yousaf and Mss. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, whose members are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

     Committees

     The Trustees have established an audit committee, a valuation committee, and a nominating and corporate governance committee.

     Audit Committee

     The Audit Committee, which is composed of only three independent (disinterested) trustees (each, an "Independent Trustee"), is to oversee the financial reporting and internal accounting controls of the Trust. The Audit Committee is currently chaired by Mr. Chen. The Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm;
(ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund; and (v) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held two meetings during the last year.

     Valuation Committee

     The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. This committee is currently chaired by Mr. Parsow. This committee is to oversee the implementation of the Fund's Valuation Procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee held no meetings during the last year.

     Nominating and Corporate Governance Committee

     The Nominating and Corporate Governance Committee is composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees. This committee is currently chaired by Mr. Seely. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee held no meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

------------------------------------------------------------------------------
                                              Aggregate Dollar Range of Equity
                                                Securities in All Registered
                                              Investment Companies Overseen by
                    Dollar Range of Equity     Trustee in Family of Investment
Name of Trustee     Securities in the Trust               Companies
------------------------------------------------------------------------------
Frederick C. Chen            None                     $50,001-$100,000
------------------------------------------------------------------------------
Alan S. Parsow               None                           None
------------------------------------------------------------------------------
Larry M. Robbins             None                     $10,001-$50,000
------------------------------------------------------------------------------
Michael Seely                None                           None
------------------------------------------------------------------------------
Leslie E. Bains              None                      Over $100,000
------------------------------------------------------------------------------

     No Independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

------------------------------------------------------------------------------------
                       Name of
                     Owners and
                    Relationships                               Value of     Percent
 Name of Trustee     to Trustee     Company   Title of Class   Securities   of Class
------------------------------------------------------------------------------------
Frederick C. Chen       None         None          None           None        None
------------------------------------------------------------------------------------
Larry M. Robbins        None         None          None           None        None
------------------------------------------------------------------------------------
Alan S. Parsow          None         None          None           None        None
------------------------------------------------------------------------------------
Michael Seely           None         None          None           None        None
------------------------------------------------------------------------------------

     As of ________________, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

     No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o    the Fund;

     o    an officer of the Fund;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o    the Adviser or principal underwriter of the Fund;

     o    an officer of the Adviser or principal underwriter of the Fund;

     o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund.

                              TRUSTEE COMPENSATION

     The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting. For the fiscal year ended October 31, 2002, the Trust paid the following compensation to the Trustees of the Trust.

------------------------------------------------------------------------------------------
                                      Pension or                               Total
                                      Retirement                           Compensation
                     Aggregate     Benefits Accrued   Estimated Annual     From Fund and
 Name of Person,    Compensation   as Part of Funds    Annual Benefits    Fund Complex**
   Position          From Fund         Expenses*       Upon Retirement   Paid to Directors
------------------------------------------------------------------------------------------
Fredrick C. Chen,
Trustee                  $0              None              None              $25,000
-----------------------------------------------------------------------------------------
Alan S. Parsow,
Trustee                  $0              None              None              $25,000
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Larry M. Robbins,
Trustee                  $0              None              None              $30,500
-----------------------------------------------------------------------------------------
Michael Seely,
Trustee                  $0              None              None              $25,000
-----------------------------------------------------------------------------------------
Leslie E. Bains,
Trustee                  $0              None              None              $     0
-----------------------------------------------------------------------------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios.

Investment Adviser

     HSBC Asset Management (Americas) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets.

     The Advisory Contract will continue in effect with respect to the Fund, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

     The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly- owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

     The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund. The Adviser may, out of its own resources, assist in marketing the Fund's shares.

     The Adviser has also entered into an Operational Support Services Agreement to provide operational support services in connection with the operation of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

     If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

     The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees sub-advisers to ensure compliance with each fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

     The Board of Trustees approved the Advisory Contract with respect to the Fund in a meeting on June 16, 2003. In determining whether it was appropriate to approve the Advisory Contract, the Board of Trustees requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Advisory Contract is consistent with the best interests of the Fund to which it applies and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

     o The investment advisory fees payable to the Adviser under the Advisory Contract are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     o The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance, including achievement of stated investment objectives;

     o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

     o The Adviser's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Fund; and

     o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

     Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract with respect to the Fund.

Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only

     Four Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), the Class C Shares (the "Class C Plan"), and the Class D Shares (the "Class D Plan") of the Fund. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan and Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class' expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class' shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

The Distributor and Sponsor

     BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract with the Trust. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly-owned subsidiary of BISYS Group, Inc.

     The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its shareholders.

     Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor's reimbursement from the Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed, on an annual basis, 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expenses of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

     The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Administrator

     Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund Administrator may, out of its resources, assist in marketing the Fund's shares.


     For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.


     The Administration Agreement was renewed upon its expiration on March 31, 2001, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

Transfer Agent

     The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

     Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

     BISYS serves as the fund accounting agent for the Fund.

Shareholder Servicing Agents

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares, of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such

Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

     Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") of each share of each class of the Fund is determined on each day on which the U.S. bond markets are open for trading (the "Money Market Business Day"). The NAV is determined at 5:00 p.m., Eastern time, for the Fund. Shares of the Fund purchased on the Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on the Money Market Business Day. Orders for the Fund effected on the Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on the Money Market Business Day.

     The Trust uses the amortized cost method to determine the value of the Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Fund's dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust's Board of Trustees to be of high quality with minimal credit risks may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the

Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

                               PURCHASE OF SHARES

     An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such shares on his behalf through the Distributor. An investor may purchase Class Y Shares of the Fund by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor.

     Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund and are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust (collectively, "Shareholder Servicing Agents"). Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be purchased through Shareholder Servicing Agents or, in the case of Investor Shares, only through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). At present, the only Shareholder Servicing Agents for Class Y Shares of the Fund are HSBC and its affiliates.

     Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" below.

     Purchases of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are effected on the same day the purchase order is received by the Distributor provided such order is received prior to 12:00 noon, New York time, on any Fund Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

     While there is no sales load on purchases of Class A Shares and Class D Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- The Distributor and Sponsor" above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

Exchange Privilege

     By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, and HSBC Investor New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Growth Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, and HSBC Investor Value Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

     An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, Class I Shares, and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

Automatic Investment Plan

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

     For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through a Shareholder Servicing Agent or a Securities Broker

     The Fund's shares (except Class B Shares, Class C Shares and Class Y Shares of the Fund) are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder

Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

Contingent Deferred Sales Charge ("CDSC") -- Class B Shares

     Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC"). Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

                       CDSC as a % of Dollar Amount
Years since Purchase        Subject to Charge
0-1                                4.00%
1-2                                3.00%
2-3                                2.00%
3-4                                1.00%
More than 4                        None

     The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code
Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

     Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

     Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

     Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 12:00 noon, New York time, for the Fund on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

Systematic Withdrawal Plan

     Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

     Redemption by wire or telephone. An investor may redeem Class A Shares or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Check Redemption Service

     Shareholders may redeem Class A Shares or Class D Shares of the Fund by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

     Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

     If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

                                RETIREMENT PLANS

     Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

Individual Retirement Accounts

     The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

Defined Contribution Plans

     Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

Section 457 Plan, 401(k) Plan, 403(b) Plan

     The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

     Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

     For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

     Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has multiple series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into six classes of shares.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

     Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

     Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and
(c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such

Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                                    TAXATION

Federal Income Tax

     The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least

98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions in General

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

     The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Fund, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing in debt instruments will not generally qualify for the lower rates.

     Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund's policy to attempt to maintain a $1.00 per share net asset value. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. For individuals, long-term capital gain will generally be subject to a maximum tax rate of 15% if the shareholder's holding period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (in 2003) ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a regulated investment company for purposes of Massachusetts law.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30,
1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was "Fund Trust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

     The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust for the fiscal year ending October 31, 2003. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Counsel

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

     The Trust, the Adviser, and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

     This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     The Fund's current audited financial statements dated October 31, 2002 are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 2002 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.

Shareholder Inquiries

     All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

           GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                       STATEMENT OF ADDITIONAL INFORMATION

                 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845

   General and Account Information               (800) 782-8183 (Toll Free)
--------------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.             BISYS Fund Services
       Investment Adviser               Administrator, Distributor and Sponsor
          ("Adviser")                   ("BISYS," "Administrator," "Distributor,"
                                                      or "Sponsor")

     The HSBC Investor U.S. Government Money Market Fund (the "Fund") is a separate series of the HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company that currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. Shares of the Fund are divided into six separate classes, Class A Shares (the "Class A Shares" or "Investor Shares"), Class B Shares (the "Class B Shares"), Class C Shares (the "Class C Shares"), Class D Shares (the "Class D Shares" or "Private Investors Shares"), Institutional Shares (the "Class I Shares"), and Class Y Shares (the "Class Y Shares").

     Class A Shares, Class D Shares, Class I Shares and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares of the Fund are not offered for sale, but are offered as an exchange option from the corresponding class of other funds of the Trust. Class C Shares of the Fund are primarily offered as an exchange option, but are also available for purchase by customers of HSBC Bank USA sweep programs.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED SEPTEMBER , 2003 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

     References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated September _____, 2003 of the Trust by which shares of the Fund are offered.

Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

     September ____, 2003

                                TABLE OF CONTENTS

                                                                                       Page No.
                                                                                       --------
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...........................................1

   U.S. Government Securities.............................................................1
   Lending of Portfolio Securities........................................................2
   Repurchase Agreements..................................................................2
   Selection of Money Market Investments..................................................3
   Interest Rates.........................................................................4
   Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities................4
   Investments in Other Investment Companies..............................................5
   Portfolio Transactions.................................................................5

INVESTMENT RESTRICTIONS...................................................................6

   Percentage and Rating Restrictions.....................................................9

PERFORMANCE INFORMATION...................................................................9

MANAGEMENT OF THE TRUST..................................................................11

   Trustees and Officers.................................................................11
   Board of Trustees.....................................................................14

TRUSTEE COMPENSATION.....................................................................16

   Investment Adviser....................................................................17
   Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only..............19
   The Distributor and Sponsor...........................................................20
   Administrative Services Plan..........................................................21
   Administrator.........................................................................21
   Transfer Agent........................................................................22
   Custodian and Fund Accounting Agent...................................................22
   Shareholder Servicing Agents..........................................................22
   Federal Banking Law...................................................................23
   Expenses..............................................................................23

DETERMINATION OF NET ASSET VALUE.........................................................24

PURCHASE OF SHARES.......................................................................27

   Exchange Privilege....................................................................27
   Automatic Investment Plan............................................................ 29
   Purchases Through a Shareholder Servicing Agent or a Securities Broker................29
   Contingent Deferred Sales Charge ("CDSC") -- Class B Shares...........................29
   Conversion Feature -- Class B Shares..................................................30
   Level Load Alternative -- Class C Shares..............................................30

REDEMPTION OF SHARES.....................................................................31

   Systematic Withdrawal Plan............................................................31
   Redemption of Shares Purchased Directly Through the Distributor.......................32

   Check Redemption Service..............................................................32

RETIREMENT PLANS.........................................................................33

   Individual Retirement Accounts........................................................33
   Defined Contribution Plans........................................................... 33
   Section 457 Plan, 401(k) Plan, 403(b) Plan............................................33

DIVIDENDS AND DISTRIBUTIONS..............................................................34

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.....................................35

TAXATION ................................................................................37

   Federal Income Tax................................................................... 37

DISTRIBUTIONS IN GENERAL.................................................................38

OTHER INFORMATION........................................................................41

   Capitalization........................................................................41
   Independent Auditors................................................................. 41
   Counsel...............................................................................41
   Code of Ethics........................................................................41
   Registration Statement................................................................41
   Financial Statements..................................................................42
   Shareholder Inquiries.................................................................42

GENERAL AND ACCOUNT INFORMATION..........................................................42

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Investment Objective and Strategies" in the Prospectus.

     The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commitments to purchase such obligations, and repurchase agreements collateralized by such obligations. All investments on behalf of the Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

     The Fund invests in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the "full faith and credit" of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association ("FNMA"), and (iii) obligations of the Student Loan Marketing Association, respectively.

     The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. In addition, there can be no assurance that the investment objectives of the Fund will be achieved. The investment objective of the Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

U.S. Government Securities

     The Fund may invest in U.S. Government Securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Lending of Portfolio Securities

     The Fund may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Adviser. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers.

     By lending portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities or obtaining yield in the form of interest paid by the borrower when such U.S. Government securities are used as collateral. The Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (v) the Fund may pay only reasonable fees in connection with the loaned securities (no fee will be paid to affiliated persons of the Fund); and (vi) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

     Although the Fund would not have the right to vote any securities having voting rights during the existence of the loan, it could call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk.

Repurchase Agreements

     The Fund may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund's custodian bank either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of the Fund's assets in repurchase obligations are designed to minimize the Fund's risk of losses from those investments. Repurchase agreements are considered collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

     The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

     All repurchase agreements entered into by the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust's Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

Selection of Money Market Investments

     The Fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the Prospectus supplemented.

     Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S.

Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

     Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio. Portfolio turnover may give rise to taxable gains. The Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

Interest Rates

     The value of the fixed income securities in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities

     The Fund may invest up to 10% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

     The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the Fund's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

Investments in Other Investment Companies

     The Trust may, in the future, seek to achieve the investment objective of the Fund by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contracts for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

Portfolio Transactions

     Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission (the "SEC").

     The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund's shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer's respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, and subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     Investment decisions for the Fund and for the other investment advisory clients of an Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

                             INVESTMENT RESTRICTIONS

     The Trust has adopted the following investment restrictions with respect to the Fund which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     The Trust, on behalf of the Fund, may not:

     (1) borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

     (2) purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

     (3) underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

     (4) make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

     (5) purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

     (6) concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

     (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

     (8) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

     (9) sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

     (10) invest for the purpose of exercising control or management;

     (11) purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction (11), securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.);

     (12) taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

     (13) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

     (14) write, purchase or sell any put or call option or any combination thereof;

     (15) taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

     (16) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

     (17) make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

     Non-Fundamental Restriction. The Fund will not as a matter of operating policy invest more than 15% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years (including predecessors) or in securities that are restricted as to resale by the 1933 Act (including Rule 144A securities).

Percentage and Rating Restrictions

     If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to hold the security. To the extent the ratings given by Moody's Investors Service, Inc. or Standard & Poor's Rating Services may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies set forth in the Prospectus.

                             PERFORMANCE INFORMATION

     From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     As of the fiscal year ended on October 31, 2002, the 7-day yields of the Fund's Class A, B, C, D, and Y shares were 1.11%, 0.49%, N/A, 1.26%, and 1.51%, respectively. As of the fiscal year ended on October 31, 2002, the Fund's performance information is as follows:

    Class A(1)           Class B(2)           Class D(3)           Class Y(4)
---------------------------------------------------------------------------------
           Since                Since                Since                Since
1 Year   Inception   1 Year   Inception   1 Year   Inception   1 Year   Inception
 1.23%     4.41%      0.62%     3.14%      1.38%     3.83%      1.63%     4.51%
---------------------------------------------------------------------------------

(1).   May 3, 1990

(2).   September 11, 1998

(3).   April 1, 1999

(4).   July 1, 1996

Class I shares commenced operations as of the date of this SAI, therefore performance information is not yet available.

     Performance information for the Funds may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including IBC/Donoghue's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

     A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

     Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The names of the Trustees, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

Trustees

---------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Portfolios
                                             Term of                              in Fund
   Name, Address, and                       Office and        Principal           Complex
        Age/Date            Position(s)     Length of    Occupation(s) During   Overseen by   Other Trusteeships Held
        of Birth          Held with Fund   Time Served       Past 5 Years         Trustee            by Trustee
---------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
---------------------------------------------------------------------------------------------------------------------
Frederick C. Chen         Trustee          Indefinite;   Management                  25                 None
P.O. Box 182845                            1990 to       Consultant (1988 to
Columbus, OH43218                          present       present).
Date of Birth:
April 22, 1927
---------------------------------------------------------------------------------------------------------------------
Larry M. Robbins          Trustee          Indefinite;   Director for the            25                 None
P.O. Box 182845                            1987 to       Center of Teaching
Columbus, OH 43218                         present       and Learning,
Date of Birth:                                           University of
December 2, 1938                                         Pennsylvania.
---------------------------------------------------------------------------------------------------------------------
Alan S. Parsow            Trustee          Indefinite;   General Partner of          25                 None
P.O. Box 818                               1987 to       Parsow Partnership,
Elkhorn, NE  68022                         present       Ltd. (1989 to
Date of Birth:                                           present).
January 16, 1950
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Portfolios
                                             Term of                              in Fund
   Name, Address, and                       Office and        Principal           Complex
        Age/Date            Position(s)     Length of    Occupation(s) During   Overseen by   Other Trusteeships Held
        of Birth          Held with Fund   Time Served       Past 5 Years         Trustee            by Trustee
---------------------------------------------------------------------------------------------------------------------
Michael Seely             Trustee          Indefinite;   President of                25                 None
475 Lexington Avenue                       1987 to       Investor Access
New York, NY 10017                         present       Corporation
Date of Birth:                                           (investor relations
June 7, 1945                                             consulting firm).
---------------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------------------------------
Leslie E. Bains*          Trustee          Indefinite;   Senior Executive            25                 None
452 Fifth Avenue                           2000 to       Vice President, HSBC
26th Floor                                 present       Bank USA (2000 to
New York, NY 10018                                       present); Executive
Date of Birth:                                           Vice President,
July 28, 1943                                            Republic National
                                                         Bank (1993 to 1999).
---------------------------------------------------------------------------------------------------------------------

*    Ms. Bains is an "interested person" as that term is defined in the 1940
     Act.

The names of the Officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

Officers

--------------------------------------------------------------------------------------------------------------------
Name, Address, and         Position(s) Held with      Term of Office and         Principal Occupation(s) During
 Age/Date of Birth                 Trust            Length of Time Served                 Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Walter B. Grimm*          President and Secretary   Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                   1997 to present         (6/92 to present).
Columbus, OH 43219-3035
Date of Birth:
June 3, 1945
--------------------------------------------------------------------------------------------------------------------
Richard F. Froio*         Vice President            Indefinite              Employee of BISYS Fund
60 State Street                                     1999 to present         Services, Inc. (4/99 to present); Legal
Suite 1300                                                                  Product Manager, Loomig, Sayles & Co.
Boston, Ma 02109                                                            (3/93 to 4/99).
Date of Birth:
September 12, 1968
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Name, Address, and         Position(s) Held with      Term of Office and         Principal Occupation(s) During
 Age/Date of Birth                 Trust            Length of Time Served                 Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Mark L. Suter*            Vice President            Indefinite;             Employee of BISYS Fund Services, Inc.
90 Park Avenue                                      2000 to present         (1/00 to present); Vice President of
10th Floor                                                                  Client Services, Seligman Data (6/97 to
New York, NY 10016                                                          12/99); Vice President, Capitalink (2/96
Date of Birth:                                                              to 5/97).
August 6, 1962
--------------------------------------------------------------------------------------------------------------------
Salvatore Iocolano        Vice President            Indefinite;             Senior Compliance Officer, HSBC Asset
452 5th Avenue                                      2002 to present         Management (Americas) Inc. (2001 to
18th Floor                                                                  present); Director of Compliance, KPMG
New York, NY 10018                                                          Investment Advisers (8/99 to 3/01);
Date of Birth:                                                              Director of Compliance, Oppenheimer
August 6, 1962                                                              Capital (3/98 to 8/99); Securities
                                                                            Compliance Examiner, U.S. Securities and
                                                                            Exchange Commission (3/95 to 3/98).
--------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf*            Treasurer                 Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                   1999 to present         (7/99 to present); Director, Investors
Columbus, OH 43219-3035                                                     Bank & Trust, Canadian Operations (3/97
Date of Birth:                                                              to 5/99).
January 26, 1969
--------------------------------------------------------------------------------------------------------------------
Lisa M. Hurley*           Secretary                 Indefinite;             Senior Vice President and General
90 Park Avenue                                      2000 to present         Counsel of BISYS Fund Services (5/98 to
New York, NY 10016                                                          present); General Counsel of Moore
Date of Birth:                                                              Capital Management, Inc. (10/93 to
May 29, 1955                                                                5/96); Senior Vice President and General
                                                                            Counsel of Northstar Investment
                                                                            Management Corporation.
--------------------------------------------------------------------------------------------------------------------
Alaina Metz*              Assistant Secretary       Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                   1996 to present         (6/95 to present).
Columbus, OH 43219-3035
Date of Birth:
April 4, 1967
--------------------------------------------------------------------------------------------------------------------

* Messrs. Grimm, Froio and Yousaf and Mss. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, whose members are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

     Committees

     The Trustees have established an audit committee, a valuation committee, and a nominating and corporate governance committee.

     Audit Committee

     The Audit Committee, which is composed of only three independent (disinterested) trustees (each, an "Independent Trustee"), is to oversee the financial reporting and internal accounting controls of the Trust. The Audit Committee is currently chaired by Mr. Chen. The Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm;
(ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund; and (v) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held two meetings during the last year.

     Valuation Committee

     The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. This committee is currently chaired by Mr. Parsow. This committee is to oversee the implementation of the Fund's Valuation Procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee held no meetings during the last year.

     Nominating and Corporate Governance Committee

     The Nominating and Corporate Governance Committee is composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees. This committee is currently chaired by Mr. Seely. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee held no meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

-------------------------------------------------------------------------------------------
                                                           Aggregate Dollar Range of Equity
                                                             Securities in All Registered
                                                           Investment Companies Overseen by
                    Dollar Range of Equity Securities in    Trustee in Family of Investment
 Name of Trustee                  the Trust                            Companies
-------------------------------------------------------------------------------------------
Frederick C. Chen                   None                           $50,001-$100,000
-------------------------------------------------------------------------------------------
Alan S. Parsow                      None                                 None
-------------------------------------------------------------------------------------------
Larry M. Robbins                    None                            $10,001-$50,000
-------------------------------------------------------------------------------------------
Michael Seely                       None                                 None
-------------------------------------------------------------------------------------------
Leslie E. Bains                 Over $100,000                         Over $100,000
-------------------------------------------------------------------------------------------

     No Independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

--------------------------------------------------------------------------------------
                       Name of
                      Owners and
                    Relationships                               Value of    Percent of
 Name of Trustee     to Trustee     Company   Title of Class   Securities      Class
--------------------------------------------------------------------------------------
Frederick C. Chen        None         None         None           None         None
--------------------------------------------------------------------------------------
Larry M. Robbins         None         None         None           None         None
--------------------------------------------------------------------------------------
Alan S. Parsow           None         None         None           None         None
--------------------------------------------------------------------------------------
Michael Seely            None         None         None           None         None
--------------------------------------------------------------------------------------

     As of ______________, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

     No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the

Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o    the Fund;

     o    an officer of the Fund;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o    the Adviser or principal underwriter of the Fund;

     o    an officer of the Adviser or principal underwriter of the Fund;

     o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund.

                              TRUSTEE COMPENSATION

     The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting. For the fiscal year ended October 31, 2002, the Trust paid the following compensation to the Trustees of the Trust.

-----------------------------------------------------------------------------------------------------
                                        Pension or Retirement                      Total Compensation
                        Aggregate        Benefits Accrued as    Estimated Annual   From Fund and Fund
 Name of Person,    Compensation From       Part of Funds         Benefits Upon     Complex** Paid to
     Position             Fund                Expenses*            Retirement           Directors
-----------------------------------------------------------------------------------------------------
Fredrick C. Chen,       $5,706.02               None                  None               $25,000
Trustee
-----------------------------------------------------------------------------------------------------
Alan S. Parsow,         $5,706.02               None                  None               $25,000
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Trustee
-----------------------------------------------------------------------------------------------------
Larry M. Robbins,       $6,893.66               None                  None               $30,500
Trustee
-----------------------------------------------------------------------------------------------------
Michael Seely,          $5,706.02               None                  None               $25,000
Trustee
-----------------------------------------------------------------------------------------------------
Leslie E. Bains,        $       0               None                  None               $     0
Trustee
-----------------------------------------------------------------------------------------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios.

Investment Adviser

     HSBC Asset Management (Americas) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the aggregate amount of advisory fees paid by the Fund were $3,516,718, $3,548,435, and $3,101,264, respectively.

     The Advisory Contract will continue in effect with respect to the Fund, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

     The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

     The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund. The Adviser may, out of its own resources, assist in marketing the Fund's shares.

     The Adviser has also entered into an Operational Support Services Agreement to provide operational support services in connection with the operation of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

     If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

     The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees sub-advisers to ensure compliance with each fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

     The Board of Trustees approved the Advisory Contract with respect to the Fund in a meeting on December 9, 2002. In determining whether it was appropriate to approve the Advisory Contract, the Board of Trustees requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Advisory Contract is consistent with the best interests of the Fund to which it applies and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

     o The investment advisory fees payable to the Adviser under the Advisory Contract are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     o The Advisory Contract did not increase current investment advisory fees or overall operating expenses of the Fund over historical fee and expense levels;

     o The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance, including achievement of stated investment objectives;

     o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

     o The Adviser's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Fund; and

     o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

     Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract with respect to the Fund.

Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only

     Four Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), the Class C Shares (the "Class C Plan"), and the Class D Shares (the "Class D Plan") of the Fund, as applicable. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan and Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class

B Shares, Class C Shares and Class D Shares and to reduce each class' expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class' shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the aggregate amount of distribution expenses paid by the Fund were $393, $1,004 and $894, respectively.

The Distributor and Sponsor

     BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract with the Trust. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly-owned subsidiary of BISYS Group, Inc.

     The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its shareholders.

     Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor's reimbursement from the Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed, on an annual basis, 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C

Shares, respectively, outstanding during the period for which payment is being made. Salary expenses of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

     The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Administrator

     Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund Administrator may, out of its own resources, assist in marketing the Fund's shares.


     For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

     The Administration Agreement was renewed upon its expiration on March 31, 2001, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the Fund accrued the following administration fees: $1,334,320, $1,386,488 and $1,258,857, respectively.

Transfer Agent

     The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

     Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

     BISYS serves as the fund accounting agent for the Fund. For the fiscal year ended October 31, 2002, the aggregate amount of fund accounting fees paid by the Fund was $63,218.

Shareholder Servicing Agents

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

     Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") of each share of each class of the Fund is determined on each day on which the U.S. bond markets are open for trading (the "Money Market Business Day"). The NAV is determined at 3:00 p.m., New York time, for the Fund. Shares of the Fund purchased on the Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on the Money Market Business Day. Orders for the Fund effected on the Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on the Money Market Business Day.

     The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

     Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of determining the Fund's net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.

     Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in the Fund's portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the. The Adviser typically completes its trading on behalf of the Fund in various markets before 4:00 p.m., New York time, and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m., New York time. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the.

     In making such valuations, the pricing service utilizes dealer-supplied valuations which take into account appropriate factors, such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Fund securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

     Interest income on long-term obligations in the Fund's portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

     The accounting records of the Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the: type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

     Subject to the Trust's compliance with applicable regulations, the Trust, on behalf of the Fund, has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities from the Fund (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Fund; and, therefore, shareholders of the Fund that receive redemptions in kind will receive securities of the Fund. The Fund has advised the Trust that the Fund will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

     The Trust uses the amortized cost method to determine the value of the Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Fund's dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust's Board of Trustees to be of high quality with minimal credit risks may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

                               PURCHASE OF SHARES

     An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such shares on his behalf through the Distributor. An investor may purchase Class Y Shares of the Fund by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor.

     Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund and are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a Shareholder Servicing Agreement with the Trust (collectively, "Shareholder Servicing Agents"). Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be purchased through Shareholder Servicing Agents or, in the case of Investor Shares, only through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). At present, the only Shareholder Servicing Agents for Class Y Shares of the Fund are HSBC and its affiliates.

     Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" below.

     Purchases of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are effected on the same day the purchase order is received by the Distributor provided such order is received prior to 12:00 noon, Eastern time, on any Fund Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

     While there is no sales load on purchases of Class A Shares and Class D Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- The Distributor and Sponsor" above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

Exchange Privilege

     By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, and HSBC Investor New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Growth Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, and HSBC Investor Value Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

     An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, Class I Shares, and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

Automatic Investment Plan

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

     For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through a Shareholder Servicing Agent or a Securities Broker

     The Fund's shares (except Class B Shares, Class C Shares and Class Y Shares of the Fund) are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

Contingent Deferred Sales Charge ("CDSC") -- Class B Shares

     Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC"). Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase   CDSC as a % of Dollar Amount Subject to Charge
0-1                                     4.00%
1-2                                     3.00%
2-3                                     2.00%
3-4                                     1.00%
More than 4                             None

     The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code
Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

     Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

     Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C

Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

     Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 12:00 noon, New York time, for the Fund on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

Systematic Withdrawal Plan

     Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

     Redemption by wire or telephone. An investor may redeem Class A Shares or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Check Redemption Service

     Shareholders may redeem Class A Shares or Class D Shares of the Fund by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

     Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

     If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

                                RETIREMENT PLANS

     Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

Individual Retirement Accounts

     The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

Defined Contribution Plans

     Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

Section 457 Plan, 401(k) Plan, 403(b) Plan

     The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

     Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

     For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

     Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has multiple series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into six classes of shares.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

     Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

     Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     As of ___________________, 2003, the following persons owned of record or beneficially 5% or more of the Fund or class of shares:

A SHARES                                     Share Balance   Percentage
                                             -------------   ----------
HSBC Bank USA                                                    %
452 5th Ave 2nd Fl
New York, NY 10018

Pershing Div Of DLJ Secs Corp                                    %
1 Pershing Pl
Jersey City, NJ 073990002

B SHARES
Donaldson Lufkin Jenrette Securities                             %
Corp.
PO Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette Securities                             %
Corp.
PO Box 2052
Jersey City, NJ 07303

D SHARES

HSBC Bank USA                                                    %
425 5th Avenue, 2nd Floor
New York, NY 10018

I SHARES

Y SHARES

Kinco & Company                                                  %
PO BOX 1329
Buffalo, NY 14240

HSBC Bank USA                                                    %
One HSBC Center, 17th Floor
Buffalo, NY 14240

HSBC Bank USA                                                    %
425 5th Avenue, 2nd Floor
New York, NY 10018

                                    TAXATION

Federal Income Tax

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions in General

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

     The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Fund, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing in debt instruments will not generally qualify for the lower rates.

     Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund's policy to attempt to maintain a $1.00 per share net asset value. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. For individuals, long-term capital gain will generally be subject to a maximum tax rate of 15% if an individual shareholder's holding period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (in 2003) ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a regulated investment company for purposes of Massachusetts law.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30,
1986) and FundVest (organized on July 17, 1984, and since renamed FundSource). Prior to October 3, 1994, the name of the Trust was "FundTrust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

     The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust for the fiscal year ending October 31, 2003. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Counsel

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

     The Trust, the Adviser, and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

     This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     The Fund's current audited financial statements dated October 31, 2002 are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 2002 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.

Shareholder Inquiries

     All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

     GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION

                  HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845

     General Account Information:               (800) 782-8183 (Toll Free)
--------------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.             BISYS Fund Services
       Investment Adviser               Administrator, Distributor and Sponsor
          (an "Adviser")                ("BISYS," "Administrator," "Distributor,"
                                                      or "Sponsor")

     HSBC Investor U.S. Treasury Money Market Fund (the "Fund") is a separate series of HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company which currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. Shares of the Fund is divided into six separate classes, Class A Shares (the "Class A Shares"), Class B Shares (the "Class B Shares"), Class C Shares (the "Class C Shares"), Class D Shares (the "Class D Shares"), Institutional Shares (the "Class I Shares") and Class Y Shares (the "Class Y Shares").

     Class A Shares, Class D Shares, Class I Shares and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares of the Fund are not offered for sale, but are offered as an exchange option from the corresponding class of other funds of the Trust. Class C Shares of the Fund are primarily offered as an exchange option, but are also available for purchase by customers of HSBC Bank USA sweep programs.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED SEPTEMBER ____, 2003 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

     References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated September ____, 2003 of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.


     September ____, 2003

                                TABLE OF CONTENTS

                                                                                Page No.
                                                                                --------
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.....................................1

   Other Mutual Funds...............................................................1
   Portfolio Transactions...........................................................1

INVESTMENT RESTRICTIONS.............................................................3

PERFORMANCE INFORMATION.............................................................4

MANAGEMENT OF THE TRUST.............................................................6

   Trustees and Officers............................................................6
   Board of Trustees................................................................8

Trustee Compensation...............................................................11

   Investment Adviser..............................................................12
   Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only........14
   The Distributor and Sponsor.....................................................14
   Administrative Services Plan....................................................15
   Administrator...................................................................16
   Transfer Agent..................................................................16
   Custodian and Fund Accounting Agent.............................................16
   Shareholder Servicing Agents....................................................17
   Federal Banking Law.............................................................17
   Expenses........................................................................18

DETERMINATION OF NET ASSET VALUE...................................................18

PURCHASE OF SHARES.................................................................19

   Exchange Privilege..............................................................20
   Automatic Investment Plan.......................................................21
   Purchases Through a Shareholder Servicing Agent or a Securities Broker..........21
   Contingent Deferred Sales Charge ("CDSC") -- Class B Shares.....................22
   Conversion Feature -- Class B Shares............................................23
   Level Load Alternative -- Class C Shares........................................23

REDEMPTION OF SHARES...............................................................23

   Systematic Withdrawal Plan......................................................24
   Redemption of Shares Purchased Directly Through the Distributor.................24
   Check Redemption Service........................................................25

RETIREMENT PLANS...................................................................25

   Individual Retirement Accounts..................................................25
   Defined Contribution Plans......................................................26
   Section 457 Plan, 401(k) Plan, 403(b) Plan......................................26

DIVIDENDS AND DISTRIBUTIONS........................................................26

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES...............................27

TAXATION...........................................................................30

   Federal Income Tax..............................................................30

DISTRIBUTIONS IN GENERAL...........................................................31

   Alternative Minimum Tax.........................................................33

OTHER INFORMATION..................................................................33

   Capitalization..................................................................33
   Independent Auditors............................................................33
   Counsel.........................................................................34
   Code of Ethics..................................................................34
   Registration Statement..........................................................34
   Financial Statements............................................................34
   Shareholder Inquiries...........................................................34

GENERAL AND ACCOUNT INFORMATION....................................................34

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Investment Objective and Strategies" in the Prospectus. The investment objective of the Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders.

     The Fund invests at least 80% of its assets in direct obligations of the U.S. Treasury which have remaining maturities not exceeding thirteen months. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the U.S. Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis. The Fund may not enter into loans of its portfolio securities, nor may the Fund invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Fund will not invest in repurchase agreements.

Other Mutual Funds

     The Fund may invest in shares of other open-end management investment companies that are money market funds reasonably believed to comply with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds, including operating costs and investment advisory and administrative fees.

Portfolio Transactions

     Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission (the "SEC").

     The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund's shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer" general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer's respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, and subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

                             INVESTMENT RESTRICTIONS

     The Trust has adopted the following investment restrictions with respect to the Fund which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     The Trust, on behalf of the Fund, may not:

     (1) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities (the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

     (2) underwrite securities of other issuers, to the extent that the purchase of municipal obligations, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (3) invest an amount equal to 10% or more of the value of its net assets in investments which are illiquid (including repurchase agreements and fixed time deposits not subject to withdrawal penalties having maturities of more than seven calendar days);

     (4) issue senior securities, borrow money or pledge or mortgage its assets, except the Fund may borrow from banks up to 33 1/3% of the current value of the total assets of the Fund and pledge up to 33 1/3% of its assets to secure such borrowings;

     (5)  make loans or lend its portfolio securities; and

     (6) purchase securities other than direct obligations of the U.S. Treasury or repurchase agreements pertaining thereto (there being no limit on the amount of the assets of the U.S. Treasury Fund which may be invested in the securities of any one issuer of such obligations).

     The Fund's diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 of the 1940 Act, which may allow the Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies Rule 2a-7's maturity requirements. The definition of issuer for purposes of these investment restrictions is the same as that described under "Investment Policies" in this Statement of Additional Information for the purpose of diversification under the 1940 Act.

     It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Fund, in the securities rating of the investment, or any other later change.

                             PERFORMANCE INFORMATION

     From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     As of October 31, 2002, the 7-day yields of the Fund's Class A, D, and Y shares were 0.83%, 0.98%, and 1.24%, respectively. The Fund's performance information is as follows:

------------------------------------------------------
  Class A(1)        Class D(2)           Class Y(3)
------------------------------------------------------
Year     Since     Year     Since     Year     Since
 One   Inception   One    Inception    One   Inception
1.00%    1.47%     1.15%    1.65%     1.41%    1.91%
------------------------------------------------------

         (1).  May 24, 2001

         (2).  May 14, 2001

         (3).  May 11, 2001

     Class I shares commenced operations as of the date of this SAI, therefore performance information is not yet available.

     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including IBC/Donoghue's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

     A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

     Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The names of the Trustees, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

     Trustees

-------------------------------------------------------------------------------------------------------
                                                                        Number of
                                      Term of                           Portfolios
                                    Office and       Principal           in Fund
Name, Address, and    Position(s)    Length of      Occupation(s)        Complex
      Age/Date       Held with        Time         During Past 5         Overseen    Other Trusteeships
      of Birth          Fund          Served            Years           by Trustee     Held by Trustee
-------------------------------------------------------------------------------------------------------
Non-Interested
Trustees
-------------------------------------------------------------------------------------------------------
Frederick C. Chen     Trustee       Indefinite;   Management                25              None
P.O. Box 182845                     1990 to       Consultant (1988
Columbus, OH 43218                  present       to present).
Date of Birth:
April 22, 1927
-------------------------------------------------------------------------------------------------------
Larry M. Robbins      Trustee       Indefinite;   Director for the          25              None
P.O. Box 182845                     1987 to       Center of
Columbus, OH 43218                  present       Teaching and
Date of Birth:                                    Learning,
December 2, 1938                                  University of
                                                  Pennsylvania.
-------------------------------------------------------------------------------------------------------
Alan S. Parsow        Trustee       Indefinite;   General Partner of        25              None
P.O. Box 818                        1987 to       Parsow
Elkhorn, NE  68022                  present       Partnership, Ltd.
Date of Birth:                                    (1989 to present).
January 16, 1950
-------------------------------------------------------------------------------------------------------
Michael Seely         Trustee       Indefinite;   President of              25              None
475 Lexington                       1987 to       Investor Access
 Avenue                             present       Corporation
New York, NY 10017                                (investor relations
Date of Birth:                                    consulting firm).
June 7, 1945
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                         Number of
                                      Term of                            Portfolios
                                    Office and        Principal           in Fund
Name, Address, and    Position(s)    Length of      Occupation(s)         Complex
      Age/Date        Held with        Time         During Past 5         Overseen    Other Trusteeships
      of Birth          Fund          Served            Years            by Trustee     Held by Trustee
--------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------
Leslie E. Bains*       Trustee      Indefinite;   Senior Executive           25             None
452 Fifth Avenue                    2000 to       Vice President,
26th Floor                          present       HSBC Bank USA
New York, NY 10018                                (2000 to present);
Date of Birth:                                    Executive Vice
July 28, 1943                                     President,
                                                  Republic National
                                                  Bank (1993 to 1999).
--------------------------------------------------------------------------------------------------------

*    Ms. Bains is an "interested person" as that term is defined in the 1940
     Act.

The names of the Officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

     Officers

------------------------------------------------------------------------------------------------------------------
Name, Address, and        Position(s) Held with       Term of Office and    Principal Occupation(s) During
 Age/Date of Birth                Trust             Length of Time Served             Past 5 Years
------------------------------------------------------------------------------------------------------------------
Walter B. Grimm*          President and Secretary   Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                   1997 to present         (6/92 to present).
Columbus, OH 43219-3035
Date of Birth:
June 3, 1945
------------------------------------------------------------------------------------------------------------------
Richard F. Froio*         Vice President            Indefinite              Employee of BISYS Fund
60 State Street                                     1999 to present         Services, Inc. (4/99 to present);
Suite 1300                                                                  Legal Product Manager, Loomig,
Boston, Ma 02109                                                            Sayles & Co. (3/93 to 4/99).
Date of Birth:
September 12, 1968
------------------------------------------------------------------------------------------------------------------
Mark L. Suter*            Vice President            Indefinite;             Employee of BISYS Fund Services,
90 Park Avenue                                      2000 to present         Inc. (1/00 to present); Vice President
10th Floor                                                                  of Client Services, Seligman Data
New York, NY 10016                                                          (6/97 to 12/99); Vice President,
Date of Birth:                                                              Capitalink (2/96 to 5/97).
August 6, 1962
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Name, Address, and        Position(s) Held with     Term of Office and      Principal Occupation(s) During
 Age/Date of Birth                Trust             Length of Time Served             Past 5 Years
------------------------------------------------------------------------------------------------------------------
Salvatore Iocolano        Vice President            Indefinite;             Senior Compliance Officer, HSBC
452 5th Avenue                                      2002 to present         Asset Management (Americas) Inc.
18th Floor                                                                  (2001 to present); Director of
New York, NY 10018                                                          Compliance, KPMG Investment
Date of Birth:                                                              Advisers (8/99 to 3/01); Director of
August 6, 1962                                                              Compliance, Oppenheimer Capital
                                                                            (3/98 to 8/99); Securities
                                                                            Compliance Examiner, U.S.
                                                                            Securities and Exchange
                                                                            Commission (3/95 to 3/98).
------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf*            Treasurer                 Indefinite;             Employee of BISYS Fund Services,
3435 Stelzer Road                                   1999 to present         Inc. (7/99 to present); Director,
Columbus, OH 43219-3035                                                     Investors Bank & Trust, Canadian
Date of Birth:                                                              Operations (3/97 to 5/99).
January 26, 1969
------------------------------------------------------------------------------------------------------------------
Lisa M. Hurley*           Secretary                 Indefinite;             Senior Vice President and General
90 Park Avenue                                      2000 to present         Counsel of BISYS Fund Services
New York, NY 10016                                                          (5/98 to present); General Counsel of
Date of Birth:                                                              Moore Capital Management, Inc.
May 29, 1955                                                                (10/93 to 5/96); Senior Vice
                                                                            President and General Counsel of
                                                                            Northstar Investment Management
                                                                            Corporation.
------------------------------------------------------------------------------------------------------------------
Alaina Metz*              Assistant Secretary       Indefinite;             Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                   1996 to present         (6/95 to present).
Columbus, OH 43219-3035
Date of Birth:
April 4, 1967
------------------------------------------------------------------------------------------------------------------

* Messrs. Grimm, Froio and Yousaf and Mss. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, whose members are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

     Committees

     The Trustees have established an audit committee, a valuation committee, and a nominating and corporate governance committee.

     Audit Committee

     The Audit Committee, which is composed of only three independent (disinterested) trustees (each, an "Independent Trustee"), is to oversee the financial reporting and internal accounting controls of the Trust. The Audit Committee is currently chaired by Mr. Chen. The Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm;
(ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund; and (v) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held two meetings during the last year.

     Valuation Committee

     The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. This committee is currently chaired by Mr. Parsow. This committee is to oversee the implementation of the Fund's Valuation Procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee held no meetings during the last year.

     Nominating and Corporate Governance Committee

     The Nominating and Corporate Governance Committee is composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees. This committee is currently chaired by Mr. Seely. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee held no meetings during the last year.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

-------------------------------------------------------------------------------
                                                   Aggregate Dollar Range of
                                                    Equity Securities in All
                                                     Registered Investment
                                                     Companies Overseen by
                     Dollar Range of Equity     Trustee in Family of Investment
Name of Trustee      Securities in the Trust              Companies
-------------------------------------------------------------------------------
Frederick C. Chen             None                     $50,001-$100,000
-------------------------------------------------------------------------------
Alan S. Parsow                None                           None
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Larry M. Robbins                None                    $10,001-$50,000
-------------------------------------------------------------------------------
Michael Seely                   None                          None
-------------------------------------------------------------------------------
Leslie E. Bains                 None                      Over $100,000
-------------------------------------------------------------------------------

     No Independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

------------------------------------------------------------------------------------
                      Name of
                     Owners and
   Name of          Relationships                               Value of     Percent
    Trustee          to Trustee     Company   Title of Class   Securities   of Class
------------------------------------------------------------------------------------
Frederick C. Chen       None          None          None          None        None
------------------------------------------------------------------------------------
Larry M. Robbins        None          None          None          None        None
------------------------------------------------------------------------------------
Alan S. Parsow          None          None          None          None        None
------------------------------------------------------------------------------------
Michael Seely           None          None          None          None        None
------------------------------------------------------------------------------------

     As of ________________, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

     No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o    the Fund;

     o    an officer of the Fund;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

     o    the Adviser or principal underwriter of the Fund;

     o    an officer of the Adviser or principal underwriter of the Fund;

     o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund.

                              TRUSTEE COMPENSATION

     The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting. For the fiscal year ended October 31, 2002, the Trust paid the following compensation to the Trustees of the Trust.

-----------------------------------------------------------------------------------------
                                      Pension or                             Total
                                      Retirement                          Compensation
                     Aggregate     Benefits Accrued      Estimated       From Fund and
Name of Person,     Compensation   as Part of Funds   Annual Benefits    Fund Complex**
   Position           From Fund        Expenses*      Upon Retirement   Paid to Directors
-----------------------------------------------------------------------------------------
Fredrick C. Chen,      $351.61           None               None             $25,000
Trustee
-----------------------------------------------------------------------------------------
Alan S. Parsow,        $351.61           None               None             $25,000
Trustee
-----------------------------------------------------------------------------------------
Larry M. Robbins,      $442.59           None               None             $30,500
Trustee
-----------------------------------------------------------------------------------------
Michael Seely,         $351.61           None               None             $25,000
Trustee
-----------------------------------------------------------------------------------------
Leslie E. Bains,       $     0           None               None             $     0
Trustee
-----------------------------------------------------------------------------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios.

Investment Adviser

     HSBC Asset Management (Americas) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets.

     For the fiscal years ended October 31, 2002, and 2001, the aggregate amount of advisory fees paid by the Fund were $190,053 and $45,733, respectively.

     The Advisory Contract will continue in effect with respect to the Fund, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

     The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

     The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund. The Adviser may, out of its resources, assist in marketing the Fund's shares.

     The Adviser has also entered into an Operational Support Services Agreement to provide operational support services in connection with the operation of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

     If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

     The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees sub-advisers to ensure compliance with each fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

     The Board of Trustees approved the Advisory Contract with respect to the Fund in a meeting on December 9, 2002. In determining whether it was appropriate to approve the Advisory Contract, the Board of Trustees requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Advisory Contract is consistent with the best interests of the Fund to which it applies and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

     o The investment advisory fees payable to the Adviser under the Advisory Contract are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     o The Advisory Contract did not increase current investment advisory fees or overall operating expenses of the Fund over historical fee and expense levels;

     o The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance, including achievement of stated investment objectives;

     o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

     o The Adviser's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Fund; and

     o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

     Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract with respect to the Fund.

Distribution Plans --Class A, Class B, Class C, and Class D Shares Only

     Four Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), the Class C Shares (the "Class C Plan"), and the Class D Shares (the "Class D Plan"). The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan and Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

     For the fiscal years ended October 31, 2002, and 2001, the Fund paid $0 and $0 for distribution expenses, respectively.

The Distributor and Sponsor

     BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract with the Trust. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly-owned subsidiary of BISYS Group, Inc.

     Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor's reimbursement from the Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expenses of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

     The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Administrator

     Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund Administrator may, out of its resources, assist in marketing the Fund's shares.

     For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

     The Administration Agreement was renewed upon its expiration on March 31, 2001, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     For the fiscal years ended October 31, 2002, and 2001, the aggregate amount of administrative fees paid by the Fund were $71,890 and $18,293, respectively.

Transfer Agent

     The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BYSIS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

     Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

     BISYS serves as the fund accounting agent for the Fund. For the fiscal year ended October 31, 2002, the aggregate amount of fund accounting fees paid by the Fund was $67,621.

Shareholder Servicing Agents

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

     Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or the Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") of each share of each class of the Fund is determined on each day on which the U.S. bond markets are open for trading (the "Money Market Business Day"). The NAV is determined at 3:00 p.m., New York time, for the Fund. Shares of the Fund purchased on the Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on the Money Market Business Day. Orders for the Fund effected on the Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on the Money Market Business Day.

     The Trust uses the amortized cost method to determine the value of the Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Fund's dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust's Board of Trustees to be of high quality with minimal credit risks may be purchased.

Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

                               PURCHASE OF SHARES

     Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a Shareholder Servicing Agreement with the Trust (collectively, "Shareholder Servicing Agents"). Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be purchased through Shareholder Servicing Agents or, in the case of Investor Shares, only through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). At present, the only Shareholder Servicing Agents for Class Y Shares of the Fund are HSBC and its affiliates.

     Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares, respectively, of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" below.

     Purchases of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares are effected on the same day the purchase order is received by the Distributor provided such order is received prior to 12:00 noon, New York time, on any Fund Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

     While there is no sales load on purchases of Class A Shares and Class D Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- The Distributor and Sponsor" above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

     An investor may purchase Class A Shares and Class D Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his Securities Broker to purchase such shares on his behalf through the Distributor. An investor may purchase Class Y Shares by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor.

Exchange Privilege

     By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, and HSBC Investor New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Growth Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund and HSBC Investor Value Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

     An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, Class I Shares, and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

Automatic Investment Plan

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

     For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through a Shareholder Servicing Agent or a Securities Broker

     The Fund's shares (except Class B Shares, Class C Shares and Class Y Shares of the Fund) are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

Contingent Deferred Sales Charge ("CDSC") -- Class B Shares

     Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC"). Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase   CDSC as a % of Dollar Amount Subject to Charge
0-1                                         4.00%
1-2                                         3.00%
2-3                                         2.00%
3-4                                         1.00%
More than 4                                 None

     The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code
Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

     Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

     Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

     Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 12:00 noon, Eastern time, for the Fund on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

Systematic Withdrawal Plan

     Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

         Redemption by wire or telephone. An investor may redeem Class A Shares or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Check Redemption Service

     Shareholders may redeem Class A Shares or Class D Shares of the Fund by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

     Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

     If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

                                RETIREMENT PLANS

     Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

Individual Retirement Accounts

     The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an

IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

Defined Contribution Plans

     Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

Section 457 Plan, 401(k) Plan, 403(b) Plan

     The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

     Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

     For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

     Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has multiple series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into six classes of shares.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

     Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

     Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and
(c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     As of ___________________, the following persons owned of record or beneficially 5% or more of the Fund or class of shares:

A SHARES                                     Share Balance   Percentage
                                             -------------   ----------
HSBC Bank USA                                                     %
452 5th Avenue, 2nd Floor
Attn: David Marrero
New York, NY 10018

D SHARES

Kinco and Co.                                                     %
P.O. 1329
c/o HSBC Bank USA
Buffalo, NY 14240

Pershing Div. of DLJ Secs. Corp                                   %
1 Pershing Place
Fund Customer Accounts
Jersey City, NJ 07399-0002

HSBC Bank USA                                                     %
425 5th Avenue, 2nd Floor
Attn:  David Marrero
New York, NY 10018

I SHARES

Y SHARES

HSBC Bank USA                                                     %
FBO HSBC Holding PLC
Overseas Svg.
P.O. Box 1329
Buffalo, NY 14240

HSBC Bank USA                                                     %
One HSBC Center, 17th Floor
Buffalo, NY 14240

Pershing Div. of DLJ Secs. Corp.                                  %
1 Pershing Pl.
Fund Customer Accounts
Jersey City, NJ 07399-0002

                                    TAXATION

Federal Income Tax

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions in General

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

     The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Fund, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing in debt instruments will not generally qualify for the lower rates.

     Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund's policy to attempt to maintain a $1.00 per share net asset value. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. For individuals, long-term capital gain will generally be subject to a maximum tax rate of 15% if an individual shareholder's holding period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (in 2003) ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a regulated investment company for purposes of Massachusetts law.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

Alternative Minimum Tax

     While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

     All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30,
1986) and FundVest (organized on July 17, 1984, and since renamed FundSource). Prior to October 3, 1994, the name of the Trust was "FundTrust". Prior to April 12, 2001, the name of the Trust was Republic Funds.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

     The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust for the fiscal year ending October 31, 2003. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Counsel

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

     The Trust, the Adviser, and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

     This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     The Fund's current audited financial statements dated October 31, 2002 are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 2002 as filed with the Securities and Exchange Commission. Copies of the report will be provided without charge to each person receiving this Statement of Additional Information.

Shareholder Inquiries

     All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

           GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                  Subject to Completion, Dated _________, 2003

                       STATEMENT OF ADDITIONAL INFORMATION

   The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.
     This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                            HSBC INVESTOR GROWTH FUND
                                P.O. Box 182845
                            Columbus, Ohio 43218-2845

           General and Account Information (800) 782-8183 (Toll Free)
--------------------------------------------------------------------------------
                      HSBC Asset Management (Americas) Inc.
                               Investment Adviser
                                   ("Adviser")

                        Alliance Capital Management L.P.
                                   Sub-Adviser
                         ("Alliance" or a "Sub-Adviser")

                               BISYS Fund Services
                     Administrator, Distributor and Sponsor
                 ("BISYS" or the "Distributor" or the "Sponsor")

         The HSBC Investor Growth Fund (the "Fund") is a separate series of the HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company which currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's assets in the HSBC Investor Growth Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of HSBC Investor Portfolios (the "Portfolio Trust") which is an open-end management investment company. Shares of the Fund are divided into four separate classes, Class A (the "Class A Shares"), Class B (the "Class B Shares"), Class C Shares (the "Class C Shares"), and Class Y (the "Class Y Shares").

         Shares of the Fund are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, OR THE CLASS Y SHARES OF THE FUND, AS APPROPRIATE, EACH DATED SEPTEMBER __, 2003 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The

Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

         References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated September __, 2003 of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

         September __, 2003

                                TABLE OF CONTENTS

                                                                                                              Page No.
                                                                                                              --------
INVESTMENT OBJECTIVE, POLICIES, RISKS AND RESTRICTIONS............................................................1

         Forward Foreign Currency Contracts and Options on Foreign Currencies.....................................2
         Foreign Securities.......................................................................................2
         Fixed-Income Securities..................................................................................3
         Convertible Securities...................................................................................3
         Portfolio Securities Loans...............................................................................4
         Repurchase Agreements....................................................................................4
         Options and Futures......................................................................................5
         Options on Futures Contracts............................................................................10
         Forward Contracts.......................................................................................11
         Illiquid Investments and Rule 144A Securities...........................................................12
         High Yield/High Risk Securities.........................................................................12
         Portfolio Transactions..................................................................................13

INVESTMENT RESTRICTIONS..........................................................................................14

         Percentage and Rating Restrictions......................................................................16

PERFORMANCE INFORMATION..........................................................................................17

MANAGEMENT OF THE TRUST..........................................................................................18

         Trustees and Officers...................................................................................18
         Board of Trustees.......................................................................................21

TRUSTEE COMPENSATION.............................................................................................23

         Investment Adviser......................................................................................25
         Sub-Adviser.............................................................................................27
         Distribution Plans......................................................................................27
         Distributor And Sponsor.................................................................................28
         Administrative Services Plan............................................................................29
         Fund Administrator......................................................................................29
         Transfer Agent..........................................................................................30
         Custodian and Fund Accounting Agent.....................................................................30
         Shareholder Servicing Agents............................................................................30
         Federal Banking Law.....................................................................................31
         Expenses................................................................................................31

DETERMINATION OF NET ASSET VALUE.................................................................................31

PURCHASE OF SHARES...............................................................................................32

         Exchange Privilege......................................................................................34
         Automatic Investment Plan...............................................................................35
         Purchases Through A Shareholder Servicing Agent or a Securities Broker..................................35

SALES CHARGES....................................................................................................36

         Class A Shares..........................................................................................36
         Sales Charge Waivers....................................................................................36
         Concurrent Purchases....................................................................................37
         Letter of Intent........................................................................................37
         Right of Accumulation...................................................................................38
         Contingent Deferred Sales Charge ("CDSC") - Class B Shares..............................................38
         Conversion Feature -- Class B Shares....................................................................39
         Level Load Alternative -- Class C Shares................................................................39

REDEMPTION OF SHARES.............................................................................................40

         Systematic Withdrawal Plan..............................................................................41
         Redemption of Shares Purchased Directly Through the Distributor.........................................41

Retirement Plans.................................................................................................42

         Individual Retirement Accounts..........................................................................42
         Defined Contribution Plans..............................................................................42
         Section 457 Plan, 401(k) Plan, 403(b) Plan..............................................................42

DIVIDENDS AND DISTRIBUTIONS......................................................................................42

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.............................................................43

TAXATION.........................................................................................................45

         Tax Status of the Fund..................................................................................45
         The Portfolio...........................................................................................46
         Distributions in General................................................................................46
         Dispositions............................................................................................47
         Backup Withholding......................................................................................48
         Other Taxation..........................................................................................48
         Fund Investments........................................................................................48

OTHER INFORMATION................................................................................................50

         Capitalization..........................................................................................50
         Independent Auditors....................................................................................50
         Counsel.................................................................................................51
         Code of Ethics..........................................................................................51
         Registration Statement..................................................................................51
         Financial Statements....................................................................................51
         Shareholder Inquiries...................................................................................51

GENERAL AND ACCOUNT INFORMATION:  (800) 782-8183 (TOLL FREE).....................................................51

             INVESTMENT OBJECTIVE, POLICIES, RISKS AND RESTRICTIONS

         The following information supplements the discussion of the investment objective and policies discussed under the caption "Investment Objective, Strategies and Risks" and the discussion of risks described under "Risk Factors" in the Prospectus.

         The investment objective of the Portfolio is long-term growth of capital. The Portfolio will primarily invest in U.S. and foreign equity securities of seasoned, medium and large capitalization companies, which the Sub-Adviser believes to have the potential to provide significant capital growth.

         The Portfolio may invest in a broad range of U.S. and foreign companies, including common and preferred stocks, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock.

         The Portfolio also may (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts,
(d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds." The Portfolio does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Portfolio will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Portfolio may retain any bond whose rating drops below investment grade if its is in the best interest of the Portfolio's shareholders. Securities rated BB/Ba by a nationally recognized statistical rating organization are considered to have speculative characteristics.

         The Portfolio may lend its portfolio securities. These loans may not exceed 30% of the value of the Portfolio's total assets.

         The Portfolio will not purchase securities for trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Portfolio may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers' acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing. The Portfolio may invest up to 15% of its net assets in illiquid securities.

         The Sub-Adviser seeks the Portfolio's investment objective by pursuing a "growth" style of investing in marketable equity securities, primarily of U.S. companies. The Portfolio may purchase foreign, as well as domestic, equity securities. The Sub-Adviser normally will invest substantially all of the Portfolio's assets allocated in common stocks which the Sub-Adviser believes will appreciate in value.

         The Sub-Adviser generally seeks to invest the Portfolio's assets in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. However, the Sub-Adviser may invest the Portfolio's assets in companies that do not demonstrate such characteristics if it expects such companies to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

         The Sub-Adviser analyzes each company considered for investment, using internal fundamental research analysts, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, the Sub-Adviser conducts an analysis of the financial condition of each company and selects those prospects that demonstrate the greatest potential for above-average capital appreciation and growth in earnings. The Sub-Adviser's philosophy is to seek the best available combination of relative earnings growth and attractive valuation.

Forward Foreign Currency Contracts and Options on Foreign Currencies

         Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may not enter into such contracts for speculative purposes. By entering into transactions in forward contracts, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Portfolio may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

Foreign Securities

         The Portfolio may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Portfolio's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. These and other currencies in which a Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

Fixed-Income Securities

         To the extent the Portfolio invests in fixed income securities, the net asset value of the Portfolio may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Portfolio's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Portfolio's shorter-term obligations.

Convertible Securities

         The Portfolio may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities in which the Portfolio may invest.

         Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         The Portfolio may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. Warrants do not represent ownership of securities, but only the right to buy the securities. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

         Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public.

Portfolio Securities Loans

         The Portfolio may lend portfolio securities to registered broker-dealers for the purpose of realizing additional income. These loans may not exceed 30% of the Portfolio's total assets. The Portfolio's loans of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government Securities") or other permissible means. The cash or instruments collateralizing the Portfolio's loans of securities will be maintained at all times in an amount at least equal to the current market value of the loaned securities.

         By lending portfolio securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities or obtaining yield in the form of interest paid by the borrower when such U.S. Government Securities are used as collateral. The Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (iv) the Portfolio may pay only reasonable fees in connection with the loaned securities (no fee will be paid to affiliated persons of the Portfolio); and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized domestic or foreign securities dealers or institutions which a Sub-Adviser has determined to be of comparable creditworthiness. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The securities that the Portfolio purchases and holds have values that are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. The Adviser will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price. Repurchase agreements are considered to be loans collateralized by the underlying security under the 1940 Act, and therefore will be fully collateralized.

         The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities.

         The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Portfolio will have the right to liquidate the securities. If at the time the Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Portfolio has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Portfolio only enters into repurchase agreements after a Sub-Adviser has determined that the seller is creditworthy, and the Sub-Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

Options and Futures

         The Portfolio may invest in options and futures contracts. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of the Portfolio. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower Portfolio's return. Certain strategies limit the potential of the Portfolio to realize gains as well as limit their exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position.

         Options on Securities. The Portfolio may write (sell) covered call and put options on securities and purchase call and put options. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Portfolio may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if the Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, the Portfolio retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Portfolio's position, the option may be exercised and the Portfolio will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

         The Portfolio may write options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call option against that security. The exercise price of the call option the Portfolio determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by the Portfolio in the same market environments in which call options are used in equivalent buy-and-write transactions.

         The Portfolio may also write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Portfolio undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call option on a portfolio security, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by the Portfolio solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         The Portfolio may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Portfolio's portfolio. If such a decline occurs, the put options will permit the Portfolio to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Portfolio will purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such an increase occurs, the call option will permit the Portfolio to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

         The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Portfolio's assets (the "SEC illiquidity ceiling"). The Sub-Adviser intends to limit the Portfolio's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Portfolio intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Portfolio has in place with such primary dealers will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

         The Portfolio also may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Portfolio is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation. The Portfolio does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in the current Prospectus.

         Options on Securities Indices. The Portfolio may write (sell) covered call and put options and purchase call and put options on securities indices. The Portfolio may cover call options on securities indices by owning securities whose price changes, in the opinion of a Sub-Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Portfolio covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolio may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. The Portfolio may cover put options on securities indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Portfolio will receive a premium from writing a put or call option on a securities index, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's investment. By writing a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, writing covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         The Portfolio may also purchase put options on securities indices to hedge their investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

         The purchase of call options on securities indices may be used by the Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         Futures Contracts. The Portfolio may enter into futures contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indices of securities as such instruments become available for trading. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and price. This investment technique is designed to hedge (i.e., to protect) against anticipated future changes in interest or exchange rates which otherwise might adversely affect the value of the Portfolio's portfolio securities or adversely affect the prices of long-term bonds or other securities which the Portfolio intends to purchase at a later date. Futures contracts may also be entered into for non-hedging purposes to the extent permitted by applicable law. A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

         While futures contracts provide for the delivery of securities or currencies, such deliveries are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the Portfolio must allocate cash or securities as a margin deposit ("initial deposit"). It is expected that the initial deposit will vary but may be as low as 5% or less of the value of the contract. The futures contract is valued daily thereafter and the payment of "variation margin" may be required to be paid or received, so that each day the Portfolio may provide or receive cash that reflects the decline or increase in the value of the contract.

         The purpose of the purchase or sale of a futures contract, for hedging purposes in the case of a portfolio holding long-term debt securities, is to protect the Portfolio from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of the Portfolio's futures contracts should increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could buy long-term bonds on the cash market. Purchases of futures contracts would be particularly appropriate when the cash flow from the sale of new shares of the Portfolio could have the effect of diluting dividend earnings. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of liquid instruments from the portfolio of the Portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts, thereby assuring that the transactions are unleveraged.

         Futures contracts on foreign currencies may be used in a similar manner, in order to protect against declines in the dollar value of portfolio securities denominated in foreign currencies, or increases in the dollar value of securities to be acquired.

         A futures contract on an index of securities provides for the making and acceptance of a cash settlement based on changes in value of the underlying index. The Portfolio may enter into stock index futures contracts in order to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices and for non-hedging purposes to the extent permitted by applicable law. For example, the Portfolio may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or in whole, offset increases in the cost of securities that Portfolio intends to purchase. As such acquisitions are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities. Futures contracts on other securities indices may be used in a similar manner in order to protect the portfolio from broad fluctuations in securities prices and for non-hedging purposes to the extent permitted by applicable law.

Options on Futures Contracts

         The Portfolio may write and purchase options to buy or sell futures contracts. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or currency underlying the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or currency underlying the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Portfolio may purchase options on futures contracts for hedging purposes as an alternative to purchasing or selling the underlying futures contracts, or for non-hedging purposes to the extent permitted by applicable law. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, a rise in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the Portfolio may, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease in portfolio value occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance, or a decline in interest rates or a rise in the dollar value of foreign currencies in which securities to be acquired are denominated, the Portfolio may purchase call options on futures contracts, rather than purchasing the underlying futures contracts. As in the case of Options, the writing of options on futures contracts may require the Portfolio to forego all or a portion of the benefits of favorable movements in the price of portfolio securities, and the purchase of options on futures contracts may require the Portfolio to forego all or a portion of such benefits up to the amount of the premium paid and related transaction costs. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

Forward Contracts

         The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "forward contract"). The Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. The Portfolio may also enter into forward contracts for "cross hedging" purposes as noted in the Prospectus. Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates. The Portfolio may also enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, if a Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Portfolio may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Portfolio will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.

Illiquid Investments and Rule 144A Securities

         The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. The Portfolio may invest in securities qualifying for resale to "qualified institutional buyers" under Securities and Exchange Commission ("SEC") Rule 144A that are determined by the Board, or by the Adviser pursuant to the Board's delegation, to be liquid securities. The Board will review quarterly the liquidity of the investments the Portfolio makes in such securities. There may be delays in selling these securities and sales may be made at less favorable prices.

         Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

High Yield/High Risk Securities

         As stated in the Prospectus, the Portfolio may invest in lower rated, high-yield, "junk" bonds. These securities are generally rated lower than Baa by Moody's or lower than BBB by S&P. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks which may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, a Sub-Adviser's research and analyses are important ingredients in the selection of lower rated, high-yield bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. The Portfolio does not have any minimum rating criteria applicable to the fixed-income securities in which it invests. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.

Portfolio Transactions

         The Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Portfolio. In placing orders for the Portfolio, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Portfolio does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of Portfolio investments for the Portfolio with a broker-dealer affiliate of the Adviser or the Sub-Adviser.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Investment decisions for the Portfolio and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Portfolio and for other clients of the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable.

                             INVESTMENT RESTRICTIONS

         The Fund and the Portfolio have adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund and Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding "voting securities." The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 ("1940 Act").

As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's assets in a separate registered investment company with substantially the same investment objective):

         (1) invest in physical commodities or contracts on physical commodities;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

         (3) make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio's investment objective and policies;

         (4) borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings;

         (5) underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

         (6) acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio adopts a temporary defensive position;

         (7) issue senior securities, except as permitted under the 1940 Act;

         (8) with respect to 75% of its assets, the Portfolio will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets taken at market value would be invested in the securities of any single issuer; and

         (9) with respect to 75% of its assets, the Portfolio will not purchase a security if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of any issuer.

Percentage and Rating Restrictions

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of policy, however the Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PERFORMANCE INFORMATION

         From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


          YIELD = 2[(a-b + 1)'pp'6 - 1]
                   ----------------
                         cd
         where
         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period .

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula:
P(1 + T)'pp'n = ERV (where P = a hypothetical initial payment of $10,000,
T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         A "total rate of return" quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the net asset value on the first day of such period, and (b) subtracting 1 from the result.


-----------------------

Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Performance information for the Fund may also be compared to various unmanaged indices, such as the Standard & Poor's Stock Index. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

Trustees and Officers

Each Trustee of the Trust also serves as a Trustee of the Portfolio Trust. The names of the Trustees of the Trust and the Portfolio Trust, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

         Trustees

-----------------------------------------------------------------------------------------------------
 Name, Address, and    Position(s)     Term of       Principal       Number of     Other Trusteeships
  Date of Birth         Held with      Office      Occupation(s)   Portfolios in    Held by Trustee
                        Fund and      Length of    During Past 5   Fund Complex
                        Portfolio    Time Served       Years        Overseen by
                                                                      Trustee
-----------------------------------------------------------------------------------------------------
Non-Interested
Trustees
-----------------------------------------------------------------------------------------------------
Frederick C. Chen        Trustee     Indefinite;   Management       25              None
P.O. Box 182845                      1990 to       Consultant
Columbus, Ohio                       present       (1/88 to
43218                                              present).
Date of Birth:
April 22, 1927
-----------------------------------------------------------------------------------------------------
Larry M. Robbins         Trustee     Indefinite;   Director for     25              None
P.O. Box 182845                      1987 to       the Center of
Columbus, Ohio                       present       Teaching and
43218                                              Learning,
Date of Birth:                                     University of
December 2, 1938                                   Pennsylvania
-----------------------------------------------------------------------------------------------------
Alan S. Parsow           Trustee     Indefinite;   General          25              None
P.O. Box 818                         1987 to       Partner of
Elkhorn, NE  68022                   present       Parsow
Date of Birth:                                     Partnership,

-----------------------------------------------------------------------------------------------------
 Name, Address, and    Position(s)     Term of       Principal       Number of     Other Trusteeships
  Date of Birth         Held with      Office      Occupation(s)   Portfolios in    Held by Trustee
                        Fund and      Length of    During Past 5   Fund Complex
                        Portfolio    Time Served       Years        Overseen by
                                                                      Trustee
-----------------------------------------------------------------------------------------------------
January 16, 1950                                   (1989 to
                                                   present).
-----------------------------------------------------------------------------------------------------
Michael Seely           Trustee      Indefinite;   President of     25              None
475 Lexington                        1987 to       Investor
Avenue                               present       Access
New York, NY 10017                                 Corporation
Date of Birth:                                     (investor
June 7, 1945                                       relations
                                                   consulting
                                                   firm).
-----------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------
Leslie E. Bains*       Trustee       Indefinite;   Senior           25              None
452 Fifth Avenue                     2000 to       Executive
26th Floor                           present       Vice
New York, NY 10018                                 President,
Date of Birth:                                     HSBC Bank
July 28, 1943                                      USA, (2000 to
                                                   present);
                                                   Executive
                                                   Vice
                                                   President,
                                                   Republic
                                                   National Bank
                                                   (1993 to
                                                   1999).
-----------------------------------------------------------------------------------------------------

   * Ms. Bains is an "interested person" as that term is defined in the 1940
     Act.

   The names of the Officers, their addresses, ages, position(s) held with the Trust and the Portfolio Trust, and principal occupation(s) during the past five years are described in the table below. Unless otherwise indicated, the address for each Officer is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         Officers



-----------------------------------------------------------------------------------------------------------------------------
 Name, Address, and                 Position(s) Held with       Term of Office and          Principal Occupation(s) During
  Age/Date of Birth                     Trust and the         Length of Time Served                  Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm*                   President and Secretary    Indefinite;                 Employee of BISYS Fund Services,
3435 Stelzer Road                                             1997 to present             Inc. (6/92 to present).
Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 Name, Address, and                 Position(s) Held with       Term of Office and          Principal Occupation(s) During
  Age/Date of Birth                     Trust and the         Length of Time Served                  Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Date of Birth:
June 3, 1945
-----------------------------------------------------------------------------------------------------------------------------
Richard F. Froio*                   Vice President             Indefinite                  Employee of BISYS Fund
60 State Street                                                1999 to present             Services, Inc. (4/99 to present);
Suite 1300                                                                                 Legal Product Manager, Loomig,
Boston, Massachusetts                                                                      Sayles & Co.(3/93 to 4/99).
Date of Birth:
September 12, 1968
-----------------------------------------------------------------------------------------------------------------------------
Mark L. Suter*                      Vice President             Indefinite;                 Employee of BISYS Fund Services,
90 Park Avenue                                                 2000 to present             Inc. (1/00 to present); Vice
10th Floor                                                                                 President of Client Services,
New York, NY  10016                                                                        Seligman Data (6/97 to 12/99);
Date of Birth:                                                                             Vice President, Capitalink (2/96
August 6, 1962                                                                             to 5/97).
-----------------------------------------------------------------------------------------------------------------------------
Salvatore Iocolano                  Vice President             Indefinite;                 Senior Compliance Officer, HSBC
452 5th Avenue                                                 2002 to present             Asset Management (Americas) Inc.
18th Floor                                                                                 (2001 to present); Director of
New York, NY 10018                                                                         Compliance, KPMG Investment
Date of Birth:                                                                             Advisers (8/99 to 3/01); Director
August 6, 1962                                                                             of Compliance, Oppenheimer Capital
                                                                                           (3/98 to 8/99); Securities
                                                                                           Compliance Examiner, U.S.
                                                                                           Securities and Exchange Commission
                                                                                           (3/95 to 3/98).
-----------------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf*                      Treasurer                  Indefinite;                 Employee of BISYS Fund Services,
3435 Stelzer Road                                              1999 to present             Inc. (7/99 to present); Director,
Columbus, Ohio 43219                                                                       Investors Bank & Trust, Canadian
Date of Birth:                                                                             Operations (3/97 to 5/99).
January 26, 1969
-----------------------------------------------------------------------------------------------------------------------------
Lisa M. Hurley*                     Secretary                  Indefinite;                 Senior Vice President and General
90 Park Avenue                                                 2000 to present             Counsel of BISYS Fund Services
New York, New York                                                                         (5/98 to present); General Counsel
10016                                                                                      of Moore Capital Management, Inc.
Date of Birth:                                                                             (10/93 to 5/96); Senior Vice
May 29, 1955                                                                               President and General Counsel of
                                                                                           Northstar Investment Management
                                                                                           Corporation.
-----------------------------------------------------------------------------------------------------------------------------
Alaina Metz*                        Assistant Secretary        Indefinite;                 Employee of BISYS Fund Services,
3435 Stelzer Road                                              1996 to present             Inc. (6/95 to present).
Columbus, Ohio 43219
Date of Birth:
April 4, 1967
-----------------------------------------------------------------------------------------------------------------------------

   * Messrs. Grimm, Froio and Yousaf and Ms. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

         Overall responsibility for management of the Trust and the Portfolio Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust and the Portfolio Trust respectively. The Trustees elect the officers of the Trust and the Portfolio Trust to supervise actively its day-to-day operations.

         Committees

         The Trustees of the Trust and the Trustees of the Portfolio Trust have each established an Audit Committee, a Valuation Committee, and a Nominating and Corporate Governance Committee.

         Audit Committee

         The Audit Committee of each the Trust and the Portfolio Trust, which are each composed of three independent trustees, oversee the financial reporting and internal accounting controls of the Trust. Each Audit Committee is currently chaired by Mr. Chen. Each Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund or Portfolio; and (v) reviews the adequacy and effectiveness of internal controls and procedures. Each Audit Committee held two meetings during the last year.

         Valuation Committee

         The Valuation Committee of each the Trust and the Portfolio Trust includes at least one of the independent ("disinterested") Trustees elected by the Board of Trustees, and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. Each Valuation Committee is currently chaired by Mr. Parsow. The committee oversees the implementation of the Fund's or Portfolio's valuation procedures and makes fair value determinations on behalf of the Board of Trustees as specified in the Valuation Procedures. Each Valuation Committee did not hold meetings during the last year.

         Nominating and Corporate Governance Committee

         The Nominating and Corporate Governance Committee of each the Trust and the Portfolio Trust are composed entirely of independent trustees and may be comprised of one or more such independent trustees. Each Nominating and Corporate Governance Committee is currently chaired by Mr. Seely. Each committee
(i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. Each committee did not hold meetings during the last year.

         Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, the Portfolio Trust and the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.


---------------------------------------------------------------------------------------------------
       Name of Trustee           Dollar Range of        Dollar Range of         Aggregate Dollar
                                Equity Securities in  Equity Securities in      Range of Equity
                                    the Trust         the Portfolio Trust      Securities in All
                                                                             Registered Investment
                                                                              Companies Overseen
                                                                            by Trustee in Family of
                                                                             Investment Companies
---------------------------------------------------------------------------------------------------
Frederick C. Chen                       None                  None             $50,001-$100,000
---------------------------------------------------------------------------------------------------
Alan S. Parsow                          None                  None                  None
---------------------------------------------------------------------------------------------------
Larry M. Robbins                  $10,001-$50,000             None             $10,001-$50,000
---------------------------------------------------------------------------------------------------
Michael Seely                           None                  None                  None
---------------------------------------------------------------------------------------------------
Leslie E. Bains                         None                  None              Over $100,000
---------------------------------------------------------------------------------------------------

         No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

------------------------------------------------------------------------------------
  Name of Trustee        Name of     Company  Title of Class   Value of   Percent of
                       Owners and                             Securities    Class
                      Relationships
                       to Trustee
------------------------------------------------------------------------------------
Frederick C. Chen     None            None         None         None         None
------------------------------------------------------------------------------------
Larry M. Robbins      None            None         None         None         None
------------------------------------------------------------------------------------
Alan S. Parsow        None            None         None         None         None
------------------------------------------------------------------------------------
Michael Seely         None            None         None         None         None
--------------------- --------------------------------------------------------------

         As of July 1, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

         As of July 1, 2003, the Trustees and officers of the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Portfolio.

         No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

         o the Funds;

         o an officer of the Funds;

         o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

         o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

         o the Adviser or principal underwriter of the Funds;

         o an officer of the Adviser or principal underwriter of the Funds;

         o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

         o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

                              TRUSTEE COMPENSATION

         The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting. For the fiscal year ended October 31, 2002, the Trust paid the following compensation to the Trustees of the Trust.

------------------------------------------------------------------------------------------
 Name of Person,       Aggregate       Pension or       Estimated              Total
    Position         Compensation      Retirement      Annual Benefits     Compensation
                      From Fund     Benefits Accrued   Upon Retirement    From Fund and
                                    as Part of Funds                      Fund Complex**
                                        Expenses*                        Paid to Directors
------------------------------------------------------------------------------------------
Fredrick C. Chen,        $0               None              None             $25,000
Trustee
------------------------------------------------------------------------------------------
Alan S. Parsow,          $0               None              None             $25,000
Trustee
------------------------------------------------------------------------------------------
Larry M. Robbins,        $0               None              None             $30,500
Trustee
------------------------------------------------------------------------------------------
Michael Seely,           $0               None              None             $25,000
Trustee
------------------------------------------------------------------------------------------
Leslie E. Bains,         $0               None              None               $0
Trustee
------------------------------------------------------------------------------------------

  * The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

  ** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios.

         For the fiscal year ended October 31, 2002, the Portfolio Trust paid the following compensation to the Trustees of the Portfolio Trust.


------------------------------------------------------------------------------------------
 Name of Person,       Aggregate       Pension or       Estimated              Total
    Position         Compensation      Retirement      Annual Benefits     Compensation
                      From Fund     Benefits Accrued   Upon Retirement    From Fund and
                                    as Part of Funds                      Fund Complex**
                                        Expenses*                        Paid to Directors
------------------------------------------------------------------------------------------
Fredrick C. Chen,        $0               None              None             $25,000
Trustee
------------------------------------------------------------------------------------------
Alan S. Parsow,          $0               None              None             $25,000
Trustee
------------------------------------------------------------------------------------------
Larry M. Robbins,        $0               None              None             $30,500
Trustee
------------------------------------------------------------------------------------------
Michael Seely,           $0               None              None            $25,000
Trustee
------------------------------------------------------------------------------------------
Leslie E. Bains,         $0               None               None              $0
Trustee
------------------------------------------------------------------------------------------

  * The Portfolio Trust does not accrue pension or retirement benefits as part of Portfolio expenses, and Trustees of the Portfolio Trust are not entitled to benefits upon retirement from the Board of Trustees.

  ** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios.

Investment Adviser

         HSBC Asset Management (Americas) Inc. is the investment adviser to the Portfolio pursuant to an investment advisory contract (the "Advisory Contract") with the Portfolio Trust. For its services, the Adviser is entitled to a fee from the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.175% of the Fund's average daily net assets.

         The Advisory Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Portfolio.

         The Advisory Contract for the Portfolio provides that the Adviser will manage the portfolio of the Portfolio, either directly or through one or more sub-advisers, and will furnish to the Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Portfolio. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Portfolio. The Adviser may, out of its own resources, assist in marketing the Fund's shares.

         If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Portfolio's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

         The investment advisory services of the Adviser to the Portfolio are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

         The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser with 120 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees sub-advisers to ensure compliance with each Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

         The Board of Trustees of the Portfolio Trust approved the Advisory Contract and Sub-Advisory Contract with respect to the Portfolio in a meeting on June 16, 2003, to take effect upon the commencement of the Portfolio. In determining whether it was appropriate to approve the Advisory Contract and Sub-Advisory Contract, the Board of Trustees of the Portfolio Trust requested information, provided by the Adviser and Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees of the Portfolio Trust carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees of the Portfolio Trust determined that the Advisory Contract and Sub-Advisory Contract are consistent with the best interests of the Portfolio and its shareholders, and enables the Portfolio to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

o The investment advisory fees payable to the Adviser and the Sub-Adviser under the Advisory Contract are fair and reasonable in light of the services expected to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Portfolio, and the comparability of the proposed fee to fees paid by comparable mutual funds;

o The nature, quality and extent of the investment advisory services expected to be provided by the Sub-Adviser, in light of the high quality services provided to the other mutual funds advised by the Sub-Adviser and their historic performance, including achievement of stated investment objectives;

o The Adviser's and Sub-Adviser's representations regarding its staffing and capabilities to manage the Portfolio, including the retention of personnel with significant portfolio management experience;

o The Adviser's and Sub-Adviser's entrepreneurial commitment to the management and success of the Portfolio, which could entail a substantial commitment of resources to the successful operation of the Portfolio; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and Sub-Adviser.

         Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract and the investment sub-advisory agreements with respect to the Portfolio.

Sub-Adviser

         Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, serves as the Portfolio's Sub-Adviser. As the Portfolio's Sub-Adviser, Alliance is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. Alliance also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio.

         Alliance is a Delaware limited partnership. Alliance Capital Management Corporation is the general partner of Alliance and conducts no other active business. Units representing assignment of beneficial ownership of limited partnership interests of Alliance are publicly traded on the New York Stock Exchange. Alliance is a leading global investment adviser supervising client accounts with assets totaling $426 billion as of June 30, 2003. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

         For its services, the Sub-Adviser receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets allocated to the Adviser for management, at the annual rate of 0.325% of net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of net assets over $100 million up to $200 million, and 0.15% of net assets in excess of $200 million.

         The investment advisory services of the Sub-Adviser are not exclusive under the terms of their advisory agreements with HSBC. The Sub-Adviser is free to and does render investment advisory services to others.

[DISCLOSURE REGARDING PROXY VOTING POLICIES AND PROCEDURES; TO BE PROVIDED BY AMENDMENT]

Distribution Plans

         Three Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan") and the Class C Shares (the "Class C
Plan). The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, the Class B Shares or the Class C Shares may bear pursuant to the Class A Plan, Class B Plan or Class C Plan without approval by shareholders of the Class A Shares, Class B Shares or Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by a majority vote of the Board of Trustees and by a majority vote of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares and Class C Shares and to reduce each class's per share expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit its respective class and that class's shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares or Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

Distributor And Sponsor

         BISYS acts as sponsor and principal underwriter and distributor of Shares of the Fund pursuant to a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its Shareholders.

         Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Shares of the Fund and for the provision of certain shareholder services with respect to the Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of Shares and who provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from each Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to both the Class B Plan and the Class C Plan, the amount of this reimbursement from the Fund for distribution related activities (other than service fees) may not exceed on an annual basis 1.00% of the average daily net assets of the Fund represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various portfolios of the Trust may be allocated to such portfolios on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios for which it is incurred.

         Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

         The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares or Class C Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares or Class C Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Fund Administrator

         Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund administrator may, out of its own resources, assist in marketing the Fund's shares.

         For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

         The Administration Agreement was renewed on April 11, 2003 for a three year term and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

Transfer Agent

         The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

         Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

         BISYS also serves as the fund accounting agent for the Fund.

Shareholder Servicing Agents

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class Y Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions: arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts: furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits. on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A, Class B Shares, and Class C Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

         Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each share of each class of the Fund is determined on each day on which the New York Stock Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of a Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                               PURCHASE OF SHARES

         The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Purchasing and Adding to Your Shares." The Prospectus contains a general description of how investors may buy shares of the Fund and states whether the Fund offer more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and C shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Fund may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

         When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A shares will not be appropriate for investors who invest less than $50,000 in Fund shares.

         A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide different additional compensation to dealers in connection with selling shares of the Fund or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

         Shares of the Fund are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

         The sales load does not apply in any instance to reinvested dividends.

         Proceeds from the CDSC and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may pay a higher dealer commission at its sole discretion.

         Proceeds from the CDSC and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may pay a higher dealer commission at its sole discretion.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

         Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

Exchange Privilege

         By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSCB Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Growth and Income Fund, HSBC Investor Value Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Small Cap Equity Fund, HSBC Investor Overseas Equity Fund, and HSBC Investor Opportunity Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

         An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of the Fund who were shareholders of Class A Shares of the HSBC Equity Fund (which ceased operations on [_____],
2003) as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

         An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dialer or by providing written instruction to the Distributor.

Automatic Investment Plan

         The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly. semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

         For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through A Shareholder Servicing Agent or a Securities Broker

         The Fund's shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents and securities brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker.

Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

         Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

         For further information on how to direct a securities broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent.

                                  SALES CHARGES

Class A Shares

         The public offering price of the Class A Shares of the Fund equals net asset value plus the applicable sales charge. BISYS receives this sales charge as distributor and may reallow it as dealer discounts and brokerage commissions as follows:

                                Sales Charges As:

-------------------------------------------------------------------------------------
Size of Transaction at Offering     Percentage of Offering   Percentage of Investment
Price                                      Price
-------------------------------------------------------------------------------------
Less than $50,000                           5.00%                     5.26%
$50,000 but less than $100,000              4.50%                     4.71%
$100,000 but less than $250,000             3.75%                     3.90%
$250,000 but less than $500,000             2.50%                     2.56%
$500,000 but less than $1,000,000           2.00%                     2.04%
$1,000,000 and over                         1.00%                     1.01%

Sales Charge Waivers

         The Distributor may waive sales charges for the purchase of Class A Shares of the Fund by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, BISYS and any affiliates thereof, (3) Trustees of the Trust, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by BISYS, The BISYS Group, Inc., or their affiliated companies, and
(9) shares purchased by tax-qualified employee benefit plans. In addition, the Distributor may waive sales charges for the purchase of the Fund's Class A Shares with the proceeds from the recent redemption of shares of a non-money market mutual fund (except one of the other funds of the Trust) sold with a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

Concurrent Purchases

         For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of any fund in the HSBC Family of Funds. For example, if a Shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Letter of Intent

         An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Right of Accumulation

         Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of the Fund. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation. however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Contingent Deferred Sales Charge ("CDSC") - Class B Shares

         Class B Shares of the Fund, which are redeemed less than four years after purchase will be subject to a declining CDSC. The CDSC will be based on the lesser of the net asset value at the time of purchase of the Class B Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.

         Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed.

         Class B Shares of the Fund may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. In such cases, the CDSC will be:

       Years since Purchase     CDSC as a % of Dollar Amount Subject to Charge
       0-1                                       4.00%
       1-2                                       3.00%
       2-3                                       2.00%
       3-4                                       1.00%
       More than 4                               None

         The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. If an investor sells some but not all his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

         The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986. as amended (the "Code")) of a Shareholder. (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and
(iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

         Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

         Class C Shares of the Fund may be purchased for individual accounts normally in amounts of less than $500,000. Class C Shares of the Fund are sold at net asset value without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section Contingent Deferred Sales Charge ("CDSC") -- Class B Shares" except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class. Unlike Class B Shares, Class C Shares have no conversion feature and, accordingly, an investor that purchases Class C Shares will be subject to 12b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by each Fund's Board of Trustees and regulatory limitations.

         The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

         Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of the Shares in his accountant at any time at the net asset value next determined after a redemption order in proper form furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York Time for the Fund, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent redeem Shares, a shareholder should contact his securities broker or his Shareholder Serving Agent.

Systematic Withdrawal Plan

         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

         Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

         Redemption by wire or telephone. An investor may redeem Class A, Class B and Class C Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                                RETIREMENT PLANS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

Individual Retirement Accounts

         The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming-BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

Defined Contribution Plans

         Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

Section 457 Plan, 401(k) Plan, 403(b) Plan

         The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

         Shares begin accruing dividends on the day they are purchased. Dividends are distributed quarterly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% nondeductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has eight series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. Currently, the Fund is divided into four classes of shares.

         Each share of each class of the Fund, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the

Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolios Trust could control the outcome of these votes. Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

         Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         As of the date of this Statement of Additional Information, no person owned of record or beneficially 5% or more of the Fund or a class of shares of the Fund.

         The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has only these three series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.
                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by a the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

The Portfolio

         The Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether the Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's income and assets.

Distributions in General

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning exempt-interest dividends and capital gain dividends). Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

         Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefits of the lower rate. Distributions resulting from the Fund's investment in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rate on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporation whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment companies are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions

         Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. If the shareholder has held the shares as a capital asset for more than 12 months, the maximum current federal income tax rate is 15%. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

         If, within 90 after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

Backup Withholding

         The Fund generally will be required to withhold federal income tax at a rate of 28% (in 2003) ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation

         Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).


Fund Investments

         Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

         Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

         Options Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

         Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Portfolio's taxable year and the Portfolio holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

         All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

                                OTHER INFORMATION

Capitalization

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Trust was "FundTrust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

Counsel

         Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

         The Trust, the Adviser and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.


Shareholder Inquiries

         All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

           GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                            -------------------------

                 Subject to Completion, Dated ___________, 2003

                       STATEMENT OF ADDITIONAL INFORMATION

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                           HSBC INVESTOR VALUE FUND
                                 P.O. Box 182845
                           Columbus, Ohio 43218-2845

General and Account Information                       (800) 782-8183 (Toll Free)
--------------------------------------------------------------------------------
                      HSBC Asset Management (Americas) Inc.
                               Investment Adviser
                                   ("Adviser")

                        Institutional Capital Corporation
                                   Sub-Adviser
                           ("ICAP" or a "Sub-Adviser")

                               BISYS Fund Services
                     Administrator, Distributor and Sponsor
                 ("BISYS" or the "Distributor" or the "Sponsor")

         The HSBC Investor Value Fund (the "Fund") is a separate series of the HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company which currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's assets in the HSBC Investor Value Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of HSBC Investor Portfolios (the "Portfolio Trust") which is an open-end management investment company. Shares of the Fund are divided into four separate classes, Class A (the "Class A Shares"), Class B (the "Class B Shares"), Class C Shares (the "Class C Shares"), and Class Y (the "Class Y Shares").

         Shares of the Fund are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, OR THE CLASS Y SHARES OF THE FUND, AS APPROPRIATE, EACH DATED SEPTEMBER __, 2003 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The

Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

         References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated September __, 2003 of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

         September __, 2003







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                                TABLE OF CONTENTS

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                                                                                                            Page No.
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
INVESTMENT OBJECTIVE, POLICIES, RISKS AND RESTRICTIONS............................................................1

         Forward Foreign Currency Contracts and Options on Foreign Currencies.....................................2
         Foreign Securities.......................................................................................2
         Fixed-Income Securities..................................................................................3
         Convertible Securities...................................................................................3
         Portfolio Securities Loans...............................................................................4
         Repurchase Agreements....................................................................................4
         Options and Futures......................................................................................5
         Options on Futures Contracts............................................................................10
         Forward Contracts.......................................................................................11
         Illiquid Investments and Rule 144A Securities...........................................................12
         High Yield/High Risk Securities.........................................................................12
         Portfolio Transactions..................................................................................13

INVESTMENT RESTRICTIONS..........................................................................................14

         Percentage and Rating Restrictions......................................................................16

PERFORMANCE INFORMATION..........................................................................................17

MANAGEMENT OF THE TRUST..........................................................................................18

         Trustees and Officers...................................................................................18
         Board of Trustees.......................................................................................21

TRUSTEE COMPENSATION.............................................................................................23

         Investment Adviser......................................................................................25
         Sub-Adviser.............................................................................................27
         Distribution Plans......................................................................................27
         Distributor And Sponsor.................................................................................28
         Administrative Services Plan............................................................................29
         Fund Administrator......................................................................................29
         Transfer Agent..........................................................................................29
         Custodian and Fund Accounting Agent.....................................................................30
         Shareholder Servicing Agents............................................................................30
         Federal Banking Law.....................................................................................31
         Expenses................................................................................................31

DETERMINATION OF NET ASSET VALUE.................................................................................31

PURCHASE OF SHARES...............................................................................................32

         Exchange Privilege......................................................................................34
         Automatic Investment Plan...............................................................................35
         Purchases Through A Shareholder Servicing Agent or a Securities Broker..................................35

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
SALES CHARGES....................................................................................................36

         Class A Shares..........................................................................................36
         Sales Charge Waivers....................................................................................36
         Concurrent Purchases....................................................................................37
         Letter of Intent........................................................................................37
         Right of Accumulation...................................................................................38
         Contingent Deferred Sales Charge ("CDSC") - Class B Shares..............................................38
         Conversion Feature -- Class B Shares....................................................................39
         Level Load Alternative -- Class C Shares................................................................39

REDEMPTION OF SHARES.............................................................................................40

         Systematic Withdrawal Plan..............................................................................41
         Redemption of Shares Purchased Directly Through the Distributor.........................................41

Retirement Plans.................................................................................................42

         Individual Retirement Accounts..........................................................................42
         Defined Contribution Plans..............................................................................42
         Section 457 Plan, 401(k) Plan, 403(b) Plan..............................................................42

DIVIDENDS AND DISTRIBUTIONS......................................................................................42

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.............................................................43

TAXATION ........................................................................................................45

         Tax Status of the Fund..................................................................................45
         The Portfolio...........................................................................................46
         Distributions in General................................................................................46
         Dispositions............................................................................................47
         Backup Withholding......................................................................................48
         Other Taxation..........................................................................................48
         Fund Investments........................................................................................48

OTHER INFORMATION................................................................................................50

         Capitalization..........................................................................................50
         Independent Auditors....................................................................................50
         Counsel.................................................................................................51
         Code of Ethics..........................................................................................51
         Registration Statement..................................................................................51
         Financial Statements....................................................................................51
         Shareholder Inquiries...................................................................................51

GENERAL AND ACCOUNT INFORMATION:  (800) 782-8183 (TOLL FREE).....................................................51
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             INVESTMENT OBJECTIVE, POLICIES, RISKS AND RESTRICTIONS

         The following information supplements the discussion of the investment objective and policies discussed under the caption "Investment Objective, Strategies and Risks" and the discussion of risks described under "Risk Factors" in the Prospectus.

         The investment objective of the Portfolio is long-term growth of capital and income. The Portfolio will primarily invest in U.S. and foreign equity securities of seasoned, undervalued medium and large capitalization companies, which the Sub-Adviser believes to have the potential to provide significant capital growth and income.

         The Portfolio may invest in a broad range of U.S. and foreign companies, including common and preferred stocks, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock.

         The Portfolio also may (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts,
(d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds." The
Portfolio does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Portfolio will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Portfolio may retain any bond whose rating drops below investment grade if its is in the best interest of the Portfolio's shareholders.
Securities rated BB/Ba by a nationally recognized statistical rating organization are considered to have speculative characteristics.

         The Portfolio may lend its portfolio securities. These loans may not exceed 30% of the value of the Portfolio's total assets.

         The Portfolio will not purchase securities for trading purposes.
Pending investment in equity and debt and also for temporary defensive purposes, the Portfolio may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers' acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing. The
Portfolio may invest up to 15% of its net assets in illiquid securities.

         The Sub-Adviser seeks to achieve the Portfolio's investment objective by pursuing a "value" style of investment management. The Sub-Adviser's approach to investing for the Portfolio is to invest in the equity securities of U.S. and foreign companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The
Sub-Adviser's research focuses on several levels of analysis, first, on understanding wealth shifts that occur within the equity market, and second, on individual




                                       1








company research. At the company level, the Sub-Adviser quantifies expectations of a company's ability to generate profit and to grow in the future.

         For each stock under analysis, the Sub-Adviser discounts to the present all of the future cash flows that it believes will accrue to the Portfolio from the investment in order to calculate a present or intrinsic value. This value estimate generated by the Sub-Adviser's proprietary valuation model is compared to the observed market price and ranked against other stocks accordingly. The rankings, in combination with the Sub-Adviser's investment judgment, determine which securities are included in the portfolio.

         The Sub-Adviser monitors and assesses the degree to which the portfolio becomes concentrated in industry or common types of stocks, and adjusts the portfolio to balance the price/value opportunities with their concentrations. The Sub-Adviser imposes limits on the degree of concentration, as the Portfolio does not intend to concentrate its investments in a particular industry.

Forward Foreign Currency Contracts and Options on Foreign Currencies

         Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may not enter into such contracts for speculative purposes. By entering into transactions in forward contracts, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Portfolio may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

Foreign Securities

         The Portfolio may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Portfolio's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. These and other currencies in which a Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

Fixed-Income Securities

         To the extent the Portfolio invests in fixed income securities, the net asset value of the Portfolio may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Portfolio's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Portfolio's shorter-term obligations.

Convertible Securities

         The Portfolio may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities in which the Portfolio may invest.

         Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         The Portfolio may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time.

Warrants do not represent ownership of securities, but only the right to buy the securities. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

         Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public.

Portfolio Securities Loans

         The Portfolio may lend portfolio securities to registered broker-dealers for the purpose of realizing additional income. These loans may not exceed 30% of the Portfolio's total assets. The Portfolio's loans of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government Securities") or other permissible means. The cash or instruments collateralizing the Portfolio's loans of securities will be maintained at all times in an amount at least equal to the current market value of the loaned securities.

         By lending portfolio securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities or obtaining yield in the form of interest paid by the borrower when such U.S. Government Securities are used as collateral. The Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (iv) the Portfolio may pay only reasonable fees in connection with the loaned securities (no fee will be paid to affiliated persons of the Portfolio); and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized domestic or foreign securities dealers or institutions which a Sub-Adviser has determined to be of comparable creditworthiness. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The securities that the Portfolio purchases and holds have values that are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. The Adviser will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price. Repurchase agreements are considered to be loans collateralized by the underlying security under the 1940 Act, and therefore will be fully collateralized.

         The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities.

         The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Portfolio will have the right to liquidate the securities. If at the time the Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Portfolio has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Portfolio only enters into repurchase agreements after a Sub-Adviser has determined that the seller is creditworthy, and the Sub-Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

Options and Futures

         The Portfolio may invest in options and futures contracts. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of the Portfolio. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower Portfolio's return. Certain strategies limit the potential of the Portfolio to realize gains as well as limit their exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position.

         Options on Securities. The Portfolio may write (sell) covered call and put options on securities and purchase call and put options. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.

The Portfolio may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if the Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, the Portfolio retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Portfolio's position, the option may be exercised and the Portfolio will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

         The Portfolio may write options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call option against that security. The exercise price of the call option the Portfolio determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by the Portfolio in the same market environments in which call options are used in equivalent buy-and-write transactions.

         The Portfolio may also write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Portfolio undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call option on a portfolio security, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by the Portfolio solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         The Portfolio may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Portfolio's portfolio. If such a decline occurs, the put options will permit the Portfolio to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Portfolio will purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such an increase occurs, the call option will permit the Portfolio to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

         The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Portfolio's assets (the "SEC illiquidity ceiling"). The Sub-Adviser intends to limit the Portfolio's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Portfolio intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Portfolio has in place with such primary dealers will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

         The Portfolio also may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Portfolio is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation. The Portfolio does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in the current Prospectus.

         Options on Securities Indices. The Portfolio may write (sell) covered call and put options and purchase call and put options on securities indices. The Portfolio may cover call options on securities indices by owning securities whose price changes, in the opinion of a Sub-Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Portfolio covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolio may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. The Portfolio may cover put options on securities indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Portfolio will receive a premium from writing a put or call option on a securities index, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's investment. By writing a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, writing covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         The Portfolio may also purchase put options on securities indices to hedge their investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

         The purchase of call options on securities indices may be used by the Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         Futures Contracts. The Portfolio may enter into futures contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indices of securities as such instruments become available for trading. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and price. This investment technique is designed to hedge (i.e., to protect) against anticipated future changes in interest or exchange rates which otherwise might adversely affect the value of the Portfolio's portfolio securities or adversely affect the prices of long-term bonds or other securities which the Portfolio intends to purchase at a later date. Futures contracts may also be entered into for non-hedging purposes to the extent permitted by applicable law. A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

         While futures contracts provide for the delivery of securities or currencies, such deliveries are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the Portfolio must allocate cash or securities as a margin deposit ("initial deposit"). It is expected that the initial deposit will vary but may be as low as 5% or less of the value of the contract. The futures contract is valued daily thereafter and the payment of "variation margin" may be required to be paid or received, so that each day the Portfolio may provide or receive cash that reflects the decline or increase in the value of the contract.

         The purpose of the purchase or sale of a futures contract, for hedging purposes in the case of a portfolio holding long-term debt securities, is to protect the Portfolio from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of the Portfolio's futures contracts should increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could buy long-term bonds on the cash market. Purchases of futures contracts would be particularly appropriate when the cash flow from the sale of new shares of the Portfolio could have the effect of diluting dividend earnings. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of liquid instruments from the portfolio of the Portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts, thereby assuring that the transactions are unleveraged.

         Futures contracts on foreign currencies may be used in a similar manner, in order to protect against declines in the dollar value of portfolio securities denominated in foreign currencies, or increases in the dollar value of securities to be acquired.

         A futures contract on an index of securities provides for the making and acceptance of a cash settlement based on changes in value of the underlying index. The Portfolio may enter into stock index futures contracts in order to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices and for non-hedging purposes to the extent permitted by applicable law. For example, the Portfolio may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or in whole, offset increases in the cost of securities that Portfolio intends to purchase. As such acquisitions are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities. Futures contracts on other securities indices may be used in a similar manner in order to protect the portfolio from broad fluctuations in securities prices and for non-hedging purposes to the extent permitted by applicable law.

Options on Futures Contracts

         The Portfolio may write and purchase options to buy or sell futures contracts. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or currency underlying the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or currency underlying the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Portfolio may purchase options on futures contracts for hedging purposes as an alternative to purchasing or selling the underlying futures contracts, or for non-hedging purposes to the extent permitted by applicable law. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, a rise in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the Portfolio may, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease in portfolio value occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance, or a decline in interest rates or a rise in the dollar value of foreign currencies in which securities to be acquired are denominated, the Portfolio may purchase call options on futures contracts, rather than purchasing the underlying futures contracts. As in the case of Options, the writing of options on futures contracts may require the Portfolio to forego all or a portion of the benefits of favorable movements in the price of portfolio securities, and the purchase of options on futures contracts may require the Portfolio to forego all or a portion of such benefits up to the amount of the premium paid and related transaction costs. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

Forward Contracts

         The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "forward contract"). The Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. The Portfolio may also enter into forward contracts for "cross hedging" purposes as noted in the Prospectus. Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates. The Portfolio may also enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, if a Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Portfolio may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Portfolio will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.

Illiquid Investments and Rule 144A Securities

         The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. The Portfolio may invest in securities qualifying for resale to "qualified institutional buyers" under Securities and Exchange Commission ("SEC") Rule 144A that are determined by the Board, or by the Adviser pursuant to the Board's delegation, to be liquid securities. The Board will review quarterly the liquidity of the investments the Portfolio makes in such securities. There may be delays in selling these securities and sales may be made at less favorable prices.

         Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

High Yield/High Risk Securities

         As stated in the Prospectus, the Portfolio may invest in lower rated, high-yield, "junk" bonds. These securities are generally rated lower than Baa by Moody's or lower than BBB by S&P. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks which may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, a Sub-Adviser's research and analyses are important ingredients in the selection of lower rated, high-yield bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. The Portfolio does not have any minimum rating criteria applicable to the fixed-income securities in which it invests. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.

Portfolio Transactions

         The Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Portfolio. In placing orders for the Portfolio, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Portfolio does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of Portfolio investments for the Portfolio with a broker-dealer affiliate of the Adviser or the Sub-Adviser.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Investment decisions for the Portfolio and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Portfolio and for other clients of the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable.

                             INVESTMENT RESTRICTIONS

         The Fund and the Portfolio have adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund and Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding "voting securities." The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 ("1940 Act").

As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's assets in a separate registered investment company with substantially the same investment objective):


         (1) invest in physical commodities or contracts on physical commodities;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

         (3) make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio's investment objective and policies;

         (4) borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings;

         (5) underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

         (6) acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio adopts a temporary defensive position;

         (7)  issue senior securities, except as permitted under the 1940 Act;

         (8) with respect to 75% of its assets, the Portfolio will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets taken at market value would be invested in the securities of any single issuer; and

         (9) with respect to 75% of its assets, the Portfolio will not purchase a security if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of any issuer.

Percentage and Rating Restrictions

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of policy, however the Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PERFORMANCE INFORMATION

         From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


          YIELD   =  2[(a-b + 1)6'pp' - 1]
                      --------------
                            cd
         where
         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula:
P (1 + T)'pp'n = ERV (where P = a hypothetical initial payment of $10,000,
T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         A "total rate of return" quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the net asset value on the first day of such period, and (b) subtracting 1 from the result.

Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Performance information for the Fund may also be compared to various unmanaged indices, such as the Standard & Poor's Stock Index. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

Trustees and Officers

         Each Trustee of the Trust also serves as a Trustee of the Portfolio Trust. The names of the Trustees of the Trust and the Portfolio Trust, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

         Trustees


----------------------------------------------------------------------------------------------------------------------
  Name, Address, and         Position(s)     Term of           Principal          Number of         Other Trusteeships
    Date of Birth            Held with      Office and       Occupation(s)      Portfolios in        Held by Trustee
                             Fund and       Length of        During Past 5      Fund Complex
                             Portfolio     Time Served           Years           Overseen by
                                                                                  Trustee

----------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
----------------------------------------------------------------------------------------------------------------------
Frederick C. Chen            Trustee        Indefinite;       Management        25                   None
P.O. Box 182845                             1990 to present   Consultant
Columbus, Ohio 43218                                          (1/88 to
Date of Birth:                                                present).
April 22, 1927

----------------------------------------------------------------------------------------------------------------------
Larry M. Robbins             Trustee        Indefinite;       Director for      25                   None
P.O. Box 182845                             1987 to present   the Center of
Columbus, Ohio 43218                                          Teaching and
Date of Birth:                                                Learning,
December 2, 1938                                              University of
                                                              Pennsylvania

----------------------------------------------------------------------------------------------------------------------
Alan S. Parsow               Trustee        Indefinite;       General Partner   25                   None
P.O. Box 818                                1987 to present   of Parsow
Elkhorn, NE  68022                                            Partnership,
Date of Birth:                                                Ltd.(1989 to
January 16, 1950                                              present).

----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
  Name, Address, and         Position(s)     Term of           Principal          Number of         Other Trusteeships
    Date of Birth            Held with      Office and       Occupation(s)      Portfolios in        Held by Trustee
                             Fund and       Length of        During Past 5      Fund Complex
                             Portfolio     Time Served           Years           Overseen by
                                                                                  Trustee

----------------------------------------------------------------------------------------------------------------------
Michael Seely                Trustee        Indefinite;       President of      25                   None
475 Lexington Avenue                        1987 to present   Investor Access
New York, NY 10017                                            Corporation
Date of Birth:                                                (investor
June 7, 1945                                                  relations
                                                              consulting
                                                              firm).

----------------------------------------------------------------------------------------------------------------------
Interested Trustees

----------------------------------------------------------------------------------------------------------------------
Leslie E. Bains*             Trustee        Indefinite;       Senior            25                   None
452 Fifth Avenue                            2000 to present   Executive Vice
26th Floor                                                    President, HSBC
New York, NY 10018                                            Bank USA, (2000
Date of Birth:                                                to present);
July 28, 1943                                                 Executive Vice
                                                              President,
                                                              Republic
                                                              National Bank
                                                              (1993 to 1999).
----------------------------------------------------------------------------------------------------------------------


* Ms. Bains is an "interested person" as that term is defined in the 1940 Act.

         The names of the Officers, their addresses, ages, position(s) held with the Trust and the Portfolio Trust, and principal occupation(s) during the past five years are described in the table below. Unless otherwise indicated, the address for each Officer is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         Officers

------------------------------------------------------------------------------------------------------------------
 Name, Address, and           Position(s) Held with      Term of Office and        Principal Occupation(s) During
  Age/Date of Birth              Trust and the         Length of Time Served               Past 5 Years
                               Portfolio Trust
------------------------------------------------------------------------------------------------------------------
Walter B. Grimm*            President and Secretary  Indefinite;              Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                    1997 to present          (6/92 to present).
Columbus, Ohio 43219
Date of Birth:
June 3, 1945
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
 Name, Address, and           Position(s) Held with      Term of Office and        Principal Occupation(s) During
  Age/Date of Birth              Trust and the         Length of Time Served               Past 5 Years
                               Portfolio Trust
------------------------------------------------------------------------------------------------------------------
Richard F. Froio*           Vice President           Indefinite               Employee of BISYS Fund
60 State Street                                      1999 to present          Services, Inc. (4/99 to present); Legal
Suite 1300                                                                    Product Manager, Loomig, Sayles & Co.
Boston, Massachusetts                                                         (3/93 to 4/99).
Date of Birth:
September 12, 1968
------------------------------------------------------------------------------------------------------------------
Mark L. Suter*              Vice President           Indefinite;              Employee of BISYS Fund Services, Inc.
90 Park Avenue                                       2000 to present          (1/00 to present); Vice President of
10th Floor                                                                    Client Services, Seligman Data (6/97 to
New York, NY  10016                                                           12/99); Vice President, Capitalink (2/96
Date of Birth:                                                                to 5/97).
August 6, 1962
------------------------------------------------------------------------------------------------------------------
Salvatore Iocolano          Vice President           Indefinite;              Senior Compliance Officer, HSBC Asset
452 5th Avenue                                       2002 to present          Management (Americas) Inc. (2001 to
18th Floor                                                                    present); Director of Compliance, KPMG
New York, NY 10018                                                            Investment Advisers (8/99 to 3/01);
Date of Birth:                                                                Director of Compliance, Oppenheimer
August 6, 1962                                                                Capital (3/98 to 8/99); Securities
                                                                              Compliance Examiner, U.S. Securities and
                                                                              Exchange Commission (3/95 to 3/98).
------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf*              Treasurer                Indefinite;              Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                    1999 to present          (7/99 to present); Director, Investors
Columbus, Ohio 43219                                                          Bank & Trust, Canadian Operations (3/97
Date of Birth:                                                                to 5/99).
January 26, 1969
------------------------------------------------------------------------------------------------------------------
Lisa M. Hurley*             Secretary                Indefinite;              Senior Vice President and General
90 Park Avenue                                       2000 to present          Counsel of BISYS Fund Services (5/98 to
New York, New York 10016                                                      present); General Counsel of Moore
Date of Birth:                                                                Capital Management, Inc. (10/93 to
May 29, 1955                                                                  5/96); Senior Vice President and General
                                                                              Counsel of Northstar Investment
                                                                              Management Corporation.

------------------------------------------------------------------------------------------------------------------
Alaina Metz*                Assistant Secretary      Indefinite;              Employee of BISYS Fund Services, Inc.
3435 Stelzer Road                                    1996 to present          (6/95 to present).
Columbus, Ohio 43219
Date of Birth:
April 4, 1967
------------------------------------------------------------------------------------------------------------------


         * Messrs. Grimm, Froio and Yousaf and Ms. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

         Overall responsibility for management of the Trust and the Portfolio Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust and the Portfolio Trust respectively. The Trustees elect the officers of the Trust and the Portfolio Trust to supervise actively its day-to-day operations.

         Committees

         The Trustees of the Trust and the Trustees of the Portfolio Trust have each established an audit committee, a valuation committee, and a nominating and corporate governance committee.

         Audit Committee

         The Audit Committee of each the Trust and the Portfolio Trust, which are each composed of three independent trustees, oversee the financial reporting and internal accounting controls of the Trust. Each Audit Committee is currently chaired by Mr. Chen. Each Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund or Portfolio; and (v) reviews the adequacy and effectiveness of internal controls and procedures. Each Audit Committee held two meetings during the last year.

         Valuation Committee

         The Valuation Committee of each the Trust and the Portfolio Trust includes at least one of the independent ("disinterested") Trustees elected by the Board of Trustees, and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. Each Valuation Committee is currently chaired by Mr. Parsow. The committee oversees the implementation of the Fund's or Portfolio's valuation procedures and makes fair value determinations on behalf of the Board of Trustees as specified in the Valuation Procedures. Each Valuation Committee did not hold meetings during the last year.

         Nominating and Corporate Governance Committee

         The Nominating and Corporate Governance Committee of each the Trust and the Portfolio Trust are composed entirely of independent trustees and may be comprised of one or more such independent trustees. Each Nominating and Corporate Governance Committee is currently chaired by Mr. Seely. Each committee
(i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. Each committee did not hold meetings during the last year.

         Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, the Portfolio Trust and the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.


---------------------------------------------------------------------------------------------------------------------
       Name of Trustee           Dollar Range of Equity      Dollar Range of Equity      Aggregate Dollar Range of
                                Securities in the Trust        Securities in the         Equity Securities in All
                                                                Portfolio Trust            Registered Investment
                                                                                           Companies Overseen by
                                                                                           Trustee in Family of
                                                                                           Investment Companies
---------------------------------------------------------------------------------------------------------------------
Frederick C. Chen                         None                        None                   $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
Alan S. Parsow                            None                        None                         None
---------------------------------------------------------------------------------------------------------------------
Larry M. Robbins                    $10,001-$50,000                   None                    $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------
Michael Seely                             None                        None                         None
---------------------------------------------------------------------------------------------------------------------
Leslie E. Bains                           None                        None                     Over $100,000
---------------------------------------------------------------------------------------------------------------------

         No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

-------------------------------------------------------------------------------------------------
   Name of              Name of          Company     Title of Class       Value of   Percent of
   Trustee             Owners and                                       Securities    Class
                      Relationships
                       to Trustee
-------------------------------------------------------------------------------------------------
Frederick C. Chen     None               None       None               None           None
-------------------------------------------------------------------------------------------------
Larry M. Robbins      None               None       None               None           None
-------------------------------------------------------------------------------------------------
Alan S. Parsow        None               None       None               None           None
-------------------------------------------------------------------------------------------------
Michael Seely         None               None       None               None           None
-------------------------------------------------------------------------------------------------

         As of July 1, 2003, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

         As of July 1, 2003, the Trustees and officers of the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Portfolio.

         No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

         o  the Funds or the Portfolios;

         o  an officer of the Funds;

         o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

         o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

         o  the Adviser or principal underwriter of the Funds;

         o  an officer of the Adviser or principal underwriter of the Funds;

         o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

         o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

                              TRUSTEE COMPENSATION

         The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting.

         For the fiscal year ended October 31, 2002, the Trust paid the following compensation to the Trustees of the Trust.

----------------------------------------------------------------------------------------------------------------
 Name of Person,                   Aggregate          Pension or          Estimated                   Total
    Position                     Compensation         Retirement        Annual Benefits          Compensation
                                   From Fund        Benefits Accrued    Upon Retirement          From Fund and
                                                    as Part of Funds                             Fund Complex**
                                                       Expenses*                               Paid to Directors
----------------------------------------------------------------------------------------------------------------
Fredrick C. Chen,                    $0                   None                   None                  $25,000
Trustee
----------------------------------------------------------------------------------------------------------------
Alan S. Parsow,                      $0                   None                   None                  $25,000
Trustee
----------------------------------------------------------------------------------------------------------------
Larry M. Robbins,                    $0                   None                   None                  $30,500
Trustee
----------------------------------------------------------------------------------------------------------------
Michael Seely,                       $0                   None                   None                  $25,000
Trustee
----------------------------------------------------------------------------------------------------------------
Leslie E. Bains,                     $0                   None                   None                    $0
Trustee
----------------------------------------------------------------------------------------------------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios.

         For the fiscal year ended October 31, 2002, the Portfolio Trust paid the following compensation to the Trustees of the Portfolio Trust.

----------------------------------------------------------------------------------------------------------------
 Name of Person,                   Aggregate          Pension or          Estimated                   Total
    Position                     Compensation         Retirement        Annual Benefits          Compensation
                                From Portfolio      Benefits Accrued    Upon Retirement          From Fund and
                                                    as Part of Funds                             Fund Complex**
                                                       Expenses*                               Paid to Directors
----------------------------------------------------------------------------------------------------------------
Fredrick C. Chen,                    $0                   None                   None                  $25,000
Trustee
----------------------------------------------------------------------------------------------------------------
Alan S. Parsow,                      $0                   None                   None                  $25,000
Trustee
----------------------------------------------------------------------------------------------------------------
Larry M. Robbins,                    $0                   None                   None                  $30,500
Trustee
----------------------------------------------------------------------------------------------------------------
Michael Seely,                       $0                   None                   None                  $25,000
Trustee
----------------------------------------------------------------------------------------------------------------
Leslie E. Bains,                     $0                   None                   None                    $0
Trustee
----------------------------------------------------------------------------------------------------------------

* The Portfolio Trust does not accrue pension or retirement benefits as part of Portfolio expenses, and Trustees of the Portfolio Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios.

Investment Adviser

         HSBC Asset Management (Americas) Inc. is the investment adviser to the Portfolio pursuant to an investment advisory contract (the "Advisory Contract") with the Portfolio Trust. For its services, the Adviser is entitled to a fee from the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.175% of the Fund's average daily net assets.

         The Advisory Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Portfolio.

         The Advisory Contract for the Portfolio provides that the Adviser will manage the portfolio of the Portfolio, either directly or through one or more sub-advisers, and will furnish to the Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Portfolio. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Portfolio. The Adviser may, out of its own resources, assist in marketing the Fund's shares.

         If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Portfolio's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

         The investment advisory services of the Adviser to the Portfolio are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

         The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser with 120 days of the material change.
The Adviser remains responsible for the performance of each Fund, oversees sub-advisers to ensure compliance with each Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

         The Board of Trustees of the Portfolio Trust approved the Advisory Contract and Sub-Advisory Contract with respect to the Portfolio in a meeting on June 16, 2003 to take effect upon the commencement of the Portfolio. In determining whether it was appropriate to approve the Advisory Contract and Sub-Advisory Contract, the Board of Trustees of the Portfolio Trust requested information, provided by the Adviser and Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees of the Portfolio Trust carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees of the Portfolio Trust determined that the Advisory Contract and Sub-Advisory Contract are consistent with the best interests of the Portfolio and its shareholders, and enables the Portfolio to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

o The investment advisory fees payable to the Adviser and the Sub-Adviser under the Advisory Contract are fair and reasonable in light of the services expected to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Portfolio, and the comparability of the proposed fee to fees paid by comparable mutual funds;

o The nature, quality and extent of the investment advisory services expected to be provided by the Sub-Adviser, in light of the high quality services provided to the other mutual funds advised by the Sub-Adviser and their historic performance, including achievement of stated investment objectives;

o The Adviser's and Sub-Adviser's representations regarding its staffing and capabilities to manage the Portfolio, including the retention of personnel with significant portfolio management experience;

o The Adviser's and Sub-Adviser's entrepreneurial commitment to the management and success of the Portfolio, which could entail a substantial commitment of resources to the successful operation of the Portfolio; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and Sub-Adviser.

         Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract and the investment sub-advisory agreements with respect to the Portfolio.

Sub-Adviser

         ICAP, located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as the Portfolio's Sub-Adviser. As the Portfolio's Sub-Adviser, ICAP is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. ICAP also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio.

         ICAP is an employee-owned investment management firm established in 1970 and is dedicated to the management of value-oriented equity products. As of June 30, 2003, ICAP has approximately $11.5 billion in assets under management.

          For its services, the Sub-Adviser receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets allocated to the Adviser for management, at the annual rate of 0.35% of net assets up to $500 million, 0.30% of net assets over $500 million up to $1 billion, 0.25% of net assets over $1 billion.

         The investment advisory services of the Sub-Adviser are not exclusive under the terms of their advisory agreements with HSBC. The Sub-Adviser is free to and does render investment advisory services to others.

[DISCLOSURE REGARDING PROXY VOTING POLICIES AND PROCEDURES; TO BE PROVIDED BY AMENDMENT]

Distribution Plans

         Three Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan") and the Class C Shares (the "Class C
Plan). The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, the Class B Shares or the Class C Shares may bear pursuant to the Class A Plan, Class B Plan or Class C Plan without approval by shareholders of the Class A Shares, Class B Shares or Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by a majority vote of the Board of Trustees and by a majority vote of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares and Class C Shares and to reduce each class's per share expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit its respective class and that class's shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares or Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

Distributor And Sponsor

         BISYS acts as sponsor and principal underwriter and distributor of Shares of the Fund pursuant to a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its Shareholders.

         Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Shares of the Fund and for the provision of certain shareholder services with respect to the Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of Shares and who provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from each Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to both the Class B Plan and the Class C Plan, the amount of this reimbursement from the Fund for distribution related activities (other than service fees) may not exceed on an annual basis 1.00% of the average daily net assets of the Fund represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various portfolios of the Trust may be allocated to such portfolios on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios for which it is incurred.

         Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

         The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares or Class C Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares or Class C Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Fund Administrator

         Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund administrator may, out of its own resources, assist in marketing the Fund's shares.

         For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's average daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

         The Administration Agreement was renewed on April 11, 2003 for a three year term and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

Transfer Agent

         The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

         Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

         BISYS also serves as the fund accounting agent for the Fund.

Shareholder Servicing Agents

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class Y Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions: arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts: furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits. on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A, Class B Shares, and Class C Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

         Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each share of each class of the Fund is determined on each day on which the New York Stock Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of a Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                               PURCHASE OF SHARES

         The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Purchasing and Adding to Your Shares." The Prospectus contains a general description of how investors may buy shares of the Fund and states whether the Fund offer more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and C shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Fund may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

         When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on

Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A shares will not be appropriate for investors who invest less than $50,000 in Fund shares.

         A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide different additional compensation to dealers in connection with selling shares of the Fund or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

         Shares of the Fund are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

         The sales load does not apply in any instance to reinvested dividends.

         Proceeds from the CDSC and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Clas C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may pay a higher dealer commission at its sole discretion.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

         Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

Exchange Privilege

         By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSCB Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Growth and Income Fund, HSBC Investor Growth Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Small Cap Equity Fund, HSBC Investor Overseas Equity Fund, and HSBC Investor Opportunity Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

         An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of the Fund who were shareholders of Class A Shares of the HSBC Equity Fund (which ceased operations on [___],
2003) as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares of the Fund. An exchange of Class B Shares or
Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption.
An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

         An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dialer or by providing written instruction to the Distributor.

Automatic Investment Plan

         The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly. semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

         For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through A Shareholder Servicing Agent or a Securities Broker

         The Fund's shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents and securities brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

         Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

         For further information on how to direct a securities broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent.

                                  SALES CHARGES

Class A Shares

         The public offering price of the Class A Shares of the Fund equals net asset value plus the applicable sales charge. BISYS receives this sales charge as distributor and may reallow it as dealer discounts and brokerage commissions as follows:

                                                  Sales Charges As:

----------------------------------------------------------------------------------------------------------------------
Size of Transaction at Offering                    Percentage of Offering             Percentage of Investment
Price                                                      Price

----------------------------------------------------------------------------------------------------------------------
Less than $50,000                                          5.00%                                5.26%
$50,000 but less than $100,000                             4.50%                                4.71%
$100,000 but less than $250,000                            3.75%                                3.90%
$250,000 but less than $500,000                            2.50%                                2.56%
$500,000 but less than $1,000,000                          2.00%                                2.04%
$1,000,000 and over                                        1.00%                                1.01%

Sales Charge Waivers

         The Distributor may waive sales charges for the purchase of Class A Shares of the Fund by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, BISYS and any affiliates thereof, (3) Trustees of the Trust, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by BISYS, The BISYS Group, Inc., or their affiliated companies, and
(9) shares purchased by tax-qualified employee benefit plans. In addition, the Distributor may waive sales charges for the purchase of the Fund's Class A Shares with the proceeds from the recent redemption of shares of a non-money market mutual fund (except one of the other funds of the Trust) sold with a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

Concurrent Purchases

         For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of any fund in the HSBC Family of Funds. For example, if a Shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Letter of Intent

         An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Right of Accumulation

         Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of the Fund. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation. however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Contingent Deferred Sales Charge ("CDSC") - Class B Shares

         Class B Shares of the Fund, which are redeemed less than four years after purchase will be subject to a declining CDSC. The CDSC will be based on the lesser of the net asset value at the time of purchase of the Class B Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.

         Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed.

         Class B Shares of the Fund may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. In such cases, the CDSC will be:

         Years since Purchase      CDSC as a % of Dollar Amount Subject to Charge
         0-1                                                   4.00%
         1-2                                                   3.00%
         2-3                                                   2.00%
         3-4                                                   1.00%
         More than 4                                            None

         The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. If an investor sells some but not all his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

         The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986. as amended (the "Code")) of a Shareholder. (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and
(iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

         Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

         Class C Shares of the Fund may be purchased for individual accounts normally in amounts of less than $500,000. Class C Shares of the Fund are sold at net asset value without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section Contingent Deferred Sales Charge ("CDSC") -- Class B Shares" except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class. Unlike Class B Shares, Class C Shares have no conversion feature and, accordingly, an investor that purchases Class C Shares will be subject to 12b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by each Fund's Board of Trustees and regulatory limitations.

         The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

         Unlike Class B Shares, Class C Shares have no conversion feature.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of the Shares in his accountant at any time at the net asset value next determined after a redemption order in proper form furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York Time for the Fund, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker, if applicable, or his Shareholder

Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent redeem Shares, a shareholder should contact his securities broker or his Shareholder Serving Agent.

Systematic Withdrawal Plan

         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

         Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

         Redemption by wire or telephone. An investor may redeem Class A, Class B and Class C Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                                RETIREMENT PLANS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

Individual Retirement Accounts

         The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming-BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

Defined Contribution Plans

         Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

Section 457 Plan, 401(k) Plan, 403(b) Plan

         The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

         Shares begin accruing dividends on the day they are purchased. Dividends are distributed quarterly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% nondeductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has eight series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. Currently, the Fund is divided into four classes of shares.

         Each share of each class of the Fund, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the

Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolios Trust could control the outcome of these votes. Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

         Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         As of the date of this Statement of Additional Information, no person owned of record or beneficially 5% or more of the Fund or a class of shares of the Fund.

         The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has only these three series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.
                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by a the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

The Portfolio

         The Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether the Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's income and assets.

Distributions in General

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning exempt-interest dividends and capital gain dividends). Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

         Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefits of the lower rate. Distributions resulting from the Fund's investment in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rate on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporation whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment companies are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions

         Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. If the shareholder has held the shares as a capital asset for more than 12 months, the maximum current federal income tax rate is 15%. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

         If, within 90 after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

Backup Withholding

         The Fund generally will be required to withhold federal income tax at a rate of 28% (in 2003) ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation

         Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).


Fund Investments

         Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

         Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

         Options Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

         Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Portfolio's taxable year and the Portfolio holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

         All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

                                OTHER INFORMATION

Capitalization

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Trust was "FundTrust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

Counsel

         Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

         The Trust, the Adviser and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.


Shareholder Inquiries

         All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

          GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                            -------------------------

                                     PART C

Item 23. Exhibits

     (a)(1) Form of Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments.
               (1)

     (a)(2) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (5)

     (a)(3) Establishment and designation of series for HSBC Investor Money Market Fund. (10)

     (a)(4)    Establishment and designation of series for HSBC Mid-Cap
               Fund. (10)

     (a)(5) Establishment and designation of series for HSBC Investor Limited Maturity Fund, and HSBC Investor California Tax-Free Money Market Fund. (11)

     (a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Growth and Income Fund, and HSBC Investor Balanced Fund. (11)

     (a)(7) Establishment and designation of series for HSBC Investor Small Cap Value Fund. *

     (a)(8) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund.

     (b)       Form of By-Laws. (1)

     (c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

     (d)(1) Form of Master Investment Advisory Contract, with supplements regarding HSBC Investor New York Tax-Free Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor Equity Fund.(1)

     (d)(2) Form of Amended and Restated Second Master Investment Advisory Contract, with supplement regarding HSBC Investor U.S. Government Money Market Fund. (1)

     (d)(3) Form of Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and HSBC Asset Management (Americas) Inc. (13)

     (d)(4) Form of Investment Advisory Contract between HSBC Investor Funds and HSBC Asset Management (Americas) Inc. (11)

     (d)(5) Form of Investment Advisory Contract Supplement regarding HSBC Investor Growth and Income Fund. (11)

     (d)(6) Form of Investment Advisory Contract Supplement regarding HSBC Investor U.S. Treasury Money Market Fund. (11)

     (d)(7) Form of Investment Advisory Contract Supplement regarding HSBC Investor Balanced Fund. (11)

     (d)(8) Form of Investment Advisory Contract Supplement regarding HSBC Investor Money Market Fund. (13)

     (d)(9) Form of Investment Advisory Contract Supplement regarding HSBC Investor U.S. Government Money Market Fund. (13)

     (d)(10) Form of Investment Advisory Contract Supplement regarding HSBC Investor U.S. Treasury Money Market Fund. (13)

     (d)(11) Form of Investment Advisory Contract Supplement regarding HSBC Investor regarding New York Tax-Free Money Market Fund. (13)

     (d)(12) Form of Investment Advisory Contract Supplement regarding HSBC Investor regarding New York Tax-Free Bond Fund. (13)

     (d)(13) Form of Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund.

     (d)(14) Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Fixed Income Portfolio. (13)

     (d)(15) Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Small Cap Value Fund. *

     (d)(16) Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Growth Fund.

     (d)(17) Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Value Fund.

     (d)(18) Form of Subadvisory Agreement between Alliance Capital Management L.P. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Equity Fund. (7)

     (d)(19) Form of Subadvisory Agreement between Capital Guardian Trust Company and HSBC Asset Management (Americas) Inc. regarding HSBC Investor International Equity Fund.

     (d)(20) Form of Subadvisory Agreement between Institutional Capital Corporation and HSBC Asset Management (Americas) Inc. regarding the HSBC Investor Equity Fund (13)

     (d)(21) Form of Subadvisory Agreement between [ ] and HSBC Asset Management (Americas) Inc regarding HSBC Investor Small Cap Value Fund.*

     (d)(22) Form of Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Small Cap Equity Fund. (14)

     (d)(23) Form of Subadvisory Agreement between Alliance Capital Management L.P. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Growth Fund.

     (d)(24) Form of Subadvisory Agreement between Institutional Capital Corporation and HSBC Asset Management (Americas) Inc. regarding the HSBC Investor Value Fund.

     (e) Form of Amended and Restated Distribution Agreement regarding HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax Free Money Market Fund, HSBC Investor New York Tax Free Fund, HSBC Investor Equity Fund, HSBC Investor Taxable Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Money Market Fund, HSBC Mid-Cap Fund, HSBC Investor California Tax-Free Money Market Fund, HSBC Investor Growth and Income Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Balanced Fund, HSBC Investor Small Cap Value Fund, HSBC Investor Cash Management Fund, HSBC Investor Growth Fund, and HSBC Investor Value Fund. (4)

     (f)       Not applicable.

     (g)(1)    Form of Custodian Agreement. (8)

     (h)(1)    Form of Service Agreement. (1)

     (h)(2) Form of Operational Services Support Agreement between HSBC Asset Management (Americas) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Cash Management Fund. (13)

     (h)(3) Form of Administration Agreement between HSBC Investor Funds and BISYS. (8)

     (h)(4)    Form of Fund Accounting Agreement - BISYS. (8)

     (h)(5)    Form of Transfer Agency and Service Agreement - BISYS. (8)

     (h)(6)    Form of Expense Limitation Agreement. (14)

     (i)       Not applicable.

     (j)       Consent of Independent Auditors.*

     (k)       Not applicable.

     (l)(1) Initial Investor Representation letter regarding HSBC Investor International Equity Fund and HSBC Investor Fixed Income
               Fund. (2)

     (l)(2) Initial Investor Representation letter regarding HSBC Investor Equity Fund. (3)

     (m) Form of Amended and Restated Master Distribution Plan, with supplements regarding HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Fund, HSBC Investor Equity Fund, HSBC Investor Fund, HSBC Investor Money Market Fund, HSBC Mid-Cap Fund, HSBC Investor California Tax-Free Money Market Fund, Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Limited Maturity Bond Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Balanced Fund, HSBC Investor Small Cap Value Fund, HSBC Investor Cash Management Fund, HSBC Investor Growth Fund, and HSBC Investor Value Fund. (4)

     (n)       Form of Multiple Class Plan. (13)

     (p)(1) Form of Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (10)

     (p)(2)    Form of Code of Ethics for HSBC Asset Management (Americas), Inc.
               (10)

     (p)(3)    Form of Code of Ethics for Alliance Capital Management L.P. (10)

     (p)(4)    Form of Code of Ethics for Institutional Capital Corporation.
               (10)

     (p)(5)    Form of Code of Ethics for Capital Guardian Trust Company. (12)

     (p)(6)    Form of Code of Ethics for Westfield Capital Management, LLC.
               (14)

     (p)(7)    Form of Code of Ethics for [ ].*

     (p)(8)    Form of Code of Ethics for BISYS. (9)

     (o)(1) Powers of Attorney of Trustees and Officers of Registrant and HSBC Portfolios. (6)

     (o)(2)    Power of Attorney for Nadeem Yousaf. (10)

     (o)(3)    Power of Attorney for Walter B. Grimm. (10)

     (o)(4)    Power of Attorney for Leslie E. Bains. (10)

----------
     (1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

     (2) Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

     (3) Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

     (4) Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

     (5) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

     (6) Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

     (7) Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.

     (8) Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement filed with the SEC on March 1, 1999.

     (9) Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.

     (10) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

     (11) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

     (12) Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.

     (13) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

     (14) Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement filed with the SEC on February 28, 2003.

*    To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 25. Indemnification

     Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

     If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisers

     HSBC Asset Management (Americas), 452 Fifth Avenue, New York, New York 10018, serves as investment adviser ("Adviser") and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Capital Guardian Trust Company ("CGTC"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of CGTC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60145) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Institutional Capital Corporation ("ICAP"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ICAP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40779) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Alliance Capital Management L.P. ("Alliance"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Alliance in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-56720) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Westfield Capital Management. LLC ("Westfield") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of [ ] together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of [ ] will be provided by amendment.

Item 27. Principal Underwriter

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies: Ambassador Funds, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, the Coventry Group, the Eureka Funds, the Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds, HSBC Investor Portfolios, the Infinity Mutual Funds, Inc., LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, Mercantile Funds, Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, the Victory Portfolios, the Victory Variable Insurance Funds, the Willamette Funds, Vintage Mutual Funds, Inc.

(b) Information about Directors and Officers of BISYS Fund Services Limited Partnership is set forth below:

                                    Position with       Position with
Name and Address                     Underwriter            Fund
---------------------------------------------------------------------
BISYS Fund Services Ohio, Inc.   Sole Limited Partner       None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.*       Sole General Partner       None
3435 Stelzer Road
Columbus, OH 43219

* Jocelyn E. Fullmer - Executive Representative
  William J. Tomko - Supervising Principal

(c)  Not applicable.

Item 28. Location of Accounts and Records

     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Asset Management (Americas), 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105; Institutional Capital Corporation, 225

West Wacker Drive, Chicago, Illinois, 60606; Capital Guardian Trust Company, 11100 Santa Monica Boulevard, Los Angeles, CA 90025; Westfield Capital Management LLC, 21 Fellow Street, Boston MA 02119 and [ ].

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, HSBC Investor Funds has duly caused this registration statement on Form N-1A (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 8th day of August, 2003.

HSBC Investor Funds


Walter B. Grimm*
---------------------------
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 8, 2003.


Walter B. Grimm*                                     Nadeem Yousaf*
---------------------------                          ---------------------------
Walter B. Grimm                                      Nadeem Yousaf
President                                            Treasurer


Alan S. Parsow*                                      Larry M. Robbins*
---------------------------                          ---------------------------
Alan S. Parsow                                       Larry M. Robbins
Trustee                                              Trustee


Michael Seely*                                       Frederick C. Chen*
---------------------------                          ---------------------------
Michael Seely                                        Frederick C. Chen
Trustee                                              Trustee


Leslie E. Bains*
---------------------------
Leslie E. Bains
Trustee


/s/ David J. Harris
---------------------------
*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as
Exhibit 19 to post-effective amendment No. 40.

                                  EXHIBIT INDEX


   (a)(8) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund.

   (d)(13) Form of Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund.

   (d)(16) Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Growth Fund.

   (d)(17) Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Value Fund.

   (d)(19) Form of Subadvisory Agreement between Capital Guardian Trust Company and HSBC Asset Management (Americas) Inc. regarding HSBC Investor International Equity Fund.

   (d)(23) Form of Subadvisory Agreement between Alliance Capital Management L.P. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Growth Fund.

   (d)(24) Form of Subadvisory Agreement between Institutional Capital Corporation and HSBC Asset Management (Americas) Inc. regarding the HSBC Investor Value Fund.






                         STATEMENT OF DIFFERENCES
                         ------------------------
Characters normally expressed as superscript shall be preceded by....... 'pp'